Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Variable Series Funds, Inc.
Entity Central Index Key	0000355916
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000141138
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation ETF V.I. Fund
Class Name	Class I Shares
Trading Symbol	BVDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$21Footnote Reference(a)	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 21	[1]
Expense Ratio, Percent	0.19%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 15.68%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net), returned 22.34% and the secondary performance benchmark, a blend of 60% MSCI ACWI Index (Net) and 40% Bloomberg U.S. Aggregate Bond Index, returned 16.22%.

What contributed to performance?

Positive contributions to the Fund’s return were led by the allocation to international developed market value stocks, followed by diversified bonds and U.S. large-cap growth stocks. Within international developed market equities, an allocation to value stocks was the largest contributor to performance, followed by broad emerging market stocks.

What detracted from performance?

There were no material detractors from the Fund’s absolute performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 783,760,190
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,009,906
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$783,760,190
Number of Portfolio Holdings...
18
Net Investment Advisory Fees...
$1,009,906
Portfolio Turnover Rate...
36%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
56.5%
Fixed-Income Funds...
31.2
Short-Term Securities...
12.3

C000141139
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation ETF V.I. Fund
Class Name	Class III Shares
Trading Symbol	BDAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$47Footnote Reference(a)	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 47	[2]
Expense Ratio, Percent	0.44%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class III Shares returned 15.37%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net), returned 22.34% and the secondary performance benchmark, a blend of 60% MSCI ACWI Index (Net) and 40% Bloomberg U.S. Aggregate Bond Index, returned 16.22%.

What contributed to performance?

Positive contributions to the Fund’s return were led by the allocation to international developed market value stocks, followed by diversified bonds and U.S. large-cap growth stocks. Within international developed market equities, an allocation to value stocks was the largest contributor to performance, followed by broad emerging market stocks.

What detracted from performance?

There were no material detractors from the Fund’s absolute performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 783,760,190
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,009,906
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$783,760,190
Number of Portfolio Holdings...
18
Net Investment Advisory Fees...
$1,009,906
Portfolio Turnover Rate...
36%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
56.5%
Fixed-Income Funds...
31.2
Short-Term Securities...
12.3

C000007905
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core V.I. Fund
Class Name	Class I Shares
Trading Symbol	LGCCI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 20.05%.

  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37%.

What contributed to performance?

Sentiment measures made the largest contribution to the Fund’s absolute performance. Signals that measure broker sentiment through text-based analysis helped successfully position the portfolio in the strong-performing information technology and industrials sectors. Additionally, insights analyzing social media activity captured shifting retail preferences and supported gains in the consumer sectors. Select macro signals also added value, as insights gauging industry-level activity effectively positioned the portfolio in technology. Traditional valuation measures that focus on operating income yield further helped results by correctly positioning the Fund in the financial sector.

What detracted from performance?

Despite the Fund’s strong overall performance, certain quality-focused signals detracted. Signals that penalized companies with more volatile earnings underperformed, particularly in the materials sector. A signal that favored founder-led firms also struggled, especially in real estate. Select macro insights that measure economic patterns and hiring trends missed key shifts in the market, which was an additional headwind for absolute returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	Russell 1000® Index
Jan 16	$9,322	$9,462
Feb 16	$9,207	$9,459
Mar 16	$9,834	$10,117
Apr 16	$9,774	$10,172
May 16	$9,939	$10,351
Jun 16	$9,803	$10,374
Jul 16	$10,195	$10,769
Aug 16	$10,301	$10,783
Sep 16	$10,314	$10,792
Oct 16	$10,201	$10,582
Nov 16	$10,822	$10,999
Dec 16	$11,055	$11,205
Jan 17	$11,298	$11,431
Feb 17	$11,821	$11,873
Mar 17	$11,790	$11,881
Apr 17	$12,001	$12,006
May 17	$12,071	$12,160
Jun 17	$12,119	$12,244
Jul 17	$12,354	$12,487
Aug 17	$12,438	$12,526
Sep 17	$12,767	$12,793
Oct 17	$13,039	$13,086
Nov 17	$13,413	$13,485
Dec 17	$13,524	$13,636
Jan 18	$14,418	$14,384
Feb 18	$13,966	$13,856
Mar 18	$13,714	$13,541
Apr 18	$13,681	$13,587
May 18	$13,976	$13,934
Jun 18	$14,018	$14,024
Jul 18	$14,483	$14,508
Aug 18	$15,012	$15,008
Sep 18	$15,041	$15,065
Oct 18	$13,872	$13,999
Nov 18	$14,090	$14,284
Dec 18	$12,818	$12,983
Jan 19	$13,936	$14,071
Feb 19	$14,431	$14,548
Mar 19	$14,600	$14,801
Apr 19	$15,196	$15,399
May 19	$14,341	$14,417
Jun 19	$15,179	$15,430
Jul 19	$15,343	$15,669
Aug 19	$15,012	$15,382
Sep 19	$15,231	$15,649
Oct 19	$15,535	$15,980
Nov 19	$16,097	$16,584
Dec 19	$16,525	$17,063
Jan 20	$16,621	$17,082
Feb 20	$15,250	$15,686
Mar 20	$13,260	$13,613
Apr 20	$15,046	$15,412
May 20	$15,798	$16,225
Jun 20	$16,158	$16,584
Jul 20	$17,031	$17,555
Aug 20	$18,349	$18,843
Sep 20	$17,629	$18,155
Oct 20	$17,050	$17,717
Nov 20	$19,032	$19,803
Dec 20	$19,797	$20,640
Jan 21	$19,618	$20,470
Feb 21	$20,254	$21,064
Mar 21	$21,068	$21,861
Apr 21	$22,207	$23,037
May 21	$22,439	$23,147
Jun 21	$22,956	$23,727
Jul 21	$23,552	$24,220
Aug 21	$24,103	$24,921
Sep 21	$22,939	$23,776
Oct 21	$24,477	$25,426
Nov 21	$24,375	$25,085
Dec 21	$25,427	$26,101
Jan 22	$23,986	$24,629
Feb 22	$23,145	$23,953
Mar 22	$23,878	$24,762
Apr 22	$21,812	$22,554
May 22	$21,788	$22,520
Jun 22	$19,938	$20,634
Jul 22	$21,574	$22,556
Aug 22	$20,695	$21,690
Sep 22	$18,850	$19,683
Oct 22	$20,451	$21,261
Nov 22	$21,562	$22,412
Dec 22	$20,345	$21,108
Jan 23	$21,641	$22,524
Feb 23	$21,160	$21,988
Mar 23	$21,789	$22,683
Apr 23	$21,937	$22,964
May 23	$21,937	$23,071
Jun 23	$23,505	$24,629
Jul 23	$24,207	$25,476
Aug 23	$23,849	$25,031
Sep 23	$22,750	$23,854
Oct 23	$22,268	$23,278
Nov 23	$24,368	$25,452
Dec 23	$25,477	$26,708
Jan 24	$25,900	$27,081
Feb 24	$27,170	$28,543
Mar 24	$28,414	$29,458
Apr 24	$27,220	$28,205
May 24	$28,638	$29,533
Jun 24	$29,672	$30,510
Jul 24	$30,066	$30,954
Aug 24	$30,788	$31,688
Sep 24	$31,386	$32,366
Oct 24	$31,062	$32,139
Nov 24	$32,879	$34,209
Dec 24	$31,959	$33,255
Jan 25	$32,820	$34,313
Feb 25	$32,167	$33,713
Mar 25	$30,210	$31,762
Apr 25	$30,141	$31,573
May 25	$32,112	$33,589
Jun 25	$33,722	$35,290
Jul 25	$34,452	$36,074
Aug 25	$35,341	$36,833
Sep 25	$36,761	$38,110
Oct 25	$37,909	$38,932
Nov 25	$38,167	$39,027
Dec 25	$38,368	$39,030

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	20.05%	14.15%	14.39%
Russell 1000® Index...
	17.37	13.59	14.59

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 209,039,463
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 980,218
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$209,039,463
Number of Portfolio Holdings...
216
Net Investment Advisory Fees...
$980,218
Portfolio Turnover Rate...
112%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
33.7%
Financials...
14.9
Communication Services...
11.7
Industrials...
10.4
Consumer Discretionary...
9.8
Health Care...
8.7
Consumer Staples...
4.2
Energy...
2.2
Materials...
1.9
Real Estate...
0.9
Utilities...
0.7
Short-Term Securities...
2.4
Liabilities in Excess of Other Assets...
(1.5)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007906
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core V.I. Fund
Class Name	Class II Shares
Trading Symbol	LGCII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class II Shares returned 19.86%.

  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37%.

What contributed to performance?

Sentiment measures made the largest contribution to the Fund’s absolute performance. Signals that measure broker sentiment through text-based analysis helped successfully position the portfolio in the strong-performing information technology and industrials sectors. Additionally, insights analyzing social media activity captured shifting retail preferences and supported gains in the consumer sectors. Select macro signals also added value, as insights gauging industry-level activity effectively positioned the portfolio in technology. Traditional valuation measures that focus on operating income yield further helped results by correctly positioning the Fund in the financial sector.

What detracted from performance?

Despite the Fund’s strong overall performance, certain quality-focused signals detracted. Signals that penalized companies with more volatile earnings underperformed, particularly in the materials sector. A signal that favored founder-led firms also struggled, especially in real estate. Select macro insights that measure economic patterns and hiring trends missed key shifts in the market, which was an additional headwind for absolute returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class II Shares	Russell 1000® Index
Jan 16	$9,322	$9,462
Feb 16	$9,208	$9,459
Mar 16	$9,831	$10,117
Apr 16	$9,768	$10,172
May 16	$9,933	$10,351
Jun 16	$9,796	$10,374
Jul 16	$10,188	$10,769
Aug 16	$10,291	$10,783
Sep 16	$10,301	$10,792
Oct 16	$10,188	$10,582
Nov 16	$10,805	$10,999
Dec 16	$11,041	$11,205
Jan 17	$11,279	$11,431
Feb 17	$11,798	$11,873
Mar 17	$11,767	$11,881
Apr 17	$11,977	$12,006
May 17	$12,043	$12,160
Jun 17	$12,088	$12,244
Jul 17	$12,322	$12,487
Aug 17	$12,403	$12,526
Sep 17	$12,731	$12,793
Oct 17	$12,999	$13,086
Nov 17	$13,372	$13,485
Dec 17	$13,478	$13,636
Jan 18	$14,368	$14,384
Feb 18	$13,918	$13,856
Mar 18	$13,663	$13,541
Apr 18	$13,630	$13,587
May 18	$13,923	$13,934
Jun 18	$13,961	$14,024
Jul 18	$14,424	$14,508
Aug 18	$14,946	$15,008
Sep 18	$14,975	$15,065
Oct 18	$13,810	$13,999
Nov 18	$14,023	$14,284
Dec 18	$12,755	$12,983
Jan 19	$13,867	$14,071
Feb 19	$14,358	$14,548
Mar 19	$14,520	$14,801
Apr 19	$15,113	$15,399
May 19	$14,258	$14,417
Jun 19	$15,090	$15,430
Jul 19	$15,254	$15,669
Aug 19	$14,918	$15,382
Sep 19	$15,136	$15,649
Oct 19	$15,432	$15,980
Nov 19	$15,991	$16,584
Dec 19	$16,411	$17,063
Jan 20	$16,507	$17,082
Feb 20	$15,147	$15,686
Mar 20	$13,166	$13,613
Apr 20	$14,938	$15,412
May 20	$15,683	$16,225
Jun 20	$16,041	$16,584
Jul 20	$16,901	$17,555
Aug 20	$18,209	$18,843
Sep 20	$17,488	$18,155
Oct 20	$16,914	$17,717
Nov 20	$18,880	$19,803
Dec 20	$19,638	$20,640
Jan 21	$19,454	$20,470
Feb 21	$20,077	$21,064
Mar 21	$20,883	$21,861
Apr 21	$22,011	$23,037
May 21	$22,234	$23,147
Jun 21	$22,745	$23,727
Jul 21	$23,328	$24,220
Aug 21	$23,874	$24,921
Sep 21	$22,722	$23,776
Oct 21	$24,238	$25,426
Nov 21	$24,137	$25,085
Dec 21	$25,176	$26,101
Jan 22	$23,741	$24,629
Feb 22	$22,900	$23,953
Mar 22	$23,623	$24,762
Apr 22	$21,584	$22,554
May 22	$21,549	$22,520
Jun 22	$19,723	$20,634
Jul 22	$21,350	$22,556
Aug 22	$20,458	$21,690
Sep 22	$18,638	$19,683
Oct 22	$20,217	$21,261
Nov 22	$21,314	$22,412
Dec 22	$20,098	$21,108
Jan 23	$21,387	$22,524
Feb 23	$20,900	$21,988
Mar 23	$21,532	$22,683
Apr 23	$21,678	$22,964
May 23	$21,666	$23,071
Jun 23	$23,210	$24,629
Jul 23	$23,901	$25,476
Aug 23	$23,549	$25,031
Sep 23	$22,466	$23,854
Oct 23	$21,980	$23,278
Nov 23	$24,047	$25,452
Dec 23	$25,127	$26,708
Jan 24	$25,556	$27,081
Feb 24	$26,804	$28,543
Mar 24	$28,028	$29,458
Apr 24	$26,841	$28,205
May 24	$28,236	$29,533
Jun 24	$29,252	$30,510
Jul 24	$29,640	$30,954
Aug 24	$30,350	$31,688
Sep 24	$30,925	$32,366
Oct 24	$30,607	$32,139
Nov 24	$32,394	$34,209
Dec 24	$31,479	$33,255
Jan 25	$32,324	$34,313
Feb 25	$31,684	$33,713
Mar 25	$29,735	$31,762
Apr 25	$29,667	$31,573
May 25	$31,602	$33,589
Jun 25	$33,196	$35,290
Jul 25	$33,899	$36,074
Aug 25	$34,772	$36,833
Sep 25	$36,151	$38,110
Oct 25	$37,292	$38,932
Nov 25	$37,531	$39,027
Dec 25	$37,733	$39,030

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class II Shares ...
	19.86%	13.95%	14.20%
Russell 1000® Index...
	17.37	13.59	14.59

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 209,039,463
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 980,218
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$209,039,463
Number of Portfolio Holdings...
216
Net Investment Advisory Fees...
$980,218
Portfolio Turnover Rate...
112%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
33.7%
Financials...
14.9
Communication Services...
11.7
Industrials...
10.4
Consumer Discretionary...
9.8
Health Care...
8.7
Consumer Staples...
4.2
Energy...
2.2
Materials...
1.9
Real Estate...
0.9
Utilities...
0.7
Short-Term Securities...
2.4
Liabilities in Excess of Other Assets...
(1.5)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007907
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core V.I. Fund
Class Name	Class III Shares
Trading Symbol	LCIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class III Shares returned 19.73%.

  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37%.

What contributed to performance?

Sentiment measures made the largest contribution to the Fund’s absolute performance. Signals that measure broker sentiment through text-based analysis helped successfully position the portfolio in the strong-performing information technology and industrials sectors. Additionally, insights analyzing social media activity captured shifting retail preferences and supported gains in the consumer sectors. Select macro signals also added value, as insights gauging industry-level activity effectively positioned the portfolio in technology. Traditional valuation measures that focus on operating income yield further helped results by correctly positioning the Fund in the financial sector.

What detracted from performance?

Despite the Fund’s strong overall performance, certain quality-focused signals detracted. Signals that penalized companies with more volatile earnings underperformed, particularly in the materials sector. A signal that favored founder-led firms also struggled, especially in real estate. Select macro insights that measure economic patterns and hiring trends missed key shifts in the market, which was an additional headwind for absolute returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	Russell 1000® Index
Jan 16	$9,318	$9,462
Feb 16	$9,203	$9,459
Mar 16	$9,827	$10,117
Apr 16	$9,763	$10,172
May 16	$9,926	$10,351
Jun 16	$9,789	$10,374
Jul 16	$10,180	$10,769
Aug 16	$10,280	$10,783
Sep 16	$10,289	$10,792
Oct 16	$10,176	$10,582
Nov 16	$10,790	$10,999
Dec 16	$11,026	$11,205
Jan 17	$11,262	$11,431
Feb 17	$11,780	$11,873
Mar 17	$11,749	$11,881
Apr 17	$11,957	$12,006
May 17	$12,023	$12,160
Jun 17	$12,068	$12,244
Jul 17	$12,300	$12,487
Aug 17	$12,378	$12,526
Sep 17	$12,704	$12,793
Oct 17	$12,969	$13,086
Nov 17	$13,341	$13,485
Dec 17	$13,448	$13,636
Jan 18	$14,334	$14,384
Feb 18	$13,881	$13,856
Mar 18	$13,629	$13,541
Apr 18	$13,596	$13,587
May 18	$13,881	$13,934
Jun 18	$13,920	$14,024
Jul 18	$14,380	$14,508
Aug 18	$14,901	$15,008
Sep 18	$14,925	$15,065
Oct 18	$13,763	$13,999
Nov 18	$13,977	$14,284
Dec 18	$12,707	$12,983
Jan 19	$13,815	$14,071
Feb 19	$14,304	$14,548
Mar 19	$14,467	$14,801
Apr 19	$15,052	$15,399
May 19	$14,203	$14,417
Jun 19	$15,029	$15,430
Jul 19	$15,188	$15,669
Aug 19	$14,856	$15,382
Sep 19	$15,070	$15,649
Oct 19	$15,368	$15,980
Nov 19	$15,919	$16,584
Dec 19	$16,336	$17,063
Jan 20	$16,432	$17,082
Feb 20	$15,076	$15,686
Mar 20	$13,101	$13,613
Apr 20	$14,860	$15,412
May 20	$15,604	$16,225
Jun 20	$15,958	$16,584
Jul 20	$16,811	$17,555
Aug 20	$18,114	$18,843
Sep 20	$17,396	$18,155
Oct 20	$16,817	$17,717
Nov 20	$18,772	$19,803
Dec 20	$19,521	$20,640
Jan 21	$19,343	$20,470
Feb 21	$19,956	$21,064
Mar 21	$20,755	$21,861
Apr 21	$21,877	$23,037
May 21	$22,101	$23,147
Jun 21	$22,603	$23,727
Jul 21	$23,183	$24,220
Aug 21	$23,719	$24,921
Sep 21	$22,572	$23,776
Oct 21	$24,079	$25,426
Nov 21	$23,977	$25,085
Dec 21	$24,999	$26,101
Jan 22	$23,577	$24,629
Feb 22	$22,751	$23,953
Mar 22	$23,467	$24,762
Apr 22	$21,439	$22,554
May 22	$21,406	$22,520
Jun 22	$19,587	$20,634
Jul 22	$21,199	$22,556
Aug 22	$20,314	$21,690
Sep 22	$18,500	$19,683
Oct 22	$20,068	$21,261
Nov 22	$21,154	$22,412
Dec 22	$19,960	$21,108
Jan 23	$21,235	$22,524
Feb 23	$20,750	$21,988
Mar 23	$21,371	$22,683
Apr 23	$21,517	$22,964
May 23	$21,506	$23,071
Jun 23	$23,029	$24,629
Jul 23	$23,716	$25,476
Aug 23	$23,366	$25,031
Sep 23	$22,282	$23,854
Oct 23	$21,808	$23,278
Nov 23	$23,851	$25,452
Dec 23	$24,930	$26,708
Jan 24	$25,350	$27,081
Feb 24	$26,586	$28,543
Mar 24	$27,800	$29,458
Apr 24	$26,620	$28,205
May 24	$27,992	$29,533
Jun 24	$29,002	$30,510
Jul 24	$29,384	$30,954
Aug 24	$30,087	$31,688
Sep 24	$30,655	$32,366
Oct 24	$30,337	$32,139
Nov 24	$32,107	$34,209
Dec 24	$31,191	$33,255
Jan 25	$32,029	$34,313
Feb 25	$31,391	$33,713
Mar 25	$29,463	$31,762
Apr 25	$29,387	$31,573
May 25	$31,303	$33,589
Jun 25	$32,881	$35,290
Jul 25	$33,564	$36,074
Aug 25	$34,441	$36,833
Sep 25	$35,809	$38,110
Oct 25	$36,919	$38,932
Nov 25	$37,151	$39,027
Dec 25	$37,343	$39,030

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	19.73%	13.85%	14.08%
Russell 1000® Index...
	17.37	13.59	14.59

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 209,039,463
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 980,218
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$209,039,463
Number of Portfolio Holdings...
216
Net Investment Advisory Fees...
$980,218
Portfolio Turnover Rate...
112%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
33.7%
Financials...
14.9
Communication Services...
11.7
Industrials...
10.4
Consumer Discretionary...
9.8
Health Care...
8.7
Consumer Staples...
4.2
Energy...
2.2
Materials...
1.9
Real Estate...
0.9
Utilities...
0.7
Short-Term Securities...
2.4
Liabilities in Excess of Other Assets...
(1.5)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007911
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value V.I. Fund
Class Name	Class I Shares
Trading Symbol	LCATT
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 18.38%.

  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 17.37% and the Russell 1000® Value Index returned 15.91%.

What contributed to performance?

Fundamental value and sentiment insights were the strongest contributors to the Fund’s absolute performance. Traditional valuation measures focused on operating income yield helped position the portfolio in more profitable companies, particularly in the financials sector. Signals that emphasize companies with higher investment in research and development further contributed, especially in healthcare. Sentiment insights also supported returns, as signals that gauge sentiment from text-based reports successfully captured improving expectations across a variety of sectors. In addition, sentiment signals tracking social media activity helped results by effectively positioning the portfolio in consumer-related stocks.

What detracted from performance?

Despite the Fund’s strong performance in 2025, certain quality-focused insights detracted. Measures that penalized firms with more volatile earnings underperformed, as their defensive tilt struggled at a time in which higher-risk stocks were in favor. Signals that favored founder-led companies also detracted, particularly in the real estate sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	Russell 1000® Index	Russell 1000® Value Index
Jan 16	$9,269	$9,462	$9,483
Feb 16	$9,199	$9,459	$9,481
Mar 16	$9,835	$10,117	$10,164
Apr 16	$9,913	$10,172	$10,377
May 16	$10,044	$10,351	$10,539
Jun 16	$9,948	$10,374	$10,630
Jul 16	$10,253	$10,769	$10,938
Aug 16	$10,402	$10,783	$11,023
Sep 16	$10,410	$10,792	$11,000
Oct 16	$10,323	$10,582	$10,829
Nov 16	$11,110	$10,999	$11,448
Dec 16	$11,360	$11,205	$11,734
Jan 17	$11,501	$11,431	$11,818
Feb 17	$12,019	$11,873	$12,242
Mar 17	$11,859	$11,881	$12,118
Apr 17	$11,944	$12,006	$12,095
May 17	$11,906	$12,160	$12,083
Jun 17	$12,057	$12,244	$12,281
Jul 17	$12,242	$12,487	$12,444
Aug 17	$12,213	$12,526	$12,299
Sep 17	$12,666	$12,793	$12,663
Oct 17	$12,763	$13,086	$12,755
Nov 17	$13,148	$13,485	$13,146
Dec 17	$13,316	$13,636	$13,337
Jan 18	$13,918	$14,384	$13,853
Feb 18	$13,291	$13,856	$13,192
Mar 18	$13,154	$13,541	$12,960
Apr 18	$13,166	$13,587	$13,002
May 18	$13,204	$13,934	$13,080
Jun 18	$13,229	$14,024	$13,112
Jul 18	$13,731	$14,508	$13,631
Aug 18	$13,985	$15,008	$13,832
Sep 18	$14,023	$15,065	$13,860
Oct 18	$13,161	$13,999	$13,142
Nov 18	$13,491	$14,284	$13,534
Dec 18	$12,224	$12,983	$12,235
Jan 19	$13,184	$14,071	$13,187
Feb 19	$13,650	$14,548	$13,608
Mar 19	$13,664	$14,801	$13,695
Apr 19	$14,159	$15,399	$14,181
May 19	$13,359	$14,417	$13,269
Jun 19	$14,159	$15,430	$14,221
Jul 19	$14,266	$15,669	$14,339
Aug 19	$13,844	$15,382	$13,918
Sep 19	$14,266	$15,649	$14,414
Oct 19	$14,426	$15,980	$14,616
Nov 19	$14,906	$16,584	$15,068
Dec 19	$15,267	$17,063	$15,482
Jan 20	$14,957	$17,082	$15,149
Feb 20	$13,486	$15,686	$13,682
Mar 20	$11,350	$13,613	$11,344
Apr 20	$12,681	$15,412	$12,619
May 20	$13,068	$16,225	$13,051
Jun 20	$13,022	$16,584	$12,965
Jul 20	$13,481	$17,555	$13,477
Aug 20	$14,140	$18,843	$14,035
Sep 20	$13,717	$18,155	$13,690
Oct 20	$13,418	$17,717	$13,510
Nov 20	$15,286	$19,803	$15,327
Dec 20	$15,826	$20,640	$15,915
Jan 21	$15,635	$20,470	$15,769
Feb 21	$16,574	$21,064	$16,722
Mar 21	$17,561	$21,861	$17,706
Apr 21	$18,309	$23,037	$18,414
May 21	$18,803	$23,147	$18,844
Jun 21	$18,564	$23,727	$18,628
Jul 21	$18,902	$24,220	$18,777
Aug 21	$19,206	$24,921	$19,150
Sep 21	$18,439	$23,776	$18,483
Oct 21	$19,317	$25,426	$19,422
Nov 21	$18,838	$25,085	$18,737
Dec 21	$20,023	$26,101	$19,919
Jan 22	$19,447	$24,629	$19,455
Feb 22	$19,082	$23,953	$19,229
Mar 22	$19,620	$24,762	$19,772
Apr 22	$18,621	$22,554	$18,657
May 22	$18,967	$22,520	$19,020
Jun 22	$17,297	$20,634	$17,358
Jul 22	$18,316	$22,556	$18,509
Aug 22	$17,730	$21,690	$17,957
Sep 22	$16,283	$19,683	$16,383
Oct 22	$18,043	$21,261	$18,063
Nov 22	$19,118	$22,412	$19,191
Dec 22	$18,389	$21,108	$18,418
Jan 23	$19,310	$22,524	$19,372
Feb 23	$18,730	$21,988	$18,689
Mar 23	$18,710	$22,683	$18,603
Apr 23	$18,850	$22,964	$18,883
May 23	$18,109	$23,071	$18,155
Jun 23	$19,350	$24,629	$19,361
Jul 23	$20,001	$25,476	$20,042
Aug 23	$19,639	$25,031	$19,501
Sep 23	$18,955	$23,854	$18,748
Oct 23	$18,393	$23,278	$18,087
Nov 23	$19,880	$25,452	$19,451
Dec 23	$20,909	$26,708	$20,529
Jan 24	$21,078	$27,081	$20,550
Feb 24	$21,712	$28,543	$21,308
Mar 24	$23,042	$29,458	$22,373
Apr 24	$22,028	$28,205	$21,418
May 24	$22,789	$29,533	$22,097
Jun 24	$22,810	$30,510	$21,889
Jul 24	$23,901	$30,954	$23,008
Aug 24	$24,583	$31,688	$23,625
Sep 24	$24,882	$32,366	$23,953
Oct 24	$24,562	$32,139	$23,689
Nov 24	$26,054	$34,209	$25,202
Dec 24	$24,322	$33,255	$23,478
Jan 25	$25,363	$34,313	$24,565
Feb 25	$25,463	$33,713	$24,665
Mar 25	$24,644	$31,762	$23,980
Apr 25	$24,025	$31,573	$23,249
May 25	$24,892	$33,589	$24,065
Jun 25	$25,661	$35,290	$24,888
Jul 25	$25,767	$36,074	$25,031
Aug 25	$26,691	$36,833	$25,829
Sep 25	$27,281	$38,110	$26,215
Oct 25	$27,589	$38,932	$26,330
Nov 25	$28,436	$39,027	$27,030
Dec 25	$28,792	$39,030	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	18.38%	12.71%	11.15%
Russell 1000® Index...
	17.37	13.59	14.59
Russell 1000® Value Index...
	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 104,363,031
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 389,290
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$104,363,031
Number of Portfolio Holdings...
257
Net Investment Advisory Fees...
$389,290
Portfolio Turnover Rate...
128%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
23.4%
Industrials...
14.3
Information Technology...
12.6
Health Care...
11.3
Communication Services...
9.5
Consumer Discretionary...
7.3
Consumer Staples...
6.6
Energy...
4.9
Materials...
3.4
Utilities...
2.8
Real Estate...
2.7
Short-Term Securities...
3.7
Liabilities in Excess of Other Assets...
(2.5)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007913
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value V.I. Fund
Class Name	Class III Shares
Trading Symbol	LVIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class III Shares returned 17.99%.

  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 17.37% and the Russell 1000® Value Index returned 15.91%.

What contributed to performance?

Fundamental value and sentiment insights were the strongest contributors to the Fund’s absolute performance. Traditional valuation measures focused on operating income yield helped position the portfolio in more profitable companies, particularly in the financials sector. Signals that emphasize companies with higher investment in research and development further contributed, especially in healthcare. Sentiment insights also supported returns, as signals that gauge sentiment from text-based reports successfully captured improving expectations across a variety of sectors. In addition, sentiment signals tracking social media activity helped results by effectively positioning the portfolio in consumer-related stocks.

What detracted from performance?

Despite the Fund’s strong performance in 2025, certain quality-focused insights detracted. Measures that penalized firms with more volatile earnings underperformed, as their defensive tilt struggled at a time in which higher-risk stocks were in favor. Signals that favored founder-led companies also detracted, particularly in the real estate sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	Russell 1000® Index	Russell 1000® Value Index
Jan 16	$9,270	$9,462	$9,483
Feb 16	$9,191	$9,459	$9,481
Mar 16	$9,824	$10,117	$10,164
Apr 16	$9,903	$10,172	$10,377
May 16	$10,026	$10,351	$10,539
Jun 16	$9,930	$10,374	$10,630
Jul 16	$10,238	$10,769	$10,938
Aug 16	$10,380	$10,783	$11,023
Sep 16	$10,388	$10,792	$11,000
Oct 16	$10,300	$10,582	$10,829
Nov 16	$11,069	$10,999	$11,448
Dec 16	$11,317	$11,205	$11,734
Jan 17	$11,460	$11,431	$11,818
Feb 17	$11,973	$11,873	$12,242
Mar 17	$11,811	$11,881	$12,118
Apr 17	$11,897	$12,006	$12,095
May 17	$11,849	$12,160	$12,083
Jun 17	$11,992	$12,244	$12,281
Jul 17	$12,178	$12,487	$12,444
Aug 17	$12,139	$12,526	$12,299
Sep 17	$12,586	$12,793	$12,663
Oct 17	$12,683	$13,086	$12,755
Nov 17	$13,062	$13,485	$13,146
Dec 17	$13,225	$13,636	$13,337
Jan 18	$13,820	$14,384	$13,853
Feb 18	$13,187	$13,856	$13,192
Mar 18	$13,048	$13,541	$12,960
Apr 18	$13,061	$13,587	$13,002
May 18	$13,099	$13,934	$13,080
Jun 18	$13,112	$14,024	$13,112
Jul 18	$13,619	$14,508	$13,631
Aug 18	$13,862	$15,008	$13,832
Sep 18	$13,900	$15,065	$13,860
Oct 18	$13,044	$13,999	$13,142
Nov 18	$13,376	$14,284	$13,534
Dec 18	$12,106	$12,983	$12,235
Jan 19	$13,061	$14,071	$13,187
Feb 19	$13,517	$14,548	$13,608
Mar 19	$13,531	$14,801	$13,695
Apr 19	$14,016	$15,399	$14,181
May 19	$13,223	$14,417	$13,269
Jun 19	$14,016	$15,430	$14,221
Jul 19	$14,109	$15,669	$14,339
Aug 19	$13,697	$15,382	$13,918
Sep 19	$14,109	$15,649	$14,414
Oct 19	$14,256	$15,980	$14,616
Nov 19	$14,726	$16,584	$15,068
Dec 19	$15,084	$17,063	$15,482
Jan 20	$14,772	$17,082	$15,149
Feb 20	$13,335	$15,686	$13,682
Mar 20	$11,212	$13,613	$11,344
Apr 20	$12,508	$15,412	$12,619
May 20	$12,898	$16,225	$13,051
Jun 20	$12,851	$16,584	$12,965
Jul 20	$13,299	$17,555	$13,477
Aug 20	$13,948	$18,843	$14,035
Sep 20	$13,520	$18,155	$13,690
Oct 20	$13,236	$17,717	$13,510
Nov 20	$15,072	$19,803	$15,327
Dec 20	$15,601	$20,640	$15,915
Jan 21	$15,408	$20,470	$15,769
Feb 21	$16,338	$21,064	$16,722
Mar 21	$17,300	$21,861	$17,706
Apr 21	$18,038	$23,037	$18,414
May 21	$18,519	$23,147	$18,844
Jun 21	$18,262	$23,727	$18,628
Jul 21	$18,603	$24,220	$18,777
Aug 21	$18,892	$24,921	$19,150
Sep 21	$18,136	$23,776	$18,483
Oct 21	$19,005	$25,426	$19,422
Nov 21	$18,522	$25,085	$18,737
Dec 21	$19,691	$26,101	$19,919
Jan 22	$19,110	$24,629	$19,455
Feb 22	$18,741	$23,953	$19,229
Mar 22	$19,284	$24,762	$19,772
Apr 22	$18,296	$22,554	$18,657
May 22	$18,625	$22,520	$19,020
Jun 22	$16,997	$20,634	$17,358
Jul 22	$17,987	$22,556	$18,509
Aug 22	$17,395	$21,690	$17,957
Sep 22	$15,973	$19,683	$16,383
Oct 22	$17,691	$21,261	$18,063
Nov 22	$18,757	$22,412	$19,191
Dec 22	$18,035	$21,108	$18,418
Jan 23	$18,943	$22,524	$19,372
Feb 23	$18,358	$21,988	$18,689
Mar 23	$18,338	$22,683	$18,603
Apr 23	$18,459	$22,964	$18,883
May 23	$17,753	$23,071	$18,155
Jun 23	$18,963	$24,629	$19,361
Jul 23	$19,579	$25,476	$20,042
Aug 23	$19,235	$25,031	$19,501
Sep 23	$18,566	$23,854	$18,748
Oct 23	$17,998	$23,278	$18,087
Nov 23	$19,437	$25,452	$19,451
Dec 23	$20,447	$26,708	$20,529
Jan 24	$20,617	$27,081	$20,550
Feb 24	$21,234	$28,543	$21,308
Mar 24	$22,510	$29,458	$22,373
Apr 24	$21,532	$28,205	$21,418
May 24	$22,276	$29,533	$22,097
Jun 24	$22,298	$30,510	$21,889
Jul 24	$23,333	$30,954	$23,008
Aug 24	$24,020	$31,688	$23,625
Sep 24	$24,300	$32,366	$23,953
Oct 24	$23,977	$32,139	$23,689
Nov 24	$25,438	$34,209	$25,202
Dec 24	$23,744	$33,255	$23,478
Jan 25	$24,746	$34,313	$24,565
Feb 25	$24,821	$33,713	$24,665
Mar 25	$24,019	$31,762	$23,980
Apr 25	$23,443	$31,573	$23,249
May 25	$24,245	$33,589	$24,065
Jun 25	$24,996	$35,290	$24,888
Jul 25	$25,103	$36,074	$25,031
Aug 25	$26,012	$36,833	$25,829
Sep 25	$26,583	$38,110	$26,215
Oct 25	$26,868	$38,932	$26,330
Nov 25	$27,699	$39,027	$27,030
Dec 25	$28,016	$39,030	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	17.99%	12.42%	10.85%
Russell 1000® Index...
	17.37	13.59	14.59
Russell 1000® Value Index...
	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 104,363,031
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 389,290
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$104,363,031
Number of Portfolio Holdings...
257
Net Investment Advisory Fees...
$389,290
Portfolio Turnover Rate...
128%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
23.4%
Industrials...
14.3
Information Technology...
12.6
Health Care...
11.3
Communication Services...
9.5
Consumer Discretionary...
7.3
Consumer Staples...
6.6
Energy...
4.9
Materials...
3.4
Utilities...
2.8
Real Estate...
2.7
Short-Term Securities...
3.7
Liabilities in Excess of Other Assets...
(2.5)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007914
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap V.I. Fund
Class Name	Class I Shares
Trading Symbol	SMCPI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 11.11%.

  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 17.15% and the Russell 2500TM Index returned 11.91%.

What contributed to performance?

The Fund delivered strong absolute performance during the year, driven primarily by sentiment-related insights. Signals that gauged short-selling activity were particularly effective, supporting robust stock selection in the financials sector. Insights that measured sentiment from text-based analysis, as well as those that analyze conference calls, also contributed positively. Macro signals that tracked industry-level invoicing trends further helped results, with the largest positive impact occurring in healthcare.

What detracted from performance?

Despite the Fund’s positive overall performance, certain signals detracted. A value-based signal that focused on average cash flow metrics lagged, particularly in the real estate sector. Fundamental quality insights that penalized companies with more volatile stock prices also underperformed, especially in consumer staples, as the market favored higher-risk equities.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	Russell 3000® Index	Russell 2500™ Index
Jan 16	$9,144	$9,436	$9,203
Feb 16	$9,324	$9,433	$9,267
Mar 16	$10,099	$10,097	$10,039
Apr 16	$10,245	$10,159	$10,187
May 16	$10,349	$10,341	$10,402
Jun 16	$10,460	$10,362	$10,398
Jul 16	$10,960	$10,774	$10,940
Aug 16	$11,295	$10,801	$11,027
Sep 16	$11,287	$10,818	$11,080
Oct 16	$10,753	$10,584	$10,631
Nov 16	$12,139	$11,058	$11,535
Dec 16	$12,365	$11,274	$11,759
Jan 17	$12,321	$11,486	$11,922
Feb 17	$12,498	$11,913	$12,209
Mar 17	$12,383	$11,921	$12,201
Apr 17	$12,462	$12,047	$12,295
May 17	$12,321	$12,171	$12,157
Jun 17	$12,547	$12,280	$12,461
Jul 17	$12,794	$12,512	$12,590
Aug 17	$12,912	$12,536	$12,486
Sep 17	$13,263	$12,842	$13,052
Oct 17	$13,564	$13,122	$13,254
Nov 17	$13,991	$13,521	$13,690
Dec 17	$14,103	$13,656	$13,736
Jan 18	$14,791	$14,375	$14,155
Feb 18	$14,257	$13,846	$13,573
Mar 18	$14,004	$13,568	$13,703
Apr 18	$13,971	$13,619	$13,735
May 18	$14,394	$14,004	$14,381
Jun 18	$14,449	$14,095	$14,485
Jul 18	$14,913	$14,563	$14,765
Aug 18	$15,474	$15,074	$15,399
Sep 18	$15,480	$15,099	$15,165
Oct 18	$14,247	$13,988	$13,626
Nov 18	$14,480	$14,268	$13,883
Dec 18	$13,202	$12,940	$12,362
Jan 19	$14,402	$14,051	$13,785
Feb 19	$14,915	$14,545	$14,436
Mar 19	$15,009	$14,757	$14,317
Apr 19	$15,653	$15,346	$14,819
May 19	$14,759	$14,353	$13,765
Jun 19	$15,647	$15,361	$14,741
Jul 19	$15,825	$15,590	$14,894
Aug 19	$15,443	$15,272	$14,299
Sep 19	$15,649	$15,540	$14,552
Oct 19	$15,987	$15,874	$14,831
Nov 19	$16,588	$16,478	$15,467
Dec 19	$17,027	$16,954	$15,794
Jan 20	$17,103	$16,935	$15,474
Feb 20	$15,708	$15,549	$14,176
Mar 20	$13,573	$13,410	$11,100
Apr 20	$15,404	$15,187	$12,715
May 20	$16,178	$15,999	$13,654
Jun 20	$16,599	$16,364	$14,049
Jul 20	$17,436	$17,294	$14,608
Aug 20	$18,785	$18,546	$15,270
Sep 20	$18,030	$17,871	$14,875
Oct 20	$17,534	$17,485	$15,144
Nov 20	$19,603	$19,613	$17,611
Dec 20	$20,426	$20,495	$18,952
Jan 21	$20,307	$20,404	$19,416
Feb 21	$21,154	$21,042	$20,683
Mar 21	$21,504	$21,796	$21,023
Apr 21	$22,574	$22,919	$21,863
May 21	$22,551	$23,024	$21,908
Jun 21	$22,804	$23,592	$22,167
Jul 21	$22,731	$23,991	$21,779
Aug 21	$23,103	$24,675	$22,273
Sep 21	$22,214	$23,568	$21,573
Oct 21	$23,483	$25,161	$22,631
Nov 21	$22,359	$24,778	$21,687
Dec 21	$23,212	$25,754	$22,398
Jan 22	$21,380	$24,239	$20,534
Feb 22	$21,592	$23,628	$20,765
Mar 22	$21,772	$24,395	$21,095
Apr 22	$19,950	$22,206	$19,298
May 22	$20,183	$22,176	$19,363
Jun 22	$18,235	$20,321	$17,513
Jul 22	$20,033	$22,227	$19,325
Aug 22	$19,499	$21,397	$18,811
Sep 22	$17,822	$19,413	$17,019
Oct 22	$19,563	$21,005	$18,652
Nov 22	$20,428	$22,102	$19,440
Dec 22	$19,388	$20,808	$18,284
Jan 23	$21,242	$22,241	$20,112
Feb 23	$20,800	$21,721	$19,640
Mar 23	$20,142	$22,302	$18,903
Apr 23	$19,862	$22,539	$18,657
May 23	$19,215	$22,627	$18,330
Jun 23	$21,005	$24,172	$19,891
Jul 23	$21,949	$25,039	$20,880
Aug 23	$21,270	$24,555	$20,060
Sep 23	$20,234	$23,386	$18,940
Oct 23	$18,994	$22,766	$17,790
Nov 23	$20,741	$24,888	$19,391
Dec 23	$23,049	$26,209	$21,469
Jan 24	$22,570	$26,499	$20,908
Feb 24	$23,582	$27,933	$22,045
Mar 24	$24,725	$28,835	$22,955
Apr 24	$23,179	$27,566	$21,417
May 24	$24,115	$28,868	$22,308
Jun 24	$23,658	$29,762	$21,973
Jul 24	$25,349	$30,315	$23,606
Aug 24	$25,207	$30,975	$23,545
Sep 24	$25,621	$31,616	$23,896
Oct 24	$25,207	$31,384	$23,674
Nov 24	$27,788	$33,471	$26,004
Dec 24	$25,827	$32,448	$24,044
Jan 25	$26,945	$33,473	$24,897
Feb 25	$25,378	$32,831	$23,728
Mar 25	$23,876	$30,916	$22,241
Apr 25	$23,426	$30,709	$21,782
May 25	$24,808	$32,655	$23,085
Jun 25	$25,794	$34,314	$24,150
Jul 25	$26,056	$35,070	$24,617
Aug 25	$27,431	$35,881	$25,909
Sep 25	$27,959	$37,120	$26,324
Oct 25	$28,146	$37,915	$26,500
Nov 25	$28,630	$38,019	$26,885
Dec 25	$28,697	$38,012	$26,907

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	11.11%	7.04%	11.12%
Russell 3000® Index...
	17.15	13.15	14.29
Russell 2500™ Index...
	11.91	7.26	10.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 153,345,603
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 636,344
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$153,345,603
Number of Portfolio Holdings...
722
Net Investment Advisory Fees...
$636,344
Portfolio Turnover Rate...
107%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
20.5%
Financials...
16.6
Information Technology...
14.9
Health Care...
13.9
Consumer Discretionary...
9.5
Real Estate...
6.2
Materials...
5.0
Energy...
3.6
Consumer Staples...
3.1
Communication Services...
2.9
Utilities...
2.6
Short-Term Securities...
6.5
Liabilities in Excess of Other Assets...
(5.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007916
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap V.I. Fund
Class Name	Class III Shares
Trading Symbol	SCIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class III Shares returned 10.87%.

  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 17.15% and the Russell 2500TM Index returned 11.91%.

What contributed to performance?

The Fund delivered strong absolute performance during the year, driven primarily by sentiment-related insights. Signals that gauged short-selling activity were particularly effective, supporting robust stock selection in the financials sector. Insights that measured sentiment from text-based analysis, as well as those that analyze conference calls, also contributed positively. Macro signals that tracked industry-level invoicing trends further helped results, with the largest positive impact occurring in healthcare.

What detracted from performance?

Despite the Fund’s positive overall performance, certain signals detracted. A value-based signal that focused on average cash flow metrics lagged, particularly in the real estate sector. Fundamental quality insights that penalized companies with more volatile stock prices also underperformed, especially in consumer staples, as the market favored higher-risk equities.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	Russell 3000® Index	Russell 2500™ Index
Jan 16	$9,145	$9,436	$9,203
Feb 16	$9,319	$9,433	$9,267
Mar 16	$10,093	$10,097	$10,039
Apr 16	$10,240	$10,159	$10,187
May 16	$10,338	$10,341	$10,402
Jun 16	$10,452	$10,362	$10,398
Jul 16	$10,948	$10,774	$10,940
Aug 16	$11,280	$10,801	$11,027
Sep 16	$11,269	$10,818	$11,080
Oct 16	$10,735	$10,584	$10,631
Nov 16	$12,119	$11,058	$11,535
Dec 16	$12,341	$11,274	$11,759
Jan 17	$12,295	$11,486	$11,922
Feb 17	$12,470	$11,913	$12,209
Mar 17	$12,352	$11,921	$12,201
Apr 17	$12,425	$12,047	$12,295
May 17	$12,290	$12,171	$12,157
Jun 17	$12,510	$12,280	$12,461
Jul 17	$12,751	$12,512	$12,590
Aug 17	$12,868	$12,536	$12,486
Sep 17	$13,219	$12,842	$13,052
Oct 17	$13,511	$13,122	$13,254
Nov 17	$13,938	$13,521	$13,690
Dec 17	$14,048	$13,656	$13,736
Jan 18	$14,730	$14,375	$14,155
Feb 18	$14,198	$13,846	$13,573
Mar 18	$13,943	$13,568	$13,703
Apr 18	$13,905	$13,619	$13,735
May 18	$14,318	$14,004	$14,381
Jun 18	$14,370	$14,095	$14,485
Jul 18	$14,829	$14,563	$14,765
Aug 18	$15,384	$15,074	$15,399
Sep 18	$15,391	$15,099	$15,165
Oct 18	$14,161	$13,988	$13,626
Nov 18	$14,389	$14,268	$13,883
Dec 18	$13,113	$12,940	$12,362
Jan 19	$14,303	$14,051	$13,785
Feb 19	$14,813	$14,545	$14,436
Mar 19	$14,902	$14,757	$14,317
Apr 19	$15,537	$15,346	$14,819
May 19	$14,643	$14,353	$13,765
Jun 19	$15,528	$15,361	$14,741
Jul 19	$15,702	$15,590	$14,894
Aug 19	$15,317	$15,272	$14,299
Sep 19	$15,523	$15,540	$14,552
Oct 19	$15,854	$15,874	$14,831
Nov 19	$16,445	$16,478	$15,467
Dec 19	$16,870	$16,954	$15,794
Jan 20	$16,953	$16,935	$15,474
Feb 20	$15,558	$15,549	$14,176
Mar 20	$13,440	$13,410	$11,100
Apr 20	$15,248	$15,187	$12,715
May 20	$16,013	$15,999	$13,654
Jun 20	$16,426	$16,364	$14,049
Jul 20	$17,254	$17,294	$14,608
Aug 20	$18,590	$18,546	$15,270
Sep 20	$17,833	$17,871	$14,875
Oct 20	$17,338	$17,485	$15,144
Nov 20	$19,380	$19,613	$17,611
Dec 20	$20,186	$20,495	$18,952
Jan 21	$20,071	$20,404	$19,416
Feb 21	$20,901	$21,042	$20,683
Mar 21	$21,247	$21,796	$21,023
Apr 21	$22,297	$22,919	$21,863
May 21	$22,274	$23,024	$21,908
Jun 21	$22,516	$23,592	$22,167
Jul 21	$22,437	$23,991	$21,779
Aug 21	$22,796	$24,675	$22,273
Sep 21	$21,923	$23,568	$21,573
Oct 21	$23,167	$25,161	$22,631
Nov 21	$22,055	$24,778	$21,687
Dec 21	$22,880	$25,754	$22,398
Jan 22	$21,084	$24,239	$20,534
Feb 22	$21,279	$23,628	$20,765
Mar 22	$21,452	$24,395	$21,095
Apr 22	$19,655	$22,206	$19,298
May 22	$19,872	$22,176	$19,363
Jun 22	$17,967	$20,321	$17,513
Jul 22	$19,715	$22,227	$19,325
Aug 22	$19,209	$21,397	$18,811
Sep 22	$17,535	$19,413	$17,019
Oct 22	$19,253	$21,005	$18,652
Nov 22	$20,090	$22,102	$19,440
Dec 22	$19,064	$20,808	$18,284
Jan 23	$20,881	$22,241	$20,112
Feb 23	$20,455	$21,721	$19,640
Mar 23	$19,805	$22,302	$18,903
Apr 23	$19,513	$22,539	$18,657
May 23	$18,885	$22,627	$18,330
Jun 23	$20,635	$24,172	$19,891
Jul 23	$21,567	$25,039	$20,880
Aug 23	$20,894	$24,555	$20,060
Sep 23	$19,861	$23,386	$18,940
Oct 23	$18,649	$22,766	$17,790
Nov 23	$20,355	$24,888	$19,391
Dec 23	$22,616	$26,209	$21,469
Jan 24	$22,137	$26,499	$20,908
Feb 24	$23,142	$27,933	$22,045
Mar 24	$24,238	$28,835	$22,955
Apr 24	$22,731	$27,566	$21,417
May 24	$23,644	$28,868	$22,308
Jun 24	$23,188	$29,762	$21,973
Jul 24	$24,840	$30,315	$23,606
Aug 24	$24,680	$30,975	$23,545
Sep 24	$25,092	$31,616	$23,896
Oct 24	$24,680	$31,384	$23,674
Nov 24	$27,196	$33,471	$26,004
Dec 24	$25,264	$32,448	$24,044
Jan 25	$26,375	$33,473	$24,897
Feb 25	$24,824	$32,831	$23,728
Mar 25	$23,342	$30,916	$22,241
Apr 25	$22,902	$30,709	$21,782
May 25	$24,245	$32,655	$23,085
Jun 25	$25,217	$34,314	$24,150
Jul 25	$25,470	$35,070	$24,617
Aug 25	$26,800	$35,881	$25,909
Sep 25	$27,313	$37,120	$26,324
Oct 25	$27,500	$37,915	$26,500
Nov 25	$27,966	$38,019	$26,885
Dec 25	$28,011	$38,012	$26,907

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	10.87%	6.77%	10.85%
Russell 3000® Index...
	17.15	13.15	14.29
Russell 2500™ Index...
	11.91	7.26	10.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 153,345,603
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 636,344
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$153,345,603
Number of Portfolio Holdings...
722
Net Investment Advisory Fees...
$636,344
Portfolio Turnover Rate...
107%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
20.5%
Financials...
16.6
Information Technology...
14.9
Health Care...
13.9
Consumer Discretionary...
9.5
Real Estate...
6.2
Materials...
5.0
Energy...
3.6
Consumer Staples...
3.1
Communication Services...
2.9
Utilities...
2.6
Short-Term Securities...
6.5
Liabilities in Excess of Other Assets...
(5.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007923
Shareholder Report [Line Items]
Fund Name	BlackRock Basic Value V.I. Fund
Class Name	Class I Shares
Trading Symbol	BAVLI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class I Shares returned 24.38%.

  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 17.37% and the Russell 1000® Value Index returned 15.91%.

What contributed to performance?

Positive contributions to performance over the period were led by holdings in the information technology sector, specifically within the technology hardware, storage & peripherals industry. The Fund’s holdings in financials also proved to be a tailwind to performance, most notably exposure to bank stocks. Finally, exposure to the healthcare and consumer discretionary sectors was additive to returns.

What detracted from performance?

The largest detractor from the Fund’s absolute performance was exposure to the real estate sector, specifically to industrial REITs. Holdings of a biotechnology ETF adversely affected the Fund’s performance as well. Finally, holdings of media companies within the communication services sector and financial services companies within the financials sector weighed on returns for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	Russell 1000® Index	Russell 1000® Value Index
Jan 16	$9,364	$9,462	$9,483
Feb 16	$9,259	$9,459	$9,481
Mar 16	$10,090	$10,117	$10,164
Apr 16	$10,457	$10,172	$10,377
May 16	$10,674	$10,351	$10,539
Jun 16	$10,524	$10,374	$10,630
Jul 16	$10,852	$10,769	$10,938
Aug 16	$11,040	$10,783	$11,023
Sep 16	$11,153	$10,792	$11,000
Oct 16	$10,799	$10,582	$10,829
Nov 16	$11,635	$10,999	$11,448
Dec 16	$11,819	$11,205	$11,734
Jan 17	$11,749	$11,431	$11,818
Feb 17	$12,059	$11,873	$12,242
Mar 17	$11,850	$11,881	$12,118
Apr 17	$11,718	$12,006	$12,095
May 17	$11,585	$12,160	$12,083
Jun 17	$11,725	$12,244	$12,281
Jul 17	$11,936	$12,487	$12,444
Aug 17	$11,755	$12,526	$12,299
Sep 17	$12,108	$12,793	$12,663
Oct 17	$12,179	$13,086	$12,755
Nov 17	$12,642	$13,485	$13,146
Dec 17	$12,792	$13,636	$13,337
Jan 18	$13,465	$14,384	$13,853
Feb 18	$12,833	$13,856	$13,192
Mar 18	$12,522	$13,541	$12,960
Apr 18	$12,719	$13,587	$13,002
May 18	$12,784	$13,934	$13,080
Jun 18	$12,825	$14,024	$13,112
Jul 18	$13,405	$14,508	$13,631
Aug 18	$13,695	$15,008	$13,832
Sep 18	$13,695	$15,065	$13,860
Oct 18	$12,957	$13,999	$13,142
Nov 18	$13,040	$14,284	$13,534
Dec 18	$11,788	$12,983	$12,235
Jan 19	$12,692	$14,071	$13,187
Feb 19	$13,073	$14,548	$13,608
Mar 19	$13,111	$14,801	$13,695
Apr 19	$13,634	$15,399	$14,181
May 19	$12,702	$14,417	$13,269
Jun 19	$13,473	$15,430	$14,221
Jul 19	$13,524	$15,669	$14,339
Aug 19	$13,115	$15,382	$13,918
Sep 19	$13,590	$15,649	$14,414
Oct 19	$13,724	$15,980	$14,616
Nov 19	$14,114	$16,584	$15,068
Dec 19	$14,607	$17,063	$15,482
Jan 20	$14,076	$17,082	$15,149
Feb 20	$12,748	$15,686	$13,682
Mar 20	$10,496	$13,613	$11,344
Apr 20	$11,760	$15,412	$12,619
May 20	$12,249	$16,225	$13,051
Jun 20	$12,259	$16,584	$12,965
Jul 20	$12,517	$17,555	$13,477
Aug 20	$12,948	$18,843	$14,035
Sep 20	$12,442	$18,155	$13,690
Oct 20	$12,334	$17,717	$13,510
Nov 20	$14,521	$19,803	$15,327
Dec 20	$15,108	$20,640	$15,915
Jan 21	$14,997	$20,470	$15,769
Feb 21	$15,909	$21,064	$16,722
Mar 21	$17,010	$21,861	$17,706
Apr 21	$17,778	$23,037	$18,414
May 21	$18,234	$23,147	$18,844
Jun 21	$17,789	$23,727	$18,628
Jul 21	$17,822	$24,220	$18,777
Aug 21	$17,970	$24,921	$19,150
Sep 21	$17,504	$23,776	$18,483
Oct 21	$18,220	$25,426	$19,422
Nov 21	$17,289	$25,085	$18,737
Dec 21	$18,383	$26,101	$19,919
Jan 22	$18,501	$24,629	$19,455
Feb 22	$18,698	$23,953	$19,229
Mar 22	$18,751	$24,762	$19,772
Apr 22	$17,883	$22,554	$18,657
May 22	$18,527	$22,520	$19,020
Jun 22	$16,674	$20,634	$17,358
Jul 22	$17,719	$22,556	$18,509
Aug 22	$17,186	$21,690	$17,957
Sep 22	$15,599	$19,683	$16,383
Oct 22	$17,199	$21,261	$18,063
Nov 22	$18,292	$22,412	$19,191
Dec 22	$17,478	$21,108	$18,418
Jan 23	$18,906	$22,524	$19,372
Feb 23	$18,252	$21,988	$18,689
Mar 23	$18,058	$22,683	$18,603
Apr 23	$18,638	$22,964	$18,883
May 23	$17,820	$23,071	$18,155
Jun 23	$19,159	$24,629	$19,361
Jul 23	$19,814	$25,476	$20,042
Aug 23	$18,949	$25,031	$19,501
Sep 23	$18,412	$23,854	$18,748
Oct 23	$17,830	$23,278	$18,087
Nov 23	$19,292	$25,452	$19,451
Dec 23	$20,381	$26,708	$20,529
Jan 24	$20,444	$27,081	$20,550
Feb 24	$21,058	$28,543	$21,308
Mar 24	$21,956	$29,458	$22,373
Apr 24	$21,389	$28,205	$21,418
May 24	$22,035	$29,533	$22,097
Jun 24	$21,641	$30,510	$21,889
Jul 24	$22,816	$30,954	$23,008
Aug 24	$23,084	$31,688	$23,625
Sep 24	$23,021	$32,366	$23,953
Oct 24	$22,801	$32,139	$23,689
Nov 24	$23,888	$34,209	$25,202
Dec 24	$22,495	$33,255	$23,478
Jan 25	$23,555	$34,313	$24,565
Feb 25	$23,816	$33,713	$24,665
Mar 25	$23,364	$31,762	$23,980
Apr 25	$22,843	$31,573	$23,249
May 25	$23,798	$33,589	$24,065
Jun 25	$24,858	$35,290	$24,888
Jul 25	$25,034	$36,074	$25,031
Aug 25	$25,993	$36,833	$25,829
Sep 25	$26,446	$38,110	$26,215
Oct 25	$26,708	$38,932	$26,330
Nov 25	$27,388	$39,027	$27,030
Dec 25	$27,981	$39,030	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	24.38%	13.12%	10.84%
Russell 1000® Index...
	17.37	13.59	14.59
Russell 1000® Value Index...
	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 323,699,758
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,817,524
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$323,699,758
Number of Portfolio Holdings...
69
Net Investment Advisory Fees...
$1,817,524
Portfolio Turnover Rate...
71%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
18.8%
Industrials...
15.8
Health Care...
14.2
Information Technology...
11.3
Consumer Discretionary...
8.6
Communication Services...
6.8
Consumer Staples...
6.7
Energy...
4.8
Materials...
4.4
Utilities...
4.0
Real Estate...
2.9
Short-Term Securities...
9.6
Liabilities in Excess of Other Assets...
(7.9)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007925
Shareholder Report [Line Items]
Fund Name	BlackRock Basic Value V.I. Fund
Class Name	Class III Shares
Trading Symbol	BVIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$114	1.02%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class III Shares returned 24.04%.

  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 17.37% and the Russell 1000® Value Index returned 15.91%.

What contributed to performance?

Positive contributions to performance over the period were led by holdings in the information technology sector, specifically within the technology hardware, storage & peripherals industry. The Fund’s holdings in financials also proved to be a tailwind to performance, most notably exposure to bank stocks. Finally, exposure to the healthcare and consumer discretionary sectors was additive to returns.

What detracted from performance?

The largest detractor from the Fund’s absolute performance was exposure to the real estate sector, specifically to industrial REITs. Holdings of a biotechnology ETF adversely affected the Fund’s performance as well. Finally, holdings of media companies within the communication services sector and financial services companies within the financials sector weighed on returns for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	Russell 1000® Index	Russell 1000® Value Index
Jan 16	$9,352	$9,462	$9,483
Feb 16	$9,247	$9,459	$9,481
Mar 16	$10,075	$10,117	$10,164
Apr 16	$10,444	$10,172	$10,377
May 16	$10,655	$10,351	$10,539
Jun 16	$10,497	$10,374	$10,630
Jul 16	$10,827	$10,769	$10,938
Aug 16	$11,016	$10,783	$11,023
Sep 16	$11,122	$10,792	$11,000
Oct 16	$10,766	$10,582	$10,829
Nov 16	$11,600	$10,999	$11,448
Dec 16	$11,772	$11,205	$11,734
Jan 17	$11,710	$11,431	$11,818
Feb 17	$12,014	$11,873	$12,242
Mar 17	$11,796	$11,881	$12,118
Apr 17	$11,663	$12,006	$12,095
May 17	$11,530	$12,160	$12,083
Jun 17	$11,663	$12,244	$12,281
Jul 17	$11,874	$12,487	$12,444
Aug 17	$11,693	$12,526	$12,299
Sep 17	$12,048	$12,793	$12,663
Oct 17	$12,111	$13,086	$12,755
Nov 17	$12,569	$13,485	$13,146
Dec 17	$12,715	$13,636	$13,337
Jan 18	$13,381	$14,384	$13,853
Feb 18	$12,748	$13,856	$13,192
Mar 18	$12,436	$13,541	$12,960
Apr 18	$12,633	$13,587	$13,002
May 18	$12,691	$13,934	$13,080
Jun 18	$12,724	$14,024	$13,112
Jul 18	$13,304	$14,508	$13,631
Aug 18	$13,587	$15,008	$13,832
Sep 18	$13,579	$15,065	$13,860
Oct 18	$12,847	$13,999	$13,142
Nov 18	$12,930	$14,284	$13,534
Dec 18	$11,684	$12,983	$12,235
Jan 19	$12,577	$14,071	$13,187
Feb 19	$12,948	$14,548	$13,608
Mar 19	$12,986	$14,801	$13,695
Apr 19	$13,499	$15,399	$14,181
May 19	$12,568	$14,417	$13,269
Jun 19	$13,338	$15,430	$14,221
Jul 19	$13,389	$15,669	$14,339
Aug 19	$12,971	$15,382	$13,918
Sep 19	$13,436	$15,649	$14,414
Oct 19	$13,570	$15,980	$14,616
Nov 19	$13,950	$16,584	$15,068
Dec 19	$14,433	$17,063	$15,482
Jan 20	$13,914	$17,082	$15,149
Feb 20	$12,589	$15,686	$13,682
Mar 20	$10,364	$13,613	$11,344
Apr 20	$11,604	$15,412	$12,619
May 20	$12,091	$16,225	$13,051
Jun 20	$12,102	$16,584	$12,965
Jul 20	$12,348	$17,555	$13,477
Aug 20	$12,767	$18,843	$14,035
Sep 20	$12,273	$18,155	$13,690
Oct 20	$12,154	$17,717	$13,510
Nov 20	$14,315	$19,803	$15,327
Dec 20	$14,885	$20,640	$15,915
Jan 21	$14,774	$20,470	$15,769
Feb 21	$15,670	$21,064	$16,722
Mar 21	$16,742	$21,861	$17,706
Apr 21	$17,505	$23,037	$18,414
May 21	$17,959	$23,147	$18,844
Jun 21	$17,505	$23,727	$18,628
Jul 21	$17,538	$24,220	$18,777
Aug 21	$17,674	$24,921	$19,150
Sep 21	$17,211	$23,776	$18,483
Oct 21	$17,911	$25,426	$19,422
Nov 21	$16,997	$25,085	$18,737
Dec 21	$18,061	$26,101	$19,919
Jan 22	$18,178	$24,629	$19,455
Feb 22	$18,374	$23,953	$19,229
Mar 22	$18,413	$24,762	$19,772
Apr 22	$17,564	$22,554	$18,657
May 22	$18,191	$22,520	$19,020
Jun 22	$16,363	$20,634	$17,358
Jul 22	$17,388	$22,556	$18,509
Aug 22	$16,858	$21,690	$17,957
Sep 22	$15,294	$19,683	$16,383
Oct 22	$16,858	$21,261	$18,063
Nov 22	$17,932	$22,412	$19,191
Dec 22	$17,135	$21,108	$18,418
Jan 23	$18,522	$22,524	$19,372
Feb 23	$17,873	$21,988	$18,689
Mar 23	$17,681	$22,683	$18,603
Apr 23	$18,242	$22,964	$18,883
May 23	$17,445	$23,071	$18,155
Jun 23	$18,744	$24,629	$19,361
Jul 23	$19,394	$25,476	$20,042
Aug 23	$18,535	$25,031	$19,501
Sep 23	$18,002	$23,854	$18,748
Oct 23	$17,425	$23,278	$18,087
Nov 23	$18,861	$25,452	$19,451
Dec 23	$19,918	$26,708	$20,529
Jan 24	$19,980	$27,081	$20,550
Feb 24	$20,573	$28,543	$21,308
Mar 24	$21,446	$29,458	$22,373
Apr 24	$20,869	$28,205	$21,418
May 24	$21,509	$29,533	$22,097
Jun 24	$21,119	$30,510	$21,889
Jul 24	$22,251	$30,954	$23,008
Aug 24	$22,501	$31,688	$23,625
Sep 24	$22,454	$32,366	$23,953
Oct 24	$22,236	$32,139	$23,689
Nov 24	$23,297	$34,209	$25,202
Dec 24	$21,920	$33,255	$23,478
Jan 25	$22,950	$34,313	$24,565
Feb 25	$23,208	$33,713	$24,665
Mar 25	$22,744	$31,762	$23,980
Apr 25	$22,246	$31,573	$23,249
May 25	$23,173	$33,589	$24,065
Jun 25	$24,186	$35,290	$24,888
Jul 25	$24,360	$36,074	$25,031
Aug 25	$25,273	$36,833	$25,829
Sep 25	$25,721	$38,110	$26,215
Oct 25	$25,962	$38,932	$26,330
Nov 25	$26,617	$39,027	$27,030
Dec 25	$27,190	$39,030	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	24.04%	12.81%	10.52%
Russell 1000® Index...
	17.37	13.59	14.59
Russell 1000® Value Index...
	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 323,699,758
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,817,524
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$323,699,758
Number of Portfolio Holdings...
69
Net Investment Advisory Fees...
$1,817,524
Portfolio Turnover Rate...
71%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
18.8%
Industrials...
15.8
Health Care...
14.2
Information Technology...
11.3
Consumer Discretionary...
8.6
Communication Services...
6.8
Consumer Staples...
6.7
Energy...
4.8
Materials...
4.4
Utilities...
4.0
Real Estate...
2.9
Short-Term Securities...
9.6
Liabilities in Excess of Other Assets...
(7.9)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007932
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation V.I. Fund
Class Name	Class I Shares
Trading Symbol	FDGRI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 12.04%.

  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 17.88% and the Russell 1000® Growth Index returned 18.56%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by investment decisions in the information technology, healthcare and communication services sectors. In information technology, holdings in the semiconductors & semiconductor equipment industry proved beneficial, most notably exposure to Nvidia Corp., a leading chipmaker for artificial intelligence applications. In healthcare, positioning in pharmaceuticals was most additive, led by exposure to Eli Lilly and Company, a leading provider of weight loss treatments. Finally, in communication services, positioning in the interactive media & services industry contributed, most notably holdings of social media company Meta Platforms Inc.

What detracted from performance?

Negative contributions to the Fund’s performance over the period were led by investment decisions in the industrials, real estate and consumer staples sectors. In industrials, holdings in the electrical equipment industry proved detrimental, most notably exposure to data center infrastructure provider Vertiv Holdings Co. In real estate, positioning in management & development weighed on returns, led by exposure to CoStar Group Inc., a provider of analytics to the commercial property industry. Finally, in consumer staples, positioning in the distribution & retail industry detracted, most notably holdings of leading low-cost retailer Walmart Inc.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	S&P 500® Index	Russell 1000® Growth Index
Jan 16	$9,210	$9,504	$9,442
Feb 16	$8,995	$9,491	$9,438
Mar 16	$9,492	$10,135	$10,074
Apr 16	$9,413	$10,174	$9,982
May 16	$9,752	$10,357	$10,176
Jun 16	$9,571	$10,384	$10,136
Jul 16	$10,102	$10,766	$10,615
Aug 16	$10,148	$10,782	$10,562
Sep 16	$10,320	$10,784	$10,600
Oct 16	$10,056	$10,587	$10,351
Nov 16	$9,942	$10,979	$10,577
Dec 16	$10,009	$11,196	$10,708
Jan 17	$10,450	$11,408	$11,068
Feb 17	$10,891	$11,861	$11,528
Mar 17	$11,019	$11,875	$11,662
Apr 17	$11,355	$11,997	$11,928
May 17	$11,680	$12,166	$12,238
Jun 17	$11,761	$12,242	$12,206
Jul 17	$12,270	$12,494	$12,531
Aug 17	$12,376	$12,532	$12,760
Sep 17	$12,400	$12,790	$12,926
Oct 17	$13,002	$13,089	$13,427
Nov 17	$13,261	$13,490	$13,835
Dec 17	$13,335	$13,640	$13,943
Jan 18	$14,726	$14,421	$14,930
Feb 18	$14,427	$13,890	$14,539
Mar 18	$14,102	$13,537	$14,140
Apr 18	$14,427	$13,589	$14,189
May 18	$15,025	$13,916	$14,811
Jun 18	$15,337	$14,002	$14,954
Jul 18	$15,498	$14,523	$15,393
Aug 18	$16,143	$14,996	$16,235
Sep 18	$16,211	$15,081	$16,325
Oct 18	$14,504	$14,050	$14,865
Nov 18	$14,920	$14,337	$15,023
Dec 18	$13,654	$13,042	$13,732
Jan 19	$15,010	$14,087	$14,966
Feb 19	$15,519	$14,540	$15,501
Mar 19	$15,971	$14,822	$15,943
Apr 19	$16,668	$15,422	$16,663
May 19	$15,877	$14,442	$15,610
Jun 19	$16,912	$15,460	$16,682
Jul 19	$16,992	$15,682	$17,059
Aug 19	$16,859	$15,434	$16,928
Sep 19	$16,479	$15,723	$16,930
Oct 19	$16,764	$16,063	$17,408
Nov 19	$17,620	$16,646	$18,180
Dec 19	$18,022	$17,149	$18,729
Jan 20	$18,676	$17,142	$19,147
Feb 20	$17,706	$15,731	$17,843
Mar 20	$15,879	$13,788	$16,088
Apr 20	$18,202	$15,555	$18,468
May 20	$19,668	$16,296	$19,708
Jun 20	$20,458	$16,620	$20,567
Jul 20	$21,573	$17,558	$22,149
Aug 20	$23,485	$18,820	$24,434
Sep 20	$22,779	$18,105	$23,285
Oct 20	$22,096	$17,623	$22,494
Nov 20	$24,713	$19,552	$24,797
Dec 20	$25,574	$20,304	$25,938
Jan 21	$25,525	$20,099	$25,746
Feb 21	$25,648	$20,653	$25,740
Mar 21	$25,723	$21,558	$26,182
Apr 21	$27,650	$22,708	$27,963
May 21	$27,304	$22,867	$27,577
Jun 21	$29,058	$23,401	$29,307
Jul 21	$30,037	$23,956	$30,273
Aug 21	$31,024	$24,685	$31,404
Sep 21	$29,227	$23,537	$29,646
Oct 21	$31,075	$25,186	$32,213
Nov 21	$30,644	$25,011	$32,410
Dec 21	$30,985	$26,132	$33,096
Jan 22	$27,488	$24,780	$30,255
Feb 22	$26,120	$24,038	$28,970
Mar 22	$26,758	$24,931	$30,103
Apr 22	$23,079	$22,757	$26,468
May 22	$22,592	$22,798	$25,853
Jun 22	$20,616	$20,916	$23,805
Jul 22	$23,153	$22,845	$26,662
Aug 22	$21,461	$21,913	$25,420
Sep 22	$19,111	$19,895	$22,949
Oct 22	$19,863	$21,506	$24,290
Nov 22	$21,023	$22,708	$25,397
Dec 22	$19,323	$21,399	$23,453
Jan 23	$21,442	$22,744	$25,407
Feb 23	$20,928	$22,189	$25,106
Mar 23	$22,565	$23,004	$26,822
Apr 23	$22,886	$23,363	$27,086
May 23	$24,106	$23,464	$28,321
Jun 23	$25,839	$25,015	$30,258
Jul 23	$26,545	$25,818	$31,277
Aug 23	$26,545	$25,407	$30,996
Sep 23	$24,844	$24,196	$29,310
Oct 23	$24,523	$23,687	$28,893
Nov 23	$27,605	$25,850	$32,043
Dec 23	$28,792	$27,025	$33,462
Jan 24	$29,910	$27,479	$34,296
Feb 24	$32,111	$28,946	$36,636
Mar 24	$32,721	$29,878	$37,281
Apr 24	$31,129	$28,657	$35,700
May 24	$33,195	$30,078	$37,837
Jun 24	$35,465	$31,157	$40,388
Jul 24	$34,458	$31,537	$39,701
Aug 24	$35,224	$32,302	$40,528
Sep 24	$35,886	$32,992	$41,677
Oct 24	$35,642	$32,692	$41,539
Nov 24	$37,802	$34,611	$44,233
Dec 24	$38,086	$33,786	$44,623
Jan 25	$38,781	$34,727	$45,506
Feb 25	$37,192	$34,274	$43,871
Mar 25	$34,014	$32,343	$40,175
Apr 25	$34,759	$32,124	$40,887
May 25	$38,285	$34,146	$44,505
Jun 25	$40,966	$35,882	$47,342
Jul 25	$41,864	$36,687	$49,129
Aug 25	$41,662	$37,431	$49,679
Sep 25	$43,433	$38,797	$52,318
Oct 25	$44,345	$39,706	$54,218
Nov 25	$43,028	$39,803	$53,236
Dec 25	$42,673	$39,827	$52,906

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	12.04%	10.78%	15.62%
S&P 500® Index...
	17.88	14.42	14.82
Russell 1000® Growth Index...
	18.56	15.32	18.13

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 80,943,060
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 413,672
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$80,943,060
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$413,672
Portfolio Turnover Rate...
68%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
54.2%
Communication Services...
14.5
Consumer Discretionary...
11.3
Health Care...
7.8
Industrials...
6.2
Financials...
3.9
Consumer Staples...
0.9
Materials...
0.5
Energy...
0.5
Short-Term Securities...
0.6
Liabilities in Excess of Other Assets...
(0.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007934
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation V.I. Fund
Class Name	Class III Shares
Trading Symbol	FGIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$110	1.04%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class III Shares returned 11.77%.

  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 17.88% and the Russell 1000® Growth Index returned 18.56%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by investment decisions in the information technology, healthcare and communication services sectors. In information technology, holdings in the semiconductors & semiconductor equipment industry proved beneficial, most notably exposure to Nvidia Corp., a leading chipmaker for artificial intelligence applications. In healthcare, positioning in pharmaceuticals was most additive, led by exposure to Eli Lilly and Company, a leading provider of weight loss treatments. Finally, in communication services, positioning in the interactive media & services industry contributed, most notably holdings of social media company Meta Platforms Inc.

What detracted from performance?

Negative contributions to the Fund’s performance over the period were led by investment decisions in the industrials, real estate and consumer staples sectors. In industrials, holdings in the electrical equipment industry proved detrimental, most notably exposure to data center infrastructure provider Vertiv Holdings Co. In real estate, positioning in management & development weighed on returns, led by exposure to CoStar Group Inc., a provider of analytics to the commercial property industry. Finally, in consumer staples, positioning in the distribution & retail industry detracted, most notably holdings of leading low-cost retailer Walmart Inc.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	S&P 500® Index	Russell 1000® Growth Index
Jan 16	$9,205	$9,504	$9,442
Feb 16	$8,990	$9,491	$9,438
Mar 16	$9,489	$10,135	$10,074
Apr 16	$9,410	$10,174	$9,982
May 16	$9,739	$10,357	$10,176
Jun 16	$9,557	$10,384	$10,136
Jul 16	$10,080	$10,766	$10,615
Aug 16	$10,126	$10,782	$10,562
Sep 16	$10,299	$10,784	$10,600
Oct 16	$10,034	$10,587	$10,351
Nov 16	$9,918	$10,979	$10,577
Dec 16	$9,987	$11,196	$10,708
Jan 17	$10,430	$11,408	$11,068
Feb 17	$10,862	$11,861	$11,528
Mar 17	$10,990	$11,875	$11,662
Apr 17	$11,317	$11,997	$11,928
May 17	$11,643	$12,166	$12,238
Jun 17	$11,713	$12,242	$12,206
Jul 17	$12,226	$12,494	$12,531
Aug 17	$12,333	$12,532	$12,760
Sep 17	$12,344	$12,790	$12,926
Oct 17	$12,938	$13,089	$13,427
Nov 17	$13,199	$13,490	$13,835
Dec 17	$13,277	$13,640	$13,943
Jan 18	$14,647	$14,421	$14,930
Feb 18	$14,347	$13,890	$14,539
Mar 18	$14,021	$13,537	$14,140
Apr 18	$14,334	$13,589	$14,189
May 18	$14,935	$13,916	$14,811
Jun 18	$15,235	$14,002	$14,954
Jul 18	$15,411	$14,523	$15,393
Aug 18	$16,032	$14,996	$16,235
Sep 18	$16,099	$15,081	$16,325
Oct 18	$14,411	$14,050	$14,865
Nov 18	$14,803	$14,337	$15,023
Dec 18	$13,559	$13,042	$13,732
Jan 19	$14,891	$14,087	$14,966
Feb 19	$15,404	$14,540	$15,501
Mar 19	$15,841	$14,822	$15,943
Apr 19	$16,526	$15,422	$16,663
May 19	$15,727	$14,442	$15,610
Jun 19	$16,754	$15,460	$16,682
Jul 19	$16,835	$15,682	$17,059
Aug 19	$16,700	$15,434	$16,928
Sep 19	$16,335	$15,723	$16,930
Oct 19	$16,585	$16,063	$17,408
Nov 19	$17,450	$16,646	$18,180
Dec 19	$17,837	$17,149	$18,729
Jan 20	$18,477	$17,142	$19,147
Feb 20	$17,517	$15,731	$17,843
Mar 20	$15,710	$13,788	$16,088
Apr 20	$17,997	$15,555	$18,468
May 20	$19,461	$16,296	$19,708
Jun 20	$20,238	$16,620	$20,567
Jul 20	$21,324	$17,558	$22,149
Aug 20	$23,216	$18,820	$24,434
Sep 20	$22,500	$18,105	$23,285
Oct 20	$21,831	$17,623	$22,494
Nov 20	$24,416	$19,552	$24,797
Dec 20	$25,243	$20,304	$25,938
Jan 21	$25,192	$20,099	$25,746
Feb 21	$25,318	$20,653	$25,740
Mar 21	$25,368	$21,558	$26,182
Apr 21	$27,277	$22,708	$27,963
May 21	$26,926	$22,867	$27,577
Jun 21	$28,659	$23,401	$29,307
Jul 21	$29,629	$23,956	$30,273
Aug 21	$30,581	$24,685	$31,404
Sep 21	$28,779	$23,537	$29,646
Oct 21	$30,633	$25,186	$32,213
Nov 21	$30,195	$25,011	$32,410
Dec 21	$30,516	$26,132	$33,096
Jan 22	$27,060	$24,780	$30,255
Feb 22	$25,721	$24,038	$28,970
Mar 22	$26,312	$24,931	$30,103
Apr 22	$22,700	$22,757	$26,468
May 22	$22,233	$22,798	$25,853
Jun 22	$20,271	$20,916	$23,805
Jul 22	$22,777	$22,845	$26,662
Aug 22	$21,106	$21,913	$25,420
Sep 22	$18,761	$19,895	$22,949
Oct 22	$19,532	$21,506	$24,290
Nov 22	$20,656	$22,708	$25,397
Dec 22	$18,978	$21,399	$23,453
Jan 23	$21,053	$22,744	$25,407
Feb 23	$20,559	$22,189	$25,106
Mar 23	$22,141	$23,004	$26,822
Apr 23	$22,437	$23,363	$27,086
May 23	$23,656	$23,464	$28,321
Jun 23	$25,337	$25,015	$30,258
Jul 23	$26,029	$25,818	$31,277
Aug 23	$26,029	$25,407	$30,996
Sep 23	$24,348	$24,196	$29,310
Oct 23	$24,019	$23,687	$28,893
Nov 23	$27,050	$25,850	$32,043
Dec 23	$28,199	$27,025	$33,462
Jan 24	$29,312	$27,479	$34,296
Feb 24	$31,433	$28,946	$36,636
Mar 24	$32,059	$29,878	$37,281
Apr 24	$30,459	$28,657	$35,700
May 24	$32,476	$30,078	$37,837
Jun 24	$34,701	$31,157	$40,388
Jul 24	$33,702	$31,537	$39,701
Aug 24	$34,454	$32,302	$40,528
Sep 24	$35,063	$32,992	$41,677
Oct 24	$34,848	$32,692	$41,539
Nov 24	$36,961	$34,611	$44,233
Dec 24	$37,205	$33,786	$44,623
Jan 25	$37,897	$34,727	$45,506
Feb 25	$36,300	$34,274	$43,871
Mar 25	$33,213	$32,343	$40,175
Apr 25	$33,958	$32,124	$40,887
May 25	$37,364	$34,146	$44,505
Jun 25	$39,972	$35,882	$47,342
Jul 25	$40,828	$36,687	$49,129
Aug 25	$40,665	$37,431	$49,679
Sep 25	$42,350	$38,797	$52,318
Oct 25	$43,220	$39,706	$54,218
Nov 25	$41,915	$39,803	$53,236
Dec 25	$41,585	$39,827	$52,906

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	11.77%	10.50%	15.32%
S&P 500® Index...
	17.88	14.42	14.82
Russell 1000® Growth Index...
	18.56	15.32	18.13

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 80,943,060
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 413,672
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$80,943,060
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$413,672
Portfolio Turnover Rate...
68%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
54.2%
Communication Services...
14.5
Consumer Discretionary...
11.3
Health Care...
7.8
Industrials...
6.2
Financials...
3.9
Consumer Staples...
0.9
Materials...
0.5
Energy...
0.5
Short-Term Securities...
0.6
Liabilities in Excess of Other Assets...
(0.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007917
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend V.I. Fund
Class Name	Class I Shares
Trading Symbol	UTTLI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 21.54%.

  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 17.88% and the Russell 1000® Value Index returned 15.91%.

What contributed to performance?

Positioning in the financial sector, particularly banks, made the largest contribution to absolute performance. Holdings in the hardware industry in the information technology sector helped results, as did positions in the healthcare and industrials sectors.

What detracted from performance?

Holdings in the media, chemicals, and food products industries had a negative impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	S&P 500® Index	Russell 1000® Value Index
Jan 16	$9,542	$9,504	$9,483
Feb 16	$9,482	$9,491	$9,481
Mar 16	$10,050	$10,135	$10,164
Apr 16	$10,276	$10,174	$10,377
May 16	$10,396	$10,357	$10,539
Jun 16	$10,496	$10,384	$10,630
Jul 16	$10,752	$10,766	$10,938
Aug 16	$10,812	$10,782	$11,023
Sep 16	$10,701	$10,784	$11,000
Oct 16	$10,640	$10,587	$10,829
Nov 16	$11,378	$10,979	$11,448
Dec 16	$11,639	$11,196	$11,734
Jan 17	$11,650	$11,408	$11,818
Feb 17	$12,067	$11,861	$12,242
Mar 17	$12,005	$11,875	$12,118
Apr 17	$12,085	$11,997	$12,095
May 17	$12,179	$12,166	$12,083
Jun 17	$12,378	$12,242	$12,281
Jul 17	$12,587	$12,494	$12,444
Aug 17	$12,470	$12,532	$12,299
Sep 17	$12,894	$12,790	$12,663
Oct 17	$13,115	$13,089	$12,755
Nov 17	$13,467	$13,490	$13,146
Dec 17	$13,588	$13,640	$13,337
Jan 18	$14,270	$14,421	$13,853
Feb 18	$13,565	$13,890	$13,192
Mar 18	$13,230	$13,537	$12,960
Apr 18	$13,481	$13,589	$13,002
May 18	$13,515	$13,916	$13,080
Jun 18	$13,537	$14,002	$13,112
Jul 18	$14,155	$14,523	$13,631
Aug 18	$14,383	$14,996	$13,832
Sep 18	$14,372	$15,081	$13,860
Oct 18	$13,613	$14,050	$13,142
Nov 18	$13,798	$14,337	$13,534
Dec 18	$12,614	$13,042	$12,235
Jan 19	$13,495	$14,087	$13,187
Feb 19	$13,842	$14,540	$13,608
Mar 19	$13,917	$14,822	$13,695
Apr 19	$14,510	$15,422	$14,181
May 19	$13,699	$14,442	$13,269
Jun 19	$14,572	$15,460	$14,221
Jul 19	$14,756	$15,682	$14,339
Aug 19	$14,490	$15,434	$13,918
Sep 19	$14,870	$15,723	$14,414
Oct 19	$15,168	$16,063	$14,616
Nov 19	$15,678	$16,646	$15,068
Dec 19	$16,110	$17,149	$15,482
Jan 20	$15,703	$17,142	$15,149
Feb 20	$14,268	$15,731	$13,682
Mar 20	$12,197	$13,788	$11,344
Apr 20	$13,434	$15,555	$12,619
May 20	$13,925	$16,296	$13,051
Jun 20	$13,898	$16,620	$12,965
Jul 20	$14,301	$17,558	$13,477
Aug 20	$14,674	$18,820	$14,035
Sep 20	$14,274	$18,105	$13,690
Oct 20	$13,946	$17,623	$13,510
Nov 20	$16,109	$19,552	$15,327
Dec 20	$16,740	$20,304	$15,915
Jan 21	$16,582	$20,099	$15,769
Feb 21	$17,528	$20,653	$16,722
Mar 21	$18,689	$21,558	$17,706
Apr 21	$19,459	$22,708	$18,414
May 21	$19,963	$22,867	$18,844
Jun 21	$19,502	$23,401	$18,628
Jul 21	$19,436	$23,956	$18,777
Aug 21	$19,669	$24,685	$19,150
Sep 21	$19,289	$23,537	$18,483
Oct 21	$20,183	$25,186	$19,422
Nov 21	$19,112	$25,011	$18,737
Dec 21	$20,179	$26,132	$19,919
Jan 22	$20,395	$24,780	$19,455
Feb 22	$20,345	$24,038	$19,229
Mar 22	$20,544	$24,931	$19,772
Apr 22	$19,638	$22,757	$18,657
May 22	$20,237	$22,798	$19,020
Jun 22	$18,456	$20,916	$17,358
Jul 22	$19,436	$22,845	$18,509
Aug 22	$18,907	$21,913	$17,957
Sep 22	$17,288	$19,895	$16,383
Oct 22	$18,982	$21,506	$18,063
Nov 22	$20,181	$22,708	$19,191
Dec 22	$19,403	$21,399	$18,418
Jan 23	$20,550	$22,744	$19,372
Feb 23	$19,938	$22,189	$18,689
Mar 23	$19,613	$23,004	$18,603
Apr 23	$20,291	$23,363	$18,883
May 23	$19,446	$23,464	$18,155
Jun 23	$20,618	$25,015	$19,361
Jul 23	$21,138	$25,818	$20,042
Aug 23	$20,400	$25,407	$19,501
Sep 23	$19,836	$24,196	$18,748
Oct 23	$19,427	$23,687	$18,087
Nov 23	$20,835	$25,850	$19,451
Dec 23	$21,777	$27,025	$20,529
Jan 24	$21,962	$27,479	$20,550
Feb 24	$22,494	$28,946	$21,308
Mar 24	$23,518	$29,878	$22,373
Apr 24	$22,986	$28,657	$21,418
May 24	$23,604	$30,078	$22,097
Jun 24	$23,336	$31,157	$21,889
Jul 24	$24,456	$31,537	$23,008
Aug 24	$24,873	$32,302	$23,625
Sep 24	$24,852	$32,992	$23,953
Oct 24	$24,493	$32,692	$23,689
Nov 24	$25,560	$34,611	$25,202
Dec 24	$23,968	$33,786	$23,478
Jan 25	$25,012	$34,727	$24,565
Feb 25	$25,466	$34,274	$24,665
Mar 25	$25,035	$32,343	$23,980
Apr 25	$24,440	$32,124	$23,249
May 25	$25,397	$34,146	$24,065
Jun 25	$26,446	$35,882	$24,888
Jul 25	$26,526	$36,687	$25,031
Aug 25	$27,466	$37,431	$25,829
Sep 25	$27,741	$38,797	$26,215
Oct 25	$27,879	$39,706	$26,330
Nov 25	$28,593	$39,803	$27,030
Dec 25	$29,132	$39,827	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	21.54%	11.72%	11.28%
S&P 500® Index...
	17.88	14.42	14.82
Russell 1000® Value Index...
	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 301,122,469
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,782,777
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$301,122,469
Number of Portfolio Holdings...
96
Net Investment Advisory Fees...
$1,782,777
Portfolio Turnover Rate...
57%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
20.8%
Health Care...
14.1
Industrials...
12.9
Information Technology...
10.8
Communication Services...
7.3
Materials...
7.1
Consumer Staples...
7.0
Energy...
4.9
Consumer Discretionary...
4.2
Utilities...
4.0
Real Estate...
3.2
Short-Term Securities...
7.4
Liabilities in Excess of Other Assets...
(3.7)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007919
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend V.I. Fund
Class Name	Class III Shares
Trading Symbol	UTIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$102	0.92%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class III Shares returned 21.32%.

  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 17.88% and the Russell 1000® Value Index returned 15.91%.

What contributed to performance?

Positioning in the financial sector, particularly banks, made the largest contribution to absolute performance. Holdings in the hardware industry in the information technology sector helped results, as did positions in the healthcare and industrials sectors.

What detracted from performance?

Holdings in the media, chemicals, and food products industries had a negative impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	S&P 500® Index	Russell 1000® Value Index
Jan 16	$9,541	$9,504	$9,483
Feb 16	$9,472	$9,491	$9,481
Mar 16	$10,050	$10,135	$10,164
Apr 16	$10,261	$10,174	$10,377
May 16	$10,381	$10,357	$10,539
Jun 16	$10,471	$10,384	$10,630
Jul 16	$10,732	$10,766	$10,938
Aug 16	$10,792	$10,782	$11,023
Sep 16	$10,681	$10,784	$11,000
Oct 16	$10,614	$10,587	$10,829
Nov 16	$11,341	$10,979	$11,448
Dec 16	$11,606	$11,196	$11,734
Jan 17	$11,606	$11,408	$11,818
Feb 17	$12,033	$11,861	$12,242
Mar 17	$11,960	$11,875	$12,118
Apr 17	$12,043	$11,997	$12,095
May 17	$12,127	$12,166	$12,083
Jun 17	$12,326	$12,242	$12,281
Jul 17	$12,527	$12,494	$12,444
Aug 17	$12,421	$12,532	$12,299
Sep 17	$12,834	$12,790	$12,663
Oct 17	$13,046	$13,089	$12,755
Nov 17	$13,397	$13,490	$13,146
Dec 17	$13,520	$13,640	$13,337
Jan 18	$14,200	$14,421	$13,853
Feb 18	$13,497	$13,890	$13,192
Mar 18	$13,152	$13,537	$12,960
Apr 18	$13,394	$13,589	$13,002
May 18	$13,428	$13,916	$13,080
Jun 18	$13,450	$14,002	$13,112
Jul 18	$14,067	$14,523	$13,631
Aug 18	$14,284	$14,996	$13,832
Sep 18	$14,272	$15,081	$13,860
Oct 18	$13,520	$14,050	$13,142
Nov 18	$13,703	$14,337	$13,534
Dec 18	$12,517	$13,042	$12,235
Jan 19	$13,393	$14,087	$13,187
Feb 19	$13,726	$14,540	$13,608
Mar 19	$13,800	$14,822	$13,695
Apr 19	$14,381	$15,422	$14,181
May 19	$13,587	$14,442	$13,269
Jun 19	$14,443	$15,460	$14,221
Jul 19	$14,617	$15,682	$14,339
Aug 19	$14,352	$15,434	$13,918
Sep 19	$14,730	$15,723	$14,414
Oct 19	$15,016	$16,063	$14,616
Nov 19	$15,522	$16,646	$15,068
Dec 19	$15,954	$17,149	$15,482
Jan 20	$15,538	$17,142	$15,149
Feb 20	$14,114	$15,731	$13,682
Mar 20	$12,060	$13,788	$11,344
Apr 20	$13,277	$15,555	$12,619
May 20	$13,764	$16,296	$13,051
Jun 20	$13,750	$16,620	$12,965
Jul 20	$14,129	$17,558	$13,477
Aug 20	$14,497	$18,820	$14,035
Sep 20	$14,101	$18,105	$13,690
Oct 20	$13,781	$17,623	$13,510
Nov 20	$15,909	$19,552	$15,327
Dec 20	$16,524	$20,304	$15,915
Jan 21	$16,368	$20,099	$15,769
Feb 21	$17,304	$20,653	$16,722
Mar 21	$18,439	$21,558	$17,706
Apr 21	$19,203	$22,708	$18,414
May 21	$19,688	$22,867	$18,844
Jun 21	$19,232	$23,401	$18,628
Jul 21	$19,168	$23,956	$18,777
Aug 21	$19,385	$24,685	$19,150
Sep 21	$19,009	$23,537	$18,483
Oct 21	$19,880	$25,186	$19,422
Nov 21	$18,822	$25,011	$18,737
Dec 21	$19,878	$26,132	$19,919
Jan 22	$20,091	$24,780	$19,455
Feb 22	$20,025	$24,038	$19,229
Mar 22	$20,222	$24,931	$19,772
Apr 22	$19,332	$22,757	$18,657
May 22	$19,923	$22,798	$19,020
Jun 22	$18,149	$20,916	$17,358
Jul 22	$19,102	$22,845	$18,509
Aug 22	$18,581	$21,913	$17,957
Sep 22	$17,001	$19,895	$16,383
Oct 22	$18,659	$21,506	$18,063
Nov 22	$19,824	$22,708	$19,191
Dec 22	$19,062	$21,399	$18,418
Jan 23	$20,173	$22,744	$19,372
Feb 23	$19,571	$22,189	$18,689
Mar 23	$19,269	$23,004	$18,603
Apr 23	$19,906	$23,363	$18,883
May 23	$19,092	$23,464	$18,155
Jun 23	$20,227	$25,015	$19,361
Jul 23	$20,746	$25,818	$20,042
Aug 23	$20,020	$25,407	$19,501
Sep 23	$19,465	$24,196	$18,748
Oct 23	$19,050	$23,687	$18,087
Nov 23	$20,414	$25,850	$19,451
Dec 23	$21,348	$27,025	$20,529
Jan 24	$21,509	$27,479	$20,550
Feb 24	$22,053	$28,946	$21,308
Mar 24	$23,019	$29,878	$22,373
Apr 24	$22,522	$28,657	$21,418
May 24	$23,109	$30,078	$22,097
Jun 24	$22,846	$31,157	$21,889
Jul 24	$23,931	$31,537	$23,008
Aug 24	$24,340	$32,302	$23,625
Sep 24	$24,299	$32,992	$23,953
Oct 24	$23,952	$32,692	$23,689
Nov 24	$24,999	$34,611	$25,202
Dec 24	$23,420	$33,786	$23,478
Jan 25	$24,444	$34,727	$24,565
Feb 25	$24,889	$34,274	$24,665
Mar 25	$24,466	$32,343	$23,980
Apr 25	$23,867	$32,124	$23,249
May 25	$24,805	$34,146	$24,065
Jun 25	$25,833	$35,882	$24,888
Jul 25	$25,896	$36,687	$25,031
Aug 25	$26,816	$37,431	$25,829
Sep 25	$27,063	$38,797	$26,215
Oct 25	$27,204	$39,706	$26,330
Nov 25	$27,880	$39,803	$27,030
Dec 25	$28,413	$39,827	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	21.32%	11.45%	11.01%
S&P 500® Index...
	17.88	14.42	14.82
Russell 1000® Value Index...
	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 301,122,469
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,782,777
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$301,122,469
Number of Portfolio Holdings...
96
Net Investment Advisory Fees...
$1,782,777
Portfolio Turnover Rate...
57%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
20.8%
Health Care...
14.1
Industrials...
12.9
Information Technology...
10.8
Communication Services...
7.3
Materials...
7.1
Consumer Staples...
7.0
Energy...
4.9
Consumer Discretionary...
4.2
Utilities...
4.0
Real Estate...
3.2
Short-Term Securities...
7.4
Liabilities in Excess of Other Assets...
(3.7)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007938
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation V.I. Fund
Class Name	Class I Shares
Trading Symbol	GLALI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 19.80%.

  For the same period, the FTSE World Index returned 23.48% and the Reference Benchmark returned 17.78%.

What contributed to performance?

The primary contributors to performance within equities were the Fund’s allocations to the information technology, financials and communication services sectors. Within fixed income, exposure to credit and rate derivative was additive. Finally, exposure to commodities also positively contributed to returns.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts, both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the use of derivatives, in aggregate, positively contributed to the Fund’s performance.

At the end of the period, the Fund had a moderate cash position. The Fund’s exposure to cash and cash equivalents was actively managed over the period and used to help mitigate portfolio volatility while serving as a source of funds for new investments and to meet redemptions.

What detracted from performance?

The largest detractor from performance over the year was the Fund’s management of currency exposures, most notably exposure to the Japanese yen.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	FTSE World Index	Reference Benchmark
Jan 16	$9,655	$9,411	$9,731
Feb 16	$9,549	$9,356	$9,775
Mar 16	$9,954	$10,044	$10,265
Apr 16	$10,066	$10,201	$10,377
May 16	$10,020	$10,230	$10,361
Jun 16	$10,020	$10,155	$10,442
Jul 16	$10,311	$10,597	$10,719
Aug 16	$10,358	$10,618	$10,697
Sep 16	$10,411	$10,685	$10,755
Oct 16	$10,278	$10,507	$10,551
Nov 16	$10,305	$10,610	$10,476
Dec 16	$10,411	$10,865	$10,606
Jan 17	$10,599	$11,153	$10,794
Feb 17	$10,794	$11,475	$11,002
Mar 17	$10,881	$11,613	$11,077
Apr 17	$11,016	$11,801	$11,226
May 17	$11,197	$12,068	$11,426
Jun 17	$11,217	$12,124	$11,445
Jul 17	$11,446	$12,436	$11,679
Aug 17	$11,493	$12,477	$11,743
Sep 17	$11,560	$12,738	$11,839
Oct 17	$11,654	$12,996	$11,967
Nov 17	$11,782	$13,266	$12,158
Dec 17	$11,854	$13,481	$12,270
Jan 18	$12,294	$14,210	$12,695
Feb 18	$11,909	$13,637	$12,365
Mar 18	$11,806	$13,361	$12,264
Apr 18	$11,758	$13,502	$12,264
May 18	$11,744	$13,521	$12,273
Jun 18	$11,676	$13,475	$12,244
Jul 18	$11,899	$13,905	$12,471
Aug 18	$11,913	$14,039	$12,567
Sep 18	$11,858	$14,134	$12,578
Oct 18	$11,311	$13,091	$11,999
Nov 18	$11,449	$13,248	$12,121
Dec 18	$10,985	$12,300	$11,697
Jan 19	$11,549	$13,260	$12,293
Feb 19	$11,686	$13,623	$12,464
Mar 19	$11,809	$13,787	$12,622
Apr 19	$12,011	$14,273	$12,878
May 19	$11,686	$13,459	$12,518
Jun 19	$12,163	$14,345	$13,111
Jul 19	$12,125	$14,403	$13,120
Aug 19	$12,133	$14,085	$13,074
Sep 19	$12,220	$14,415	$13,204
Oct 19	$12,483	$14,812	$13,445
Nov 19	$12,651	$15,193	$13,601
Dec 19	$12,961	$15,712	$13,895
Jan 20	$12,976	$15,565	$13,894
Feb 20	$12,461	$14,256	$13,257
Mar 20	$11,348	$12,332	$12,223
Apr 20	$12,287	$13,671	$13,043
May 20	$12,764	$14,324	$13,415
Jun 20	$13,021	$14,738	$13,663
Jul 20	$13,707	$15,468	$14,183
Aug 20	$14,242	$16,450	$14,689
Sep 20	$14,020	$15,916	$14,398
Oct 20	$13,760	$15,444	$14,133
Nov 20	$15,068	$17,456	$15,268
Dec 20	$15,683	$18,277	$15,749
Jan 21	$15,611	$18,125	$15,619
Feb 21	$15,820	$18,578	$15,740
Mar 21	$15,949	$19,202	$15,995
Apr 21	$16,496	$20,089	$16,489
May 21	$16,730	$20,405	$16,710
Jun 21	$16,721	$20,675	$16,752
Jul 21	$16,712	$20,965	$16,982
Aug 21	$16,876	$21,481	$17,206
Sep 21	$16,342	$20,584	$16,663
Oct 21	$16,802	$21,660	$17,121
Nov 21	$16,350	$21,160	$16,895
Dec 21	$16,730	$22,107	$17,345
Jan 22	$16,072	$20,995	$16,723
Feb 22	$15,724	$20,503	$16,443
Mar 22	$15,592	$21,057	$16,495
Apr 22	$14,765	$19,325	$15,421
May 22	$14,906	$19,390	$15,495
Jun 22	$13,993	$17,661	$14,512
Jul 22	$14,639	$19,000	$15,263
Aug 22	$14,201	$18,254	$14,660
Sep 22	$13,229	$16,529	$13,569
Oct 22	$13,677	$17,677	$14,116
Nov 22	$14,458	$18,988	$14,987
Dec 22	$14,077	$18,229	$14,640
Jan 23	$14,820	$19,537	$15,410
Feb 23	$14,296	$19,049	$14,987
Mar 23	$14,630	$19,638	$15,476
Apr 23	$14,754	$19,975	$15,682
May 23	$14,601	$19,820	$15,476
Jun 23	$15,087	$20,977	$15,975
Jul 23	$15,373	$21,702	$16,321
Aug 23	$15,020	$21,162	$16,014
Sep 23	$14,468	$20,275	$15,460
Oct 23	$14,249	$19,687	$15,144
Nov 23	$15,211	$21,566	$16,240
Dec 23	$15,883	$22,636	$16,938
Jan 24	$15,873	$22,844	$16,967
Feb 24	$16,321	$23,796	$17,280
Mar 24	$16,730	$24,577	$17,661
Apr 24	$16,116	$23,694	$17,134
May 24	$16,681	$24,713	$17,651
Jun 24	$16,886	$25,253	$17,875
Jul 24	$17,074	$25,698	$18,259
Aug 24	$17,427	$26,389	$18,691
Sep 24	$17,712	$26,864	$18,996
Oct 24	$17,290	$26,306	$18,485
Nov 24	$17,800	$27,376	$18,879
Dec 24	$17,349	$26,703	$18,478
Jan 25	$17,834	$27,666	$18,913
Feb 25	$17,823	$27,460	$18,973
Mar 25	$17,349	$26,309	$18,606
Apr 25	$17,770	$26,618	$18,983
May 25	$18,486	$28,221	$19,604
Jun 25	$19,255	$29,505	$20,244
Jul 25	$19,141	$29,915	$20,281
Aug 25	$19,575	$30,693	$20,743
Sep 25	$20,095	$31,766	$21,188
Oct 25	$20,370	$32,518	$21,483
Nov 25	$20,476	$32,581	$21,564
Dec 25	$20,784	$32,972	$21,763

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	19.80%	5.79%	7.59%
FTSE World Index...
	23.48	12.52	12.67
Reference Benchmark...
	17.78	6.68	8.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,991,208,846
Holdings Count | Holding	2,612
Advisory Fees Paid, Amount	$ 26,298,373
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,991,208,846
Number of Portfolio Holdings...
2,612
Net Investment Advisory Fees...
$26,298,373
Portfolio Turnover Rate...
119%

C000007939
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation V.I. Fund
Class Name	Class II Shares
Trading Symbol	GLAII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class II Shares returned 19.60%.

  For the same period, the FTSE World Index returned 23.48% and the Reference Benchmark returned 17.78%.

What contributed to performance?

The primary contributors to performance within equities were the Fund’s allocations to the information technology, financials and communication services sectors. Within fixed income, exposure to credit and rate derivative was additive. Finally, exposure to commodities also positively contributed to returns.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts, both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the use of derivatives, in aggregate, positively contributed to the Fund’s performance.

At the end of the period, the Fund had a moderate cash position. The Fund’s exposure to cash and cash equivalents was actively managed over the period and used to help mitigate portfolio volatility while serving as a source of funds for new investments and to meet redemptions.

What detracted from performance?

The largest detractor from performance over the year was the Fund’s management of currency exposures, most notably exposure to the Japanese yen.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class II Shares	FTSE World Index	Reference Benchmark
Jan 16	$9,654	$9,411	$9,731
Feb 16	$9,548	$9,356	$9,775
Mar 16	$9,947	$10,044	$10,265
Apr 16	$10,060	$10,201	$10,377
May 16	$10,013	$10,230	$10,361
Jun 16	$10,013	$10,155	$10,442
Jul 16	$10,299	$10,597	$10,719
Aug 16	$10,346	$10,618	$10,697
Sep 16	$10,399	$10,685	$10,755
Oct 16	$10,266	$10,507	$10,551
Nov 16	$10,293	$10,610	$10,476
Dec 16	$10,396	$10,865	$10,606
Jan 17	$10,577	$11,153	$10,794
Feb 17	$10,772	$11,475	$11,002
Mar 17	$10,866	$11,613	$11,077
Apr 17	$10,994	$11,801	$11,226
May 17	$11,169	$12,068	$11,426
Jun 17	$11,196	$12,124	$11,445
Jul 17	$11,418	$12,436	$11,679
Aug 17	$11,466	$12,477	$11,743
Sep 17	$11,533	$12,738	$11,839
Oct 17	$11,621	$12,996	$11,967
Nov 17	$11,749	$13,266	$12,158
Dec 17	$11,824	$13,481	$12,270
Jan 18	$12,257	$14,210	$12,695
Feb 18	$11,872	$13,637	$12,365
Mar 18	$11,769	$13,361	$12,264
Apr 18	$11,714	$13,502	$12,264
May 18	$11,701	$13,521	$12,273
Jun 18	$11,632	$13,475	$12,244
Jul 18	$11,856	$13,905	$12,471
Aug 18	$11,869	$14,039	$12,567
Sep 18	$11,814	$14,134	$12,578
Oct 18	$11,260	$13,091	$11,999
Nov 18	$11,405	$13,248	$12,121
Dec 18	$10,935	$12,300	$11,697
Jan 19	$11,499	$13,260	$12,293
Feb 19	$11,629	$13,623	$12,464
Mar 19	$11,751	$13,787	$12,622
Apr 19	$11,946	$14,273	$12,878
May 19	$11,629	$13,459	$12,518
Jun 19	$12,098	$14,345	$13,111
Jul 19	$12,060	$14,403	$13,120
Aug 19	$12,060	$14,085	$13,074
Sep 19	$12,155	$14,415	$13,204
Oct 19	$12,418	$14,812	$13,445
Nov 19	$12,578	$15,193	$13,601
Dec 19	$12,885	$15,712	$13,895
Jan 20	$12,900	$15,565	$13,894
Feb 20	$12,379	$14,256	$13,257
Mar 20	$11,277	$12,332	$12,223
Apr 20	$12,206	$13,671	$13,043
May 20	$12,681	$14,324	$13,415
Jun 20	$12,938	$14,738	$13,663
Jul 20	$13,614	$15,468	$14,183
Aug 20	$14,141	$16,450	$14,689
Sep 20	$13,920	$15,916	$14,398
Oct 20	$13,660	$15,444	$14,133
Nov 20	$14,958	$17,456	$15,268
Dec 20	$15,566	$18,277	$15,749
Jan 21	$15,494	$18,125	$15,619
Feb 21	$15,694	$18,578	$15,740
Mar 21	$15,823	$19,202	$15,995
Apr 21	$16,368	$20,089	$16,489
May 21	$16,593	$20,405	$16,710
Jun 21	$16,584	$20,675	$16,752
Jul 21	$16,567	$20,965	$16,982
Aug 21	$16,730	$21,481	$17,206
Sep 21	$16,198	$20,584	$16,663
Oct 21	$16,657	$21,660	$17,121
Nov 21	$16,206	$21,160	$16,895
Dec 21	$16,586	$22,107	$17,345
Jan 22	$15,921	$20,995	$16,723
Feb 22	$15,583	$20,503	$16,443
Mar 22	$15,452	$21,057	$16,495
Apr 22	$14,628	$19,325	$15,421
May 22	$14,759	$19,390	$15,495
Jun 22	$13,860	$17,661	$14,512
Jul 22	$14,494	$19,000	$15,263
Aug 22	$14,057	$18,254	$14,660
Sep 22	$13,099	$16,529	$13,569
Oct 22	$13,535	$17,677	$14,116
Nov 22	$14,304	$18,988	$14,987
Dec 22	$13,934	$18,229	$14,640
Jan 23	$14,665	$19,537	$15,410
Feb 23	$14,143	$19,049	$14,987
Mar 23	$14,475	$19,638	$15,476
Apr 23	$14,589	$19,975	$15,682
May 23	$14,428	$19,820	$15,476
Jun 23	$14,912	$20,977	$15,975
Jul 23	$15,196	$21,702	$16,321
Aug 23	$14,836	$21,162	$16,014
Sep 23	$14,295	$20,275	$15,460
Oct 23	$14,076	$19,687	$15,144
Nov 23	$15,025	$21,566	$16,240
Dec 23	$15,689	$22,636	$16,938
Jan 24	$15,679	$22,844	$16,967
Feb 24	$16,115	$23,796	$17,280
Mar 24	$16,522	$24,577	$17,661
Apr 24	$15,912	$23,694	$17,134
May 24	$16,464	$24,713	$17,651
Jun 24	$16,667	$25,253	$17,875
Jul 24	$16,845	$25,698	$18,259
Aug 24	$17,196	$26,389	$18,691
Sep 24	$17,479	$26,864	$18,996
Oct 24	$17,050	$26,306	$18,485
Nov 24	$17,557	$27,376	$18,879
Dec 24	$17,115	$26,703	$18,478
Jan 25	$17,585	$27,666	$18,913
Feb 25	$17,575	$27,460	$18,973
Mar 25	$17,104	$26,309	$18,606
Apr 25	$17,512	$26,618	$18,983
May 25	$18,223	$28,221	$19,604
Jun 25	$18,977	$29,505	$20,244
Jul 25	$18,863	$29,915	$20,281
Aug 25	$19,285	$30,693	$20,743
Sep 25	$19,801	$31,766	$21,188
Oct 25	$20,064	$32,518	$21,483
Nov 25	$20,169	$32,581	$21,564
Dec 25	$20,469	$32,972	$21,763

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class II Shares ...
	19.60%	5.63%	7.43%
FTSE World Index...
	23.48	12.52	12.67
Reference Benchmark...
	17.78	6.68	8.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,991,208,846
Holdings Count | Holding	2,612
Advisory Fees Paid, Amount	$ 26,298,373
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,991,208,846
Number of Portfolio Holdings...
2,612
Net Investment Advisory Fees...
$26,298,373
Portfolio Turnover Rate...
119%

C000007940
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation V.I. Fund
Class Name	Class III Shares
Trading Symbol	GAIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class III Shares returned 19.42%.

  For the same period, the FTSE World Index returned 23.48% and the Reference Benchmark returned 17.78%.

What contributed to performance?

The primary contributors to performance within equities were the Fund’s allocations to the information technology, financials and communication services sectors. Within fixed income, exposure to credit and rate derivative was additive. Finally, exposure to commodities also positively contributed to returns.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts, both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the use of derivatives, in aggregate, positively contributed to the Fund’s performance.

At the end of the period, the Fund had a moderate cash position. The Fund’s exposure to cash and cash equivalents was actively managed over the period and used to help mitigate portfolio volatility while serving as a source of funds for new investments and to meet redemptions.

What detracted from performance?

The largest detractor from performance over the year was the Fund’s management of currency exposures, most notably exposure to the Japanese yen.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	FTSE World Index	Reference Benchmark
Jan 16	$9,655	$9,411	$9,731
Feb 16	$9,548	$9,356	$9,775
Mar 16	$9,946	$10,044	$10,265
Apr 16	$10,061	$10,201	$10,377
May 16	$10,008	$10,230	$10,361
Jun 16	$10,008	$10,155	$10,442
Jul 16	$10,299	$10,597	$10,719
Aug 16	$10,337	$10,618	$10,697
Sep 16	$10,391	$10,685	$10,755
Oct 16	$10,261	$10,507	$10,551
Nov 16	$10,284	$10,610	$10,476
Dec 16	$10,380	$10,865	$10,606
Jan 17	$10,567	$11,153	$10,794
Feb 17	$10,761	$11,475	$11,002
Mar 17	$10,846	$11,613	$11,077
Apr 17	$10,978	$11,801	$11,226
May 17	$11,157	$12,068	$11,426
Jun 17	$11,172	$12,124	$11,445
Jul 17	$11,398	$12,436	$11,679
Aug 17	$11,445	$12,477	$11,743
Sep 17	$11,515	$12,738	$11,839
Oct 17	$11,601	$12,996	$11,967
Nov 17	$11,733	$13,266	$12,158
Dec 17	$11,803	$13,481	$12,270
Jan 18	$12,233	$14,210	$12,695
Feb 18	$11,859	$13,637	$12,365
Mar 18	$11,748	$13,361	$12,264
Apr 18	$11,700	$13,502	$12,264
May 18	$11,684	$13,521	$12,273
Jun 18	$11,613	$13,475	$12,244
Jul 18	$11,832	$13,905	$12,471
Aug 18	$11,848	$14,039	$12,567
Sep 18	$11,791	$14,134	$12,578
Oct 18	$11,246	$13,091	$11,999
Nov 18	$11,382	$13,248	$12,121
Dec 18	$10,909	$12,300	$11,697
Jan 19	$11,473	$13,260	$12,293
Feb 19	$11,608	$13,623	$12,464
Mar 19	$11,726	$13,787	$12,622
Apr 19	$11,920	$14,273	$12,878
May 19	$11,600	$13,459	$12,518
Jun 19	$12,071	$14,345	$13,111
Jul 19	$12,027	$14,403	$13,120
Aug 19	$12,027	$14,085	$13,074
Sep 19	$12,121	$14,415	$13,204
Oct 19	$12,377	$14,812	$13,445
Nov 19	$12,539	$15,193	$13,601
Dec 19	$12,846	$15,712	$13,895
Jan 20	$12,855	$15,565	$13,894
Feb 20	$12,340	$14,256	$13,257
Mar 20	$11,240	$12,332	$12,223
Apr 20	$12,163	$13,671	$13,043
May 20	$12,633	$14,324	$13,415
Jun 20	$12,890	$14,738	$13,663
Jul 20	$13,560	$15,468	$14,183
Aug 20	$14,090	$16,450	$14,689
Sep 20	$13,866	$15,916	$14,398
Oct 20	$13,605	$15,444	$14,133
Nov 20	$14,898	$17,456	$15,268
Dec 20	$15,506	$18,277	$15,749
Jan 21	$15,430	$18,125	$15,619
Feb 21	$15,630	$18,578	$15,740
Mar 21	$15,753	$19,202	$15,995
Apr 21	$16,296	$20,089	$16,489
May 21	$16,515	$20,405	$16,710
Jun 21	$16,515	$20,675	$16,752
Jul 21	$16,494	$20,965	$16,982
Aug 21	$16,650	$21,481	$17,206
Sep 21	$16,123	$20,584	$16,663
Oct 21	$16,572	$21,660	$17,121
Nov 21	$16,123	$21,160	$16,895
Dec 21	$16,501	$22,107	$17,345
Jan 22	$15,835	$20,995	$16,723
Feb 22	$15,502	$20,503	$16,443
Mar 22	$15,365	$21,057	$16,495
Apr 22	$14,550	$19,325	$15,421
May 22	$14,676	$19,390	$15,495
Jun 22	$13,781	$17,661	$14,512
Jul 22	$14,420	$19,000	$15,263
Aug 22	$13,977	$18,254	$14,660
Sep 22	$13,020	$16,529	$13,569
Oct 22	$13,463	$17,677	$14,116
Nov 22	$14,222	$18,988	$14,987
Dec 22	$13,848	$18,229	$14,640
Jan 23	$14,572	$19,537	$15,410
Feb 23	$14,058	$19,049	$14,987
Mar 23	$14,385	$19,638	$15,476
Apr 23	$14,490	$19,975	$15,682
May 23	$14,338	$19,820	$15,476
Jun 23	$14,817	$20,977	$15,975
Jul 23	$15,097	$21,702	$16,321
Aug 23	$14,735	$21,162	$16,014
Sep 23	$14,198	$20,275	$15,460
Oct 23	$13,977	$19,687	$15,144
Nov 23	$14,922	$21,566	$16,240
Dec 23	$15,578	$22,636	$16,938
Jan 24	$15,566	$22,844	$16,967
Feb 24	$15,996	$23,796	$17,280
Mar 24	$16,403	$24,577	$17,661
Apr 24	$15,793	$23,694	$17,134
May 24	$16,343	$24,713	$17,651
Jun 24	$16,546	$25,253	$17,875
Jul 24	$16,718	$25,698	$18,259
Aug 24	$17,068	$26,389	$18,691
Sep 24	$17,345	$26,864	$18,996
Oct 24	$16,923	$26,306	$18,485
Nov 24	$17,418	$27,376	$18,879
Dec 24	$16,982	$26,703	$18,478
Jan 25	$17,443	$27,666	$18,913
Feb 25	$17,429	$27,460	$18,973
Mar 25	$16,969	$26,309	$18,606
Apr 25	$17,364	$26,618	$18,983
May 25	$18,074	$28,221	$19,604
Jun 25	$18,812	$29,505	$20,244
Jul 25	$18,695	$29,915	$20,281
Aug 25	$19,120	$30,693	$20,743
Sep 25	$19,625	$31,766	$21,188
Oct 25	$19,890	$32,518	$21,483
Nov 25	$19,983	$32,581	$21,564
Dec 25	$20,279	$32,972	$21,763

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	19.42%	5.51%	7.33%
FTSE World Index...
	23.48	12.52	12.67
Reference Benchmark...
	17.78	6.68	8.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,991,208,846
Holdings Count | Holding	2,612
Advisory Fees Paid, Amount	$ 26,298,373
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,991,208,846
Number of Portfolio Holdings...
2,612
Net Investment Advisory Fees...
$26,298,373
Portfolio Turnover Rate...
119%

C000007929
Shareholder Report [Line Items]
Fund Name	BlackRock Government Money Market V.I. Fund
Class Name	Class I Shares
Trading Symbol	DMMKI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Government Money Market V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 190,026,130
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 421,138
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$190,026,130
Number of Portfolio Holdings...
121
Net Investment Advisory Fees...
$421,138
Current seven-day yields as of December 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.53%
   7-Day Yield...
3.53%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
41.3%
Repurchase Agreements...
37.9
U.S. Government Sponsored Agency Obligations...
19.6
Other Assets Less Liabilities...
1.2

C000195945
Shareholder Report [Line Items]
Fund Name	BlackRock International Index V.I. Fund
Class Name	Class I Shares
Trading Symbol	BIIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$32	0.27%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the reporting period ended December 31, 2025, the Fund's Class I Shares returned 31.37%.

For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 31.22%.

European equities started 2025 in positive territory despite rising United States (“U.S.”) tariff pressures. The European Central Bank (“ECB”) cut rates by 25 basis points in both January and March 2025 to mitigate recession risks. In Japan, equities were volatile throughout the first quarter, and the Nikkei 225 Index ended the period in negative territory as investors grew cautious about the new U.S. administration’s tougher tariff stance and its implications for corporate earnings and broader economic conditions.

European equities continued to advance in the second quarter of 2025. The ECB held rates steady following the earlier cuts and reiterated its commitment to supporting growth as inflation remained elevated. Japan experienced a strong rebound during the second quarter, with the Nikkei 225 Index closing near all time highs on June 30, 2025, driven by new stimulus measures and a more stable Japanese Yen.

In the third quarter of 2025, the ECB maintained rates at 2.0% in both July and September 2025, pausing its year long easing cycle as inflation hovered near target despite a slight uptick in September. Japanese equities extended their gains, supported by easing trade tensions, increasing investor interest in artificial intelligence (“AI”), and improved sentiment tied to anticipated political leadership changes. The Bank of Japan (“BOJ”) kept rates unchanged at 0.5%.

European equities continued to rise in the fourth quarter of 2025. The ECB retained rates at 2.0% in both October 2025 and December 2025, citing better than expected eurozone growth and inflation trending close to target while maintaining a cautious, data dependent stance. The BOJ held rates steady in October 2025 and raised them in December 2025 to 0.75%, reflecting growing confidence in Japan’s improving economic backdrop despite continuing global trade uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	MSCI EAFE Index (Net)
Jan 16	$9,419	$9,277
Feb 16	$9,115	$9,107
Mar 16	$9,730	$9,699
Apr 16	$9,934	$9,980
May 16	$9,934	$9,890
Jun 16	$9,656	$9,558
Jul 16	$10,090	$10,042
Aug 16	$10,106	$10,049
Sep 16	$10,246	$10,173
Oct 16	$10,016	$9,965
Nov 16	$9,795	$9,766
Dec 16	$10,090	$10,100
Jan 17	$10,414	$10,393
Feb 17	$10,542	$10,542
Mar 17	$10,866	$10,832
Apr 17	$11,155	$11,107
May 17	$11,548	$11,515
Jun 17	$11,556	$11,495
Jul 17	$11,897	$11,826
Aug 17	$11,888	$11,822
Sep 17	$12,161	$12,116
Oct 17	$12,349	$12,300
Nov 17	$12,468	$12,429
Dec 17	$12,653	$12,628
Jan 18	$13,274	$13,262
Feb 18	$12,609	$12,663
Mar 18	$12,520	$12,435
Apr 18	$12,715	$12,719
May 18	$12,467	$12,433
Jun 18	$12,299	$12,281
Jul 18	$12,636	$12,584
Aug 18	$12,352	$12,341
Sep 18	$12,476	$12,448
Oct 18	$11,474	$11,457
Nov 18	$11,500	$11,442
Dec 18	$10,920	$10,887
Jan 19	$11,646	$11,602
Feb 19	$11,919	$11,898
Mar 19	$12,015	$11,973
Apr 19	$12,371	$12,310
May 19	$11,755	$11,719
Jun 19	$12,440	$12,414
Jul 19	$12,193	$12,256
Aug 19	$11,961	$11,939
Sep 19	$12,316	$12,281
Oct 19	$12,741	$12,722
Nov 19	$12,891	$12,866
Dec 19	$13,277	$13,284
Jan 20	$12,938	$13,006
Feb 20	$11,962	$11,831
Mar 20	$10,209	$10,252
Apr 20	$10,888	$10,914
May 20	$11,468	$11,389
Jun 20	$11,849	$11,777
Jul 20	$12,090	$12,051
Aug 20	$12,669	$12,671
Sep 20	$12,387	$12,342
Oct 20	$11,892	$11,849
Nov 20	$13,659	$13,686
Dec 20	$14,344	$14,322
Jan 21	$14,156	$14,169
Feb 21	$14,502	$14,487
Mar 21	$14,848	$14,820
Apr 21	$15,295	$15,266
May 21	$15,857	$15,764
Jun 21	$15,641	$15,587
Jul 21	$15,765	$15,704
Aug 21	$16,010	$15,981
Sep 21	$15,476	$15,517
Oct 21	$15,953	$15,899
Nov 21	$15,231	$15,159
Dec 21	$15,964	$15,935
Jan 22	$15,352	$15,165
Feb 22	$14,890	$14,897
Mar 22	$14,875	$14,993
Apr 22	$13,920	$14,023
May 22	$14,174	$14,128
Jun 22	$12,906	$12,817
Jul 22	$13,577	$13,456
Aug 22	$12,771	$12,817
Sep 22	$11,578	$11,618
Oct 22	$12,264	$12,242
Nov 22	$13,935	$13,621
Dec 22	$13,674	$13,632
Jan 23	$14,851	$14,736
Feb 23	$14,393	$14,429
Mar 23	$14,851	$14,786
Apr 23	$15,264	$15,204
May 23	$14,653	$14,560
Jun 23	$15,326	$15,223
Jul 23	$15,730	$15,715
Aug 23	$15,117	$15,113
Sep 23	$14,566	$14,597
Oct 23	$14,122	$14,005
Nov 23	$15,332	$15,305
Dec 23	$16,151	$16,118
Jan 24	$16,072	$16,211
Feb 24	$16,530	$16,508
Mar 24	$17,082	$17,051
Apr 24	$16,530	$16,614
May 24	$17,382	$17,258
Jun 24	$17,003	$16,979
Jul 24	$17,512	$17,477
Aug 24	$18,112	$18,046
Sep 24	$18,239	$18,212
Oct 24	$17,227	$17,222
Nov 24	$17,196	$17,124
Dec 24	$16,706	$16,735
Jan 25	$17,520	$17,614
Feb 25	$18,057	$17,956
Mar 25	$18,024	$17,883
Apr 25	$18,757	$18,702
May 25	$19,620	$19,558
Jun 25	$20,109	$19,989
Jul 25	$19,604	$19,708
Aug 25	$20,532	$20,549
Sep 25	$21,037	$20,942
Oct 25	$21,232	$21,188
Nov 25	$21,379	$21,320
Dec 25	$21,945	$21,959

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	31.37%	8.88%	8.18%
MSCI EAFE Index (Net)...
	31.22	8.92	8.18

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 294,438,156
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 196,552
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$294,438,156
Number of Portfolio Holdings...
702
Net Investment Advisory Fees...
$196,552
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
21.9%
United Kingdom...
12.1
France...
10.2
Germany...
9.6
United States...
7.3
Australia...
6.9
Switzerland...
5.1
Netherlands...
4.5
Spain...
3.7
Italy...
3.3
OtherFootnote Reference(a)...
14.3
Short-Term Securities...
1.8
Liabilities in Excess of Other Assets...
(0.7)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000225417
Shareholder Report [Line Items]
Fund Name	BlackRock International Index V.I. Fund
Class Name	Class III Shares
Trading Symbol	BIIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$60	0.52%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the reporting period ended December 31, 2025, the Fund's Class III Shares returned 31.11%.

For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 31.22%.

European equities started 2025 in positive territory despite rising United States (“U.S.”) tariff pressures. The European Central Bank (“ECB”) cut rates by 25 basis points in both January and March 2025 to mitigate recession risks. In Japan, equities were volatile throughout the first quarter, and the Nikkei 225 Index ended the period in negative territory as investors grew cautious about the new U.S. administration’s tougher tariff stance and its implications for corporate earnings and broader economic conditions.

European equities continued to advance in the second quarter of 2025. The ECB held rates steady following the earlier cuts and reiterated its commitment to supporting growth as inflation remained elevated. Japan experienced a strong rebound during the second quarter, with the Nikkei 225 Index closing near all time highs on June 30, 2025, driven by new stimulus measures and a more stable Japanese Yen.

In the third quarter of 2025, the ECB maintained rates at 2.0% in both July and September 2025, pausing its year long easing cycle as inflation hovered near target despite a slight uptick in September. Japanese equities extended their gains, supported by easing trade tensions, increasing investor interest in artificial intelligence (“AI”), and improved sentiment tied to anticipated political leadership changes. The Bank of Japan (“BOJ”) kept rates unchanged at 0.5%.

European equities continued to rise in the fourth quarter of 2025. The ECB retained rates at 2.0% in both October 2025 and December 2025, citing better than expected eurozone growth and inflation trending close to target while maintaining a cautious, data dependent stance. The BOJ held rates steady in October 2025 and raised them in December 2025 to 0.75%, reflecting growing confidence in Japan’s improving economic backdrop despite continuing global trade uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	MSCI EAFE Index (Net)
Jan 16	$9,417	$9,277
Feb 16	$9,112	$9,107
Mar 16	$9,724	$9,699
Apr 16	$9,926	$9,980
May 16	$9,924	$9,890
Jun 16	$9,644	$9,558
Jul 16	$10,075	$10,042
Aug 16	$10,090	$10,049
Sep 16	$10,227	$10,173
Oct 16	$9,996	$9,965
Nov 16	$9,773	$9,766
Dec 16	$10,065	$10,100
Jan 17	$10,386	$10,393
Feb 17	$10,511	$10,542
Mar 17	$10,832	$10,832
Apr 17	$11,119	$11,107
May 17	$11,507	$11,515
Jun 17	$11,513	$11,495
Jul 17	$11,850	$11,826
Aug 17	$11,839	$11,822
Sep 17	$12,108	$12,116
Oct 17	$12,292	$12,300
Nov 17	$12,409	$12,429
Dec 17	$12,591	$12,628
Jan 18	$13,205	$13,262
Feb 18	$12,541	$12,663
Mar 18	$12,451	$12,435
Apr 18	$12,642	$12,719
May 18	$12,392	$12,433
Jun 18	$12,223	$12,281
Jul 18	$12,555	$12,584
Aug 18	$12,270	$12,341
Sep 18	$12,391	$12,448
Oct 18	$11,393	$11,457
Nov 18	$11,417	$11,442
Dec 18	$10,839	$10,887
Jan 19	$11,557	$11,602
Feb 19	$11,826	$11,898
Mar 19	$11,918	$11,973
Apr 19	$12,269	$12,310
May 19	$11,656	$11,719
Jun 19	$12,332	$12,414
Jul 19	$12,085	$12,256
Aug 19	$11,852	$11,939
Sep 19	$12,202	$12,281
Oct 19	$12,619	$12,722
Nov 19	$12,766	$12,866
Dec 19	$13,146	$13,284
Jan 20	$12,807	$13,006
Feb 20	$11,839	$11,831
Mar 20	$10,101	$10,252
Apr 20	$10,771	$10,914
May 20	$11,342	$11,389
Jun 20	$11,717	$11,777
Jul 20	$11,952	$12,051
Aug 20	$12,523	$12,671
Sep 20	$12,241	$12,342
Oct 20	$11,749	$11,849
Nov 20	$13,493	$13,686
Dec 20	$14,166	$14,322
Jan 21	$13,978	$14,169
Feb 21	$14,304	$14,487
Mar 21	$14,660	$14,820
Apr 21	$15,087	$15,266
May 21	$15,642	$15,764
Jun 21	$15,414	$15,587
Jul 21	$15,536	$15,704
Aug 21	$15,779	$15,981
Sep 21	$15,251	$15,517
Oct 21	$15,708	$15,899
Nov 21	$14,995	$15,159
Dec 21	$15,719	$15,935
Jan 22	$15,116	$15,165
Feb 22	$14,660	$14,897
Mar 22	$14,630	$14,993
Apr 22	$13,688	$14,023
May 22	$13,953	$14,128
Jun 22	$12,702	$12,817
Jul 22	$13,350	$13,456
Aug 22	$12,555	$12,817
Sep 22	$11,377	$11,618
Oct 22	$12,055	$12,242
Nov 22	$13,688	$13,621
Dec 22	$13,426	$13,632
Jan 23	$14,586	$14,736
Feb 23	$14,134	$14,429
Mar 23	$14,571	$14,786
Apr 23	$14,978	$15,204
May 23	$14,375	$14,560
Jun 23	$15,023	$15,223
Jul 23	$15,437	$15,715
Aug 23	$14,818	$15,113
Sep 23	$14,290	$14,597
Oct 23	$13,837	$14,005
Nov 23	$15,014	$15,305
Dec 23	$15,819	$16,118
Jan 24	$15,742	$16,211
Feb 24	$16,192	$16,508
Mar 24	$16,719	$17,051
Apr 24	$16,176	$16,614
May 24	$17,014	$17,258
Jun 24	$16,641	$16,979
Jul 24	$17,126	$17,477
Aug 24	$17,717	$18,046
Sep 24	$17,841	$18,212
Oct 24	$16,846	$17,222
Nov 24	$16,800	$17,124
Dec 24	$16,326	$16,735
Jan 25	$17,125	$17,614
Feb 25	$17,652	$17,956
Mar 25	$17,604	$17,883
Apr 25	$18,307	$18,702
May 25	$19,154	$19,558
Jun 25	$19,633	$19,989
Jul 25	$19,138	$19,708
Aug 25	$20,049	$20,549
Sep 25	$20,528	$20,942
Oct 25	$20,704	$21,188
Nov 25	$20,847	$21,320
Dec 25	$21,405	$21,959

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	31.11%	8.61%	7.91%
MSCI EAFE Index (Net)...
	31.22	8.92	8.18

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 294,438,156
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 196,552
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$294,438,156
Number of Portfolio Holdings...
702
Net Investment Advisory Fees...
$196,552
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
21.9%
United Kingdom...
12.1
France...
10.2
Germany...
9.6
United States...
7.3
Australia...
6.9
Switzerland...
5.1
Netherlands...
4.5
Spain...
3.7
Italy...
3.3
OtherFootnote Reference(a)...
14.3
Short-Term Securities...
1.8
Liabilities in Excess of Other Assets...
(0.7)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000007920
Shareholder Report [Line Items]
Fund Name	BlackRock International V.I. Fund
Class Name	Class I Shares
Trading Symbol	IVVVI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class I Shares returned 15.53%.

  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.39%.

What contributed to performance?

Positive contributions to the Fund’s performance were led by the financials, information technology and communication services sectors. At the individual stock level, leading contributors included Taiwan Semiconductor Manufacturing Company Ltd. (“TSMC”). Strong demand for advanced nodes and AI-related infrastructure supported robust revenue growth and margin resilience. Banco Bilbao Vizcaya Argentaria (“BBVA”) also outperformed. BBVA’s position was trimmed to reflect the stock’s shifting risk-reward profile. Toronto-Dominion Bank (doing business as TD Bank Group) was another contributor, benefitting from a favorable yield curve and improving U.S. profitability. The bank delivered strong execution with revenues above expectations and strong earnings.

What detracted from performance?

The Fund’s healthcare allocation detracted from return. Shares of Danish pharmaceutical company Novo Nordisk A/S came under pressure on pricing concerns and competitive headwinds in diabetes and obesity treatments. The Trust exited the stock as the company’s expected market share gains failed to be reflected in prescription data and on concerns around expiring patents and competitor’s introduction of oral treatments. Marvell Technology, Inc., the semiconductor solutions company, underperformed as the shares dipped in the first quarter. The Fund exited the position given macro volatility, uncertainty around the AI capital expenditure outlook, and a marketplace shift toward more tailored chips. Shares of Recruit Holdings Co., Ltd., the Japanese provider of a human resources platform, sold off in the first quarter on concerns around U.S. government cost cutting efforts and labor market conditions. The company’s largest market exposure is through its U.S. job listing platform, Indeed.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	MSCI ACWI ex USA Index (Net)
Jan 16	$9,217	$9,320
Feb 16	$9,063	$9,213
Mar 16	$9,609	$9,962
Apr 16	$9,876	$10,225
May 16	$9,918	$10,052
Jun 16	$9,444	$9,898
Jul 16	$9,943	$10,388
Aug 16	$10,098	$10,453
Sep 16	$10,160	$10,582
Oct 16	$10,149	$10,430
Nov 16	$9,830	$10,189
Dec 16	$10,039	$10,450
Jan 17	$10,311	$10,820
Feb 17	$10,584	$10,992
Mar 17	$11,045	$11,271
Apr 17	$11,359	$11,512
May 17	$11,684	$11,886
Jun 17	$11,705	$11,923
Jul 17	$12,355	$12,362
Aug 17	$12,407	$12,427
Sep 17	$12,491	$12,657
Oct 17	$12,564	$12,896
Nov 17	$12,826	$13,000
Dec 17	$13,162	$13,291
Jan 18	$13,979	$14,031
Feb 18	$12,984	$13,370
Mar 18	$12,785	$13,134
Apr 18	$12,910	$13,343
May 18	$12,428	$13,035
Jun 18	$12,428	$12,790
Jul 18	$12,791	$13,096
Aug 18	$12,260	$12,822
Sep 18	$12,218	$12,881
Oct 18	$11,211	$11,833
Nov 18	$11,168	$11,945
Dec 18	$10,289	$11,404
Jan 19	$11,307	$12,266
Feb 19	$11,754	$12,506
Mar 19	$11,766	$12,580
Apr 19	$12,258	$12,912
May 19	$11,564	$12,219
Jun 19	$12,202	$12,955
Jul 19	$12,242	$12,798
Aug 19	$11,940	$12,403
Sep 19	$12,175	$12,722
Oct 19	$12,746	$13,166
Nov 19	$12,970	$13,282
Dec 19	$13,595	$13,857
Jan 20	$13,380	$13,485
Feb 20	$12,475	$12,419
Mar 20	$10,123	$10,621
Apr 20	$11,084	$11,426
May 20	$12,113	$11,800
Jun 20	$12,860	$12,333
Jul 20	$13,361	$12,883
Aug 20	$14,145	$13,434
Sep 20	$13,845	$13,104
Oct 20	$13,626	$12,822
Nov 20	$15,423	$14,547
Dec 20	$16,493	$15,334
Jan 21	$16,517	$15,367
Feb 21	$17,580	$15,671
Mar 21	$17,984	$15,869
Apr 21	$18,585	$16,336
May 21	$18,909	$16,847
Jun 21	$18,840	$16,738
Jul 21	$18,456	$16,462
Aug 21	$18,847	$16,775
Sep 21	$18,504	$16,238
Oct 21	$19,025	$16,626
Nov 21	$17,627	$15,877
Dec 21	$17,924	$16,533
Jan 22	$17,004	$15,924
Feb 22	$16,144	$15,609
Mar 22	$16,008	$15,634
Apr 22	$14,681	$14,652
May 22	$14,575	$14,757
Jun 22	$12,991	$13,488
Jul 22	$13,665	$13,949
Aug 22	$12,631	$13,501
Sep 22	$11,299	$12,152
Oct 22	$12,051	$12,515
Nov 22	$13,822	$13,992
Dec 22	$13,512	$13,887
Jan 23	$15,029	$15,014
Feb 23	$14,444	$14,487
Mar 23	$14,855	$14,841
Apr 23	$15,171	$15,099
May 23	$14,444	$14,550
Jun 23	$15,282	$15,203
Jul 23	$15,803	$15,821
Aug 23	$15,234	$15,106
Sep 23	$14,318	$14,629
Oct 23	$13,733	$14,025
Nov 23	$15,234	$15,288
Dec 23	$16,082	$16,056
Jan 24	$15,700	$15,897
Feb 24	$15,923	$16,299
Mar 24	$16,624	$16,808
Apr 24	$15,923	$16,507
May 24	$16,624	$16,986
Jun 24	$16,401	$16,970
Jul 24	$16,597	$17,363
Aug 24	$17,011	$17,857
Sep 24	$16,947	$18,338
Oct 24	$16,118	$17,438
Nov 24	$16,469	$17,280
Dec 24	$16,142	$16,945
Jan 25	$16,895	$17,627
Feb 25	$17,216	$17,872
Mar 25	$16,286	$17,831
Apr 25	$16,479	$18,475
May 25	$17,184	$19,322
Jun 25	$17,360	$19,977
Jul 25	$16,676	$19,920
Aug 25	$17,286	$20,611
Sep 25	$17,928	$21,354
Oct 25	$18,136	$21,785
Nov 25	$18,136	$21,780
Dec 25	$18,649	$22,432

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	15.53%	2.49%	6.43%
MSCI ACWI ex USA Index (Net)...
	32.39	7.91	8.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 73,933,392
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 462,293
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$73,933,392
Number of Portfolio Holdings...
45
Net Investment Advisory Fees...
$462,293
Portfolio Turnover Rate...
116%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United Kingdom...
10.9%
France...
9.5
Japan...
9.2
Germany...
7.9
Netherlands...
7.6
Canada...
7.2
Taiwan...
7.0
China...
6.1
Sweden...
5.5
India...
5.1
OtherFootnote Reference(a)...
23.3
Short-Term Securities...
4.5
Liabilities in Excess of Other Assets...
(3.8)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000007908
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Growth V.I. Fund
Class Name	Class I Shares
Trading Symbol	LGGGI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class I Shares returned 11.80%.

  For the same period, the Fund's benchmark, the Russell 1000® Index returned 17.37% and the Russell 1000® Growth Index returned 18.56%.

What contributed to performance?

Investment decisions in the information technology, healthcare and consumer discretionary sectors contributed to absolute performance. Holdings in the semiconductors & semiconductor equipment industry proved beneficial in technology, led by NVIDIA Corp. Positioning in pharmaceuticals was most additive in healthcare, with Eli Lilly & Co. making the strongest contribution. In consumer discretionary, positioning in the broadline retail industry contributed due in part to a position in Amazon.com, Inc.

What detracted from performance?

Positioning in the industrials, real estate, and consumer staples sectors detracted from absolute returns due in part to positions in Copart, Inc., CoStar Group, Inc., and Walmart, Inc., respectively.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	Russell 1000® Index	Russell 1000® Growth Index
Jan 16	$9,426	$9,462	$9,442
Feb 16	$9,411	$9,459	$9,438
Mar 16	$10,052	$10,117	$10,074
Apr 16	$9,831	$10,172	$9,982
May 16	$10,059	$10,351	$10,176
Jun 16	$9,897	$10,374	$10,136
Jul 16	$10,374	$10,769	$10,615
Aug 16	$10,404	$10,783	$10,562
Sep 16	$10,426	$10,792	$10,600
Oct 16	$10,234	$10,582	$10,351
Nov 16	$10,632	$10,999	$10,577
Dec 16	$10,788	$11,205	$10,708
Jan 17	$11,128	$11,431	$11,068
Feb 17	$11,718	$11,873	$11,528
Mar 17	$11,799	$11,881	$11,662
Apr 17	$12,098	$12,006	$11,928
May 17	$12,332	$12,160	$12,238
Jun 17	$12,372	$12,244	$12,206
Jul 17	$12,893	$12,487	$12,531
Aug 17	$12,999	$12,526	$12,760
Sep 17	$13,007	$12,793	$12,926
Oct 17	$13,635	$13,086	$13,427
Nov 17	$13,872	$13,485	$13,835
Dec 17	$13,977	$13,636	$13,943
Jan 18	$15,470	$14,384	$14,930
Feb 18	$15,172	$13,856	$14,539
Mar 18	$14,825	$13,541	$14,140
Apr 18	$15,162	$13,587	$14,189
May 18	$15,807	$13,934	$14,811
Jun 18	$16,106	$14,024	$14,954
Jul 18	$16,251	$14,508	$15,393
Aug 18	$16,967	$15,008	$16,235
Sep 18	$17,065	$15,065	$16,325
Oct 18	$15,270	$13,999	$14,865
Nov 18	$15,721	$14,284	$15,023
Dec 18	$14,398	$12,983	$13,732
Jan 19	$15,890	$14,071	$14,966
Feb 19	$16,376	$14,548	$15,501
Mar 19	$16,874	$14,801	$15,943
Apr 19	$17,663	$15,399	$16,663
May 19	$16,895	$14,417	$15,610
Jun 19	$17,955	$15,430	$16,682
Jul 19	$18,096	$15,669	$17,059
Aug 19	$17,890	$15,382	$16,928
Sep 19	$17,413	$15,649	$16,930
Oct 19	$17,760	$15,980	$17,408
Nov 19	$18,661	$16,584	$18,180
Dec 19	$19,107	$17,063	$18,729
Jan 20	$20,055	$17,082	$19,147
Feb 20	$18,878	$15,686	$17,843
Mar 20	$17,077	$13,613	$16,088
Apr 20	$19,551	$15,412	$18,468
May 20	$21,136	$16,225	$19,708
Jun 20	$22,181	$16,584	$20,567
Jul 20	$23,637	$17,555	$22,149
Aug 20	$25,628	$18,843	$24,434
Sep 20	$24,779	$18,155	$23,285
Oct 20	$24,147	$17,717	$22,494
Nov 20	$26,248	$19,803	$24,797
Dec 20	$27,464	$20,640	$25,938
Jan 21	$26,751	$20,470	$25,746
Feb 21	$27,337	$21,064	$25,740
Mar 21	$27,210	$21,861	$26,182
Apr 21	$29,271	$23,037	$27,963
May 21	$28,699	$23,147	$27,577
Jun 21	$30,697	$23,727	$29,307
Jul 21	$31,724	$24,220	$30,273
Aug 21	$32,803	$24,921	$31,404
Sep 21	$30,894	$23,776	$29,646
Oct 21	$32,895	$25,426	$32,213
Nov 21	$32,382	$25,085	$32,410
Dec 21	$32,432	$26,101	$33,096
Jan 22	$28,478	$24,629	$30,255
Feb 22	$27,378	$23,953	$28,970
Mar 22	$27,973	$24,762	$30,103
Apr 22	$24,034	$22,554	$26,468
May 22	$23,573	$22,520	$25,853
Jun 22	$21,596	$20,634	$23,805
Jul 22	$24,453	$22,556	$26,662
Aug 22	$22,680	$21,690	$25,420
Sep 22	$20,275	$19,683	$22,949
Oct 22	$21,050	$21,261	$24,290
Nov 22	$22,047	$22,412	$25,397
Dec 22	$20,073	$21,108	$23,453
Jan 23	$22,402	$22,524	$25,407
Feb 23	$22,069	$21,988	$25,106
Mar 23	$23,875	$22,683	$26,822
Apr 23	$24,367	$22,964	$27,086
May 23	$25,761	$23,071	$28,321
Jun 23	$27,519	$24,629	$30,258
Jul 23	$28,115	$25,476	$31,277
Aug 23	$28,210	$25,031	$30,996
Sep 23	$26,530	$23,854	$29,310
Oct 23	$26,229	$23,278	$28,893
Nov 23	$29,494	$25,452	$32,043
Dec 23	$30,683	$26,708	$33,462
Jan 24	$31,860	$27,081	$34,296
Feb 24	$34,200	$28,543	$36,636
Mar 24	$34,877	$29,458	$37,281
Apr 24	$33,183	$28,205	$35,700
May 24	$35,167	$29,533	$37,837
Jun 24	$37,555	$30,510	$40,388
Jul 24	$36,511	$30,954	$39,701
Aug 24	$37,362	$31,688	$40,528
Sep 24	$38,081	$32,366	$41,677
Oct 24	$37,787	$32,139	$41,539
Nov 24	$40,109	$34,209	$44,233
Dec 24	$40,412	$33,255	$44,623
Jan 25	$41,213	$34,313	$45,506
Feb 25	$39,419	$33,713	$43,871
Mar 25	$35,955	$31,762	$40,175
Apr 25	$36,755	$31,573	$40,887
May 25	$40,481	$33,589	$44,505
Jun 25	$43,354	$35,290	$47,342
Jul 25	$44,364	$36,074	$49,129
Aug 25	$44,112	$36,833	$49,679
Sep 25	$45,877	$38,110	$52,318
Oct 25	$46,939	$38,932	$54,218
Nov 25	$45,552	$39,027	$53,236
Dec 25	$45,181	$39,030	$52,906

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	11.80%	10.47%	16.28%
Russell 1000® Index...
	17.37	13.59	14.59
Russell 1000® Growth Index...
	18.56	15.32	18.13

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 264,011,860
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,705,241
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$264,011,860
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$1,705,241
Portfolio Turnover Rate...
64%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
54.7%
Communication Services...
13.2
Consumer Discretionary...
11.4
Health Care...
7.9
Industrials...
6.2
Financials...
3.9
Consumer Staples...
0.9
Materials...
0.5
Energy...
0.5
Short-Term Securities...
1.0
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007910
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Growth V.I. Fund
Class Name	Class III Shares
Trading Symbol	LGIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$108	1.02%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class III Shares returned 11.48%.

  For the same period, the Fund's benchmark, the Russell 1000® Index returned 17.37% and the Russell 1000® Growth Index returned 18.56%.

What contributed to performance?

Investment decisions in the information technology, healthcare and consumer discretionary sectors contributed to absolute performance. Holdings in the semiconductors & semiconductor equipment industry proved beneficial in technology, led by NVIDIA Corp. Positioning in pharmaceuticals was most additive in healthcare, with Eli Lilly & Co. making the strongest contribution. In consumer discretionary, positioning in the broadline retail industry contributed due in part to a position in Amazon.com, Inc.

What detracted from performance?

Positioning in the industrials, real estate, and consumer staples sectors detracted from absolute returns due in part to positions in Copart, Inc., CoStar Group, Inc., and Walmart, Inc., respectively.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	Russell 1000® Index	Russell 1000® Growth Index
Jan 16	$9,422	$9,462	$9,442
Feb 16	$9,407	$9,459	$9,438
Mar 16	$10,037	$10,117	$10,074
Apr 16	$9,822	$10,172	$9,982
May 16	$10,037	$10,351	$10,176
Jun 16	$9,874	$10,374	$10,136
Jul 16	$10,354	$10,769	$10,615
Aug 16	$10,377	$10,783	$10,562
Sep 16	$10,406	$10,792	$10,600
Oct 16	$10,206	$10,582	$10,351
Nov 16	$10,599	$10,999	$10,577
Dec 16	$10,755	$11,205	$10,708
Jan 17	$11,096	$11,431	$11,068
Feb 17	$11,672	$11,873	$11,528
Mar 17	$11,754	$11,881	$11,662
Apr 17	$12,046	$12,006	$11,928
May 17	$12,282	$12,160	$12,238
Jun 17	$12,314	$12,244	$12,206
Jul 17	$12,838	$12,487	$12,531
Aug 17	$12,936	$12,526	$12,760
Sep 17	$12,944	$12,793	$12,926
Oct 17	$13,559	$13,086	$13,427
Nov 17	$13,797	$13,485	$13,835
Dec 17	$13,898	$13,636	$13,943
Jan 18	$15,379	$14,384	$14,930
Feb 18	$15,088	$13,856	$14,539
Mar 18	$14,740	$13,541	$14,140
Apr 18	$15,069	$13,587	$14,189
May 18	$15,708	$13,934	$14,811
Jun 18	$15,998	$14,024	$14,954
Jul 18	$16,134	$14,508	$15,393
Aug 18	$16,844	$15,008	$16,235
Sep 18	$16,933	$15,065	$16,325
Oct 18	$15,148	$13,999	$14,865
Nov 18	$15,601	$14,284	$15,023
Dec 18	$14,282	$12,983	$13,732
Jan 19	$15,762	$14,071	$14,966
Feb 19	$16,240	$14,548	$15,501
Mar 19	$16,730	$14,801	$15,943
Apr 19	$17,513	$15,399	$16,663
May 19	$16,752	$14,417	$15,610
Jun 19	$17,796	$15,430	$16,682
Jul 19	$17,917	$15,669	$17,059
Aug 19	$17,720	$15,382	$16,928
Sep 19	$17,251	$15,649	$16,930
Oct 19	$17,589	$15,980	$17,408
Nov 19	$18,474	$16,584	$18,180
Dec 19	$18,900	$17,063	$18,729
Jan 20	$19,845	$17,082	$19,147
Feb 20	$18,670	$15,686	$17,843
Mar 20	$16,878	$13,613	$16,088
Apr 20	$19,336	$15,412	$18,468
May 20	$20,898	$16,225	$19,708
Jun 20	$21,915	$16,584	$20,567
Jul 20	$23,359	$17,555	$22,149
Aug 20	$25,318	$18,843	$24,434
Sep 20	$24,473	$18,155	$23,285
Oct 20	$23,849	$17,717	$22,494
Nov 20	$25,918	$19,803	$24,797
Dec 20	$27,108	$20,640	$25,938
Jan 21	$26,402	$20,470	$25,746
Feb 21	$26,967	$21,064	$25,740
Mar 21	$26,838	$21,861	$26,182
Apr 21	$28,868	$23,037	$27,963
May 21	$28,303	$23,147	$27,577
Jun 21	$30,256	$23,727	$29,307
Jul 21	$31,267	$24,220	$30,273
Aug 21	$32,331	$24,921	$31,404
Sep 21	$30,442	$23,776	$29,646
Oct 21	$32,397	$25,426	$32,213
Nov 21	$31,878	$25,085	$32,410
Dec 21	$31,928	$26,101	$33,096
Jan 22	$28,026	$24,629	$30,255
Feb 22	$26,941	$23,953	$28,970
Mar 22	$27,529	$24,762	$30,103
Apr 22	$23,641	$22,554	$26,468
May 22	$23,189	$22,520	$25,853
Jun 22	$21,245	$20,634	$23,805
Jul 22	$24,035	$22,556	$26,662
Aug 22	$22,299	$21,690	$25,420
Sep 22	$19,936	$19,683	$22,949
Oct 22	$20,691	$21,261	$24,290
Nov 22	$21,656	$22,412	$25,397
Dec 22	$19,715	$21,108	$23,453
Jan 23	$22,000	$22,524	$25,407
Feb 23	$21,662	$21,988	$25,106
Mar 23	$23,433	$22,683	$26,822
Apr 23	$23,916	$22,964	$27,086
May 23	$25,267	$23,071	$28,321
Jun 23	$26,990	$24,629	$30,258
Jul 23	$27,579	$25,476	$31,277
Aug 23	$27,659	$25,031	$30,996
Sep 23	$26,001	$23,854	$29,310
Oct 23	$25,695	$23,278	$28,893
Nov 23	$28,899	$25,452	$32,043
Dec 23	$30,059	$26,708	$33,462
Jan 24	$31,221	$27,081	$34,296
Feb 24	$33,496	$28,543	$36,636
Mar 24	$34,150	$29,458	$37,281
Apr 24	$32,481	$28,205	$35,700
May 24	$34,428	$29,533	$37,837
Jun 24	$36,752	$30,510	$40,388
Jul 24	$35,726	$30,954	$39,701
Aug 24	$36,556	$31,688	$40,528
Sep 24	$37,236	$32,366	$41,677
Oct 24	$36,937	$32,139	$41,539
Nov 24	$39,211	$34,209	$44,233
Dec 24	$39,494	$33,255	$44,623
Jan 25	$40,254	$34,313	$45,506
Feb 25	$38,505	$33,713	$43,871
Mar 25	$35,112	$31,762	$40,175
Apr 25	$35,890	$31,573	$40,887
May 25	$39,512	$33,589	$44,505
Jun 25	$42,322	$35,290	$47,342
Jul 25	$43,294	$36,074	$49,129
Aug 25	$43,037	$36,833	$49,679
Sep 25	$44,757	$38,110	$52,318
Oct 25	$45,782	$38,932	$54,218
Nov 25	$44,428	$39,027	$53,236
Dec 25	$44,029	$39,030	$52,906

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	11.48%	10.19%	15.98%
Russell 1000® Index...
	17.37	13.59	14.59
Russell 1000® Growth Index...
	18.56	15.32	18.13

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 264,011,860
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,705,241
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$264,011,860
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$1,705,241
Portfolio Turnover Rate...
64%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
54.7%
Communication Services...
13.2
Consumer Discretionary...
11.4
Health Care...
7.9
Industrials...
6.2
Financials...
3.9
Consumer Staples...
0.9
Materials...
0.5
Energy...
0.5
Short-Term Securities...
1.0
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007899
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Volatility V.I. Fund
Class Name	Class I Shares
Trading Symbol	AMBLI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class I Shares returned 5.98%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 22.34% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.18%.

What contributed to performance?

The Fund’s equity and fixed income positioning each contributed to absolute returns in 2025.

Relative value equity positioning made the largest contribution to Fund performance. A short position in U.S. equities versus a long position in developed-market international equities in the first quarter contributed, as did a shift to a long in the U.S. versus a short in developed-market European stocks in the summer. An increase in directional long equity positioning following the post-Liberation Day sell-off also benefited the Fund, as stocks subsequently recovered after the Trump administration walked back many of its tariff measures.

Fixed-income positioning was also additive to returns. Relative value positioning—most notably, a short in German Bunds versus a long in U.K. Gilts in the first half of 2025—made the largest contribution. The use of derivatives did not have a material impact on results. The Fund's cash position had no material impact on performance.

What detracted from performance?

Currency positioning detracted, mainly due to a long in the Japanese Yen against a short in the U.S. Dollar during the second half of the year. In fixed income, relative value positioning in the emerging markets weighed on returns. A long in South Korea versus shorts in certain other markets detracted, as did a relative value short position in Brazil. In equities some fundamental measures with a preference for lower-volatility countries detracted in the risk-on environment of the fourth quarter.

The investment adviser uses derivatives as an efficient means to take active views on interest rates, equity indices, and currencies in the Fund. During the period, the use of derivatives instead of physical instruments had a minimal impact on performance. The Fund did not hold private investments during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	MSCI All Country World Index (Net)	ICE BofA 3-Month U.S. Treasury Bill Index	FTSE WGBI (hedged into USD)	50% MSCI ACWI Index (Net)/50% FTSE WGBI (hedged into USD)
Jan 16	$9,855	$9,397	$10,000	$10,202	$9,800
Feb 16	$9,801	$9,332	$10,003	$10,328	$9,826
Mar 16	$10,008	$10,024	$10,007	$10,382	$10,216
Apr 16	$9,977	$10,172	$10,010	$10,363	$10,282
May 16	$10,031	$10,185	$10,011	$10,426	$10,320
Jun 16	$9,954	$10,123	$10,015	$10,671	$10,410
Jul 16	$9,992	$10,559	$10,017	$10,709	$10,653
Aug 16	$10,046	$10,595	$10,019	$10,674	$10,653
Sep 16	$10,054	$10,660	$10,024	$10,668	$10,683
Oct 16	$10,084	$10,479	$10,027	$10,529	$10,523
Nov 16	$10,153	$10,558	$10,028	$10,354	$10,475
Dec 16	$10,171	$10,786	$10,033	$10,375	$10,599
Jan 17	$10,178	$11,081	$10,037	$10,297	$10,704
Feb 17	$10,194	$11,392	$10,041	$10,387	$10,901
Mar 17	$10,232	$11,532	$10,043	$10,375	$10,961
Apr 17	$10,317	$11,711	$10,050	$10,444	$11,083
May 17	$10,394	$11,970	$10,055	$10,498	$11,234
Jun 17	$10,425	$12,024	$10,063	$10,458	$11,238
Jul 17	$10,423	$12,360	$10,072	$10,480	$11,407
Aug 17	$10,392	$12,408	$10,081	$10,587	$11,487
Sep 17	$10,454	$12,647	$10,090	$10,520	$11,562
Oct 17	$10,570	$12,910	$10,099	$10,567	$11,708
Nov 17	$10,648	$13,160	$10,107	$10,593	$11,836
Dec 17	$10,677	$13,372	$10,119	$10,598	$11,933
Jan 18	$10,755	$14,127	$10,131	$10,525	$12,229
Feb 18	$10,692	$13,533	$10,140	$10,530	$11,975
Mar 18	$10,700	$13,244	$10,154	$10,660	$11,921
Apr 18	$10,747	$13,370	$10,168	$10,618	$11,954
May 18	$10,794	$13,387	$10,183	$10,640	$11,974
Jun 18	$10,801	$13,314	$10,200	$10,680	$11,964
Jul 18	$10,880	$13,716	$10,216	$10,656	$12,132
Aug 18	$10,748	$13,824	$10,235	$10,668	$12,186
Sep 18	$11,005	$13,884	$10,251	$10,620	$12,185
Oct 18	$10,927	$12,843	$10,268	$10,620	$11,729
Nov 18	$10,896	$13,031	$10,289	$10,693	$11,855
Dec 18	$10,786	$12,113	$10,308	$10,873	$11,537
Jan 19	$11,026	$13,070	$10,329	$10,970	$12,044
Feb 19	$10,922	$13,419	$10,347	$10,961	$12,200
Mar 19	$10,930	$13,588	$10,370	$11,170	$12,393
Apr 19	$10,906	$14,047	$10,390	$11,151	$12,592
May 19	$10,714	$13,214	$10,413	$11,352	$12,331
Jun 19	$10,826	$14,079	$10,436	$11,515	$12,824
Jul 19	$10,809	$14,120	$10,455	$11,605	$12,893
Aug 19	$10,624	$13,785	$10,477	$11,941	$12,926
Sep 19	$10,809	$14,075	$10,495	$11,869	$13,023
Oct 19	$11,018	$14,460	$10,515	$11,818	$13,174
Nov 19	$11,058	$14,813	$10,528	$11,770	$13,308
Dec 19	$11,005	$15,335	$10,543	$11,699	$13,502
Jan 20	$11,146	$15,166	$10,557	$11,963	$13,580
Feb 20	$11,030	$13,941	$10,573	$12,154	$13,140
Mar 20	$10,955	$12,059	$10,604	$12,163	$12,257
Apr 20	$10,822	$13,350	$10,605	$12,273	$12,969
May 20	$11,030	$13,931	$10,605	$12,257	$13,243
Jun 20	$10,988	$14,376	$10,606	$12,292	$13,474
Jul 20	$11,002	$15,137	$10,608	$12,415	$13,897
Aug 20	$11,027	$16,063	$10,609	$12,288	$14,252
Sep 20	$10,935	$15,545	$10,610	$12,381	$14,076
Oct 20	$11,027	$15,167	$10,612	$12,373	$13,900
Nov 20	$11,362	$17,037	$10,612	$12,396	$14,770
Dec 20	$11,398	$17,828	$10,614	$12,413	$15,123
Jan 21	$11,320	$17,747	$10,615	$12,321	$15,032
Feb 21	$11,105	$18,158	$10,616	$12,054	$15,043
Mar 21	$11,269	$18,643	$10,616	$12,031	$15,230
Apr 21	$11,441	$19,458	$10,617	$12,032	$15,564
May 21	$11,553	$19,761	$10,617	$12,054	$15,699
Jun 21	$11,407	$20,021	$10,616	$12,120	$15,845
Jul 21	$11,319	$20,159	$10,617	$12,302	$16,018
Aug 21	$11,406	$20,664	$10,617	$12,264	$16,194
Sep 21	$11,641	$19,810	$10,618	$12,118	$15,764
Oct 21	$11,111	$20,821	$10,618	$12,096	$16,151
Nov 21	$11,198	$20,320	$10,618	$12,240	$16,053
Dec 21	$11,476	$21,133	$10,619	$12,129	$16,301
Jan 22	$11,458	$20,095	$10,619	$11,949	$15,780
Feb 22	$11,241	$19,576	$10,620	$11,810	$15,485
Mar 22	$11,337	$20,000	$10,623	$11,547	$15,480
Apr 22	$11,476	$18,399	$10,625	$11,235	$14,651
May 22	$11,467	$18,420	$10,632	$11,159	$14,610
Jun 22	$11,259	$16,868	$10,635	$11,027	$13,908
Jul 22	$11,189	$18,046	$10,641	$11,286	$14,557
Aug 22	$11,502	$17,381	$10,659	$10,947	$14,071
Sep 22	$11,511	$15,717	$10,685	$10,604	$13,177
Oct 22	$11,702	$16,666	$10,702	$10,566	$13,551
Nov 22	$11,841	$17,958	$10,736	$10,793	$14,221
Dec 22	$12,188	$17,252	$10,775	$10,568	$13,794
Jan 23	$11,997	$18,488	$10,809	$10,807	$14,444
Feb 23	$12,127	$17,958	$10,844	$10,635	$14,122
Mar 23	$12,014	$18,512	$10,891	$10,922	$14,530
Apr 23	$12,171	$18,778	$10,925	$10,960	$14,660
May 23	$12,223	$18,577	$10,968	$10,911	$14,549
Jun 23	$12,475	$19,656	$11,018	$10,883	$14,952
Jul 23	$12,597	$20,375	$11,062	$10,849	$15,203
Aug 23	$12,623	$19,806	$11,112	$10,832	$14,978
Sep 23	$12,843	$18,987	$11,163	$10,629	$14,529
Oct 23	$12,764	$18,416	$11,213	$10,567	$14,267
Nov 23	$12,834	$20,116	$11,263	$10,902	$15,152
Dec 23	$12,578	$21,082	$11,316	$11,247	$15,756
Jan 24	$12,995	$21,206	$11,364	$11,210	$15,776
Feb 24	$13,318	$22,116	$11,410	$11,128	$16,057
Mar 24	$13,460	$22,810	$11,462	$11,213	$16,370
Apr 24	$13,422	$22,057	$11,511	$11,029	$15,966
May 24	$13,498	$22,953	$11,566	$11,092	$16,336
Jun 24	$13,536	$23,464	$11,613	$11,183	$16,584
Jul 24	$13,328	$23,843	$11,665	$11,400	$16,879
Aug 24	$13,470	$24,448	$11,721	$11,516	$17,180
Sep 24	$13,451	$25,016	$11,772	$11,641	$17,473
Oct 24	$13,641	$24,455	$11,817	$11,479	$17,155
Nov 24	$14,134	$25,369	$11,862	$11,617	$17,579
Dec 24	$14,086	$24,769	$11,910	$11,515	$17,293
Jan 25	$14,286	$25,600	$11,954	$11,545	$17,606
Feb 25	$14,296	$25,446	$11,992	$11,678	$17,654
Mar 25	$14,162	$24,441	$12,032	$11,617	$17,260
Apr 25	$14,058	$24,669	$12,073	$11,757	$17,444
May 25	$14,381	$26,087	$12,117	$11,689	$17,895
Jun 25	$14,543	$27,258	$12,157	$11,784	$18,370
Jul 25	$14,705	$27,628	$12,199	$11,752	$18,469
Aug 25	$15,086	$28,310	$12,247	$11,793	$18,729
Sep 25	$15,086	$29,336	$12,288	$11,871	$19,130
Oct 25	$14,810	$29,992	$12,330	$11,975	$19,428
Nov 25	$14,753	$29,989	$12,364	$11,997	$19,445
Dec 25	$14,928	$30,302	$12,407	$11,951	$19,510

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	5.98%	5.54%	4.09%
MSCI All Country World Index (Net)...
	22.34	11.19	11.72
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.18	3.17	2.18
FTSE WGBI (hedged into USD)...
	3.79	(0.76)	1.80
50% MSCI ACWI Index (Net)/50% FTSE WGBI (hedged into USD)...
	12.82	5.23	6.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 148,789,444
Holdings Count | Holding	922
Advisory Fees Paid, Amount	$ 446,244
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$148,789,444
Number of Portfolio Holdings...
922
Net Investment Advisory Fees...
$446,244
Portfolio Turnover Rate...
179%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
19.8%
Financials...
14.9
Industrials...
8.0
Communication Services...
6.7
Consumer Discretionary...
6.1
Health Care...
5.5
Consumer Staples...
4.1
Energy...
1.7
Materials...
1.4
Utilities...
1.3
Real Estate...
1.1
Short-Term Securities...
10.4
Other Assets Less Liabilities...
19.0
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007901
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Volatility V.I. Fund
Class Name	Class III Shares
Trading Symbol	ABIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class III Shares returned 5.72%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 22.34% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.18%.

What contributed to performance?

The Fund’s equity and fixed income positioning each contributed to absolute returns in 2025.

Relative value equity positioning made the largest contribution to Fund performance. A short position in U.S. equities versus a long position in developed-market international equities in the first quarter contributed, as did a shift to a long in the U.S. versus a short in developed-market European stocks in the summer. An increase in directional long equity positioning following the post-Liberation Day sell-off also benefited the Fund, as stocks subsequently recovered after the Trump administration walked back many of its tariff measures.

Fixed-income positioning was also additive to returns. Relative value positioning—most notably, a short in German Bunds versus a long in U.K. Gilts in the first half of 2025—made the largest contribution. The use of derivatives did not have a material impact on results. The Fund's cash position had no material impact on performance.

What detracted from performance?

Currency positioning detracted, mainly due to a long in the Japanese Yen against a short in the U.S. Dollar during the second half of the year. In fixed income, relative value positioning in the emerging markets weighed on returns. A long in South Korea versus shorts in certain other markets detracted, as did a relative value short position in Brazil. In equities some fundamental measures with a preference for lower-volatility countries detracted in the risk-on environment of the fourth quarter.

The investment adviser uses derivatives as an efficient means to take active views on interest rates, equity indices, and currencies in the Fund. During the period, the use of derivatives instead of physical instruments had a minimal impact on performance. The Fund did not hold private investments during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	MSCI All Country World Index (Net)	ICE BofA 3-Month U.S. Treasury Bill Index	FTSE WGBI (hedged into USD)	50% MSCI ACWI Index (Net)/50% FTSE WGBI (hedged into USD)
Jan 16	$9,853	$9,397	$10,000	$10,202	$9,800
Feb 16	$9,797	$9,332	$10,003	$10,328	$9,826
Mar 16	$10,001	$10,024	$10,007	$10,382	$10,216
Apr 16	$9,969	$10,172	$10,010	$10,363	$10,282
May 16	$10,020	$10,185	$10,011	$10,426	$10,320
Jun 16	$9,942	$10,123	$10,015	$10,671	$10,410
Jul 16	$9,978	$10,559	$10,017	$10,709	$10,653
Aug 16	$10,029	$10,595	$10,019	$10,674	$10,653
Sep 16	$10,035	$10,660	$10,024	$10,668	$10,683
Oct 16	$10,063	$10,479	$10,027	$10,529	$10,523
Nov 16	$10,130	$10,558	$10,028	$10,354	$10,475
Dec 16	$10,145	$10,786	$10,033	$10,375	$10,599
Jan 17	$10,151	$11,081	$10,037	$10,297	$10,704
Feb 17	$10,164	$11,392	$10,041	$10,387	$10,901
Mar 17	$10,200	$11,532	$10,043	$10,375	$10,961
Apr 17	$10,283	$11,711	$10,050	$10,444	$11,083
May 17	$10,358	$11,970	$10,055	$10,498	$11,234
Jun 17	$10,386	$12,024	$10,063	$10,458	$11,238
Jul 17	$10,382	$12,360	$10,072	$10,480	$11,407
Aug 17	$10,349	$12,408	$10,081	$10,587	$11,487
Sep 17	$10,408	$12,647	$10,090	$10,520	$11,562
Oct 17	$10,522	$12,910	$10,099	$10,567	$11,708
Nov 17	$10,597	$13,160	$10,107	$10,593	$11,836
Dec 17	$10,624	$13,372	$10,119	$10,598	$11,933
Jan 18	$10,699	$14,127	$10,131	$10,525	$12,229
Feb 18	$10,636	$13,533	$10,140	$10,530	$11,975
Mar 18	$10,644	$13,244	$10,154	$10,660	$11,921
Apr 18	$10,690	$13,370	$10,168	$10,618	$11,954
May 18	$10,737	$13,387	$10,183	$10,640	$11,974
Jun 18	$10,737	$13,314	$10,200	$10,680	$11,964
Jul 18	$10,815	$13,716	$10,216	$10,656	$12,132
Aug 18	$10,676	$13,824	$10,235	$10,668	$12,186
Sep 18	$10,931	$13,884	$10,251	$10,620	$12,185
Oct 18	$10,854	$12,843	$10,268	$10,620	$11,729
Nov 18	$10,815	$13,031	$10,289	$10,693	$11,855
Dec 18	$10,701	$12,113	$10,308	$10,873	$11,537
Jan 19	$10,939	$13,070	$10,329	$10,970	$12,044
Feb 19	$10,836	$13,419	$10,347	$10,961	$12,200
Mar 19	$10,844	$13,588	$10,370	$11,170	$12,393
Apr 19	$10,812	$14,047	$10,390	$11,151	$12,592
May 19	$10,621	$13,214	$10,413	$11,352	$12,331
Jun 19	$10,732	$14,079	$10,436	$11,515	$12,824
Jul 19	$10,716	$14,120	$10,455	$11,605	$12,893
Aug 19	$10,524	$13,785	$10,477	$11,941	$12,926
Sep 19	$10,708	$14,075	$10,495	$11,869	$13,023
Oct 19	$10,915	$14,460	$10,515	$11,818	$13,174
Nov 19	$10,947	$14,813	$10,528	$11,770	$13,308
Dec 19	$10,898	$15,335	$10,543	$11,699	$13,502
Jan 20	$11,030	$15,166	$10,557	$11,963	$13,580
Feb 20	$10,923	$13,941	$10,573	$12,154	$13,140
Mar 20	$10,841	$12,059	$10,604	$12,163	$12,257
Apr 20	$10,709	$13,350	$10,605	$12,273	$12,969
May 20	$10,915	$13,931	$10,605	$12,257	$13,243
Jun 20	$10,866	$14,376	$10,606	$12,292	$13,474
Jul 20	$10,879	$15,137	$10,608	$12,415	$13,897
Aug 20	$10,904	$16,063	$10,609	$12,288	$14,252
Sep 20	$10,804	$15,545	$10,610	$12,381	$14,076
Oct 20	$10,895	$15,167	$10,612	$12,373	$13,900
Nov 20	$11,227	$17,037	$10,612	$12,396	$14,770
Dec 20	$11,252	$17,828	$10,614	$12,413	$15,123
Jan 21	$11,184	$17,747	$10,615	$12,321	$15,032
Feb 21	$10,971	$18,158	$10,616	$12,054	$15,043
Mar 21	$11,124	$18,643	$10,616	$12,031	$15,230
Apr 21	$11,295	$19,458	$10,617	$12,032	$15,564
May 21	$11,397	$19,761	$10,617	$12,054	$15,699
Jun 21	$11,252	$20,021	$10,616	$12,120	$15,845
Jul 21	$11,157	$20,159	$10,617	$12,302	$16,018
Aug 21	$11,243	$20,664	$10,617	$12,264	$16,194
Sep 21	$11,475	$19,810	$10,618	$12,118	$15,764
Oct 21	$10,951	$20,821	$10,618	$12,096	$16,151
Nov 21	$11,037	$20,320	$10,618	$12,240	$16,053
Dec 21	$11,312	$21,133	$10,619	$12,129	$16,301
Jan 22	$11,295	$20,095	$10,619	$11,949	$15,780
Feb 22	$11,072	$19,576	$10,620	$11,810	$15,485
Mar 22	$11,157	$20,000	$10,623	$11,547	$15,480
Apr 22	$11,295	$18,399	$10,625	$11,235	$14,651
May 22	$11,286	$18,420	$10,632	$11,159	$14,610
Jun 22	$11,080	$16,868	$10,635	$11,027	$13,908
Jul 22	$11,011	$18,046	$10,641	$11,286	$14,557
Aug 22	$11,312	$17,381	$10,659	$10,947	$14,071
Sep 22	$11,320	$15,717	$10,685	$10,604	$13,177
Oct 22	$11,501	$16,666	$10,702	$10,566	$13,551
Nov 22	$11,638	$17,958	$10,736	$10,793	$14,221
Dec 22	$11,981	$17,252	$10,775	$10,568	$13,794
Jan 23	$11,792	$18,488	$10,809	$10,807	$14,444
Feb 23	$11,913	$17,958	$10,844	$10,635	$14,122
Mar 23	$11,801	$18,512	$10,891	$10,922	$14,530
Apr 23	$11,956	$18,778	$10,925	$10,960	$14,660
May 23	$12,007	$18,577	$10,968	$10,911	$14,549
Jun 23	$12,239	$19,656	$11,018	$10,883	$14,952
Jul 23	$12,360	$20,375	$11,062	$10,849	$15,203
Aug 23	$12,386	$19,806	$11,112	$10,832	$14,978
Sep 23	$12,602	$18,987	$11,163	$10,629	$14,529
Oct 23	$12,524	$18,416	$11,213	$10,567	$14,267
Nov 23	$12,576	$20,116	$11,263	$10,902	$15,152
Dec 23	$12,327	$21,082	$11,316	$11,247	$15,756
Jan 24	$12,737	$21,206	$11,364	$11,210	$15,776
Feb 24	$13,045	$22,116	$11,410	$11,128	$16,057
Mar 24	$13,194	$22,810	$11,462	$11,213	$16,370
Apr 24	$13,148	$22,057	$11,511	$11,029	$15,966
May 24	$13,222	$22,953	$11,566	$11,092	$16,336
Jun 24	$13,250	$23,464	$11,613	$11,183	$16,584
Jul 24	$13,045	$23,843	$11,665	$11,400	$16,879
Aug 24	$13,185	$24,448	$11,721	$11,516	$17,180
Sep 24	$13,157	$25,016	$11,772	$11,641	$17,473
Oct 24	$13,353	$24,455	$11,817	$11,479	$17,155
Nov 24	$13,829	$25,369	$11,862	$11,617	$17,579
Dec 24	$13,774	$24,769	$11,910	$11,515	$17,293
Jan 25	$13,970	$25,600	$11,954	$11,545	$17,606
Feb 25	$13,980	$25,446	$11,992	$11,678	$17,654
Mar 25	$13,840	$24,441	$12,032	$11,617	$17,260
Apr 25	$13,737	$24,669	$12,073	$11,757	$17,444
May 25	$14,045	$26,087	$12,117	$11,689	$17,895
Jun 25	$14,204	$27,258	$12,157	$11,784	$18,370
Jul 25	$14,362	$27,628	$12,199	$11,752	$18,469
Aug 25	$14,726	$28,310	$12,247	$11,793	$18,729
Sep 25	$14,726	$29,336	$12,288	$11,871	$19,130
Oct 25	$14,456	$29,992	$12,330	$11,975	$19,428
Nov 25	$14,390	$29,989	$12,364	$11,997	$19,445
Dec 25	$14,563	$30,302	$12,407	$11,951	$19,510

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	5.72%	5.29%	3.83%
MSCI All Country World Index (Net)...
	22.34	11.19	11.72
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.18	3.17	2.18
FTSE WGBI (hedged into USD)...
	3.79	(0.76)	1.80
50% MSCI ACWI Index (Net)/50% FTSE WGBI (hedged into USD)...
	12.82	5.23	6.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 148,789,444
Holdings Count | Holding	922
Advisory Fees Paid, Amount	$ 446,244
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$148,789,444
Number of Portfolio Holdings...
922
Net Investment Advisory Fees...
$446,244
Portfolio Turnover Rate...
179%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
19.8%
Financials...
14.9
Industrials...
8.0
Communication Services...
6.7
Consumer Discretionary...
6.1
Health Care...
5.5
Consumer Staples...
4.1
Energy...
1.7
Materials...
1.4
Utilities...
1.3
Real Estate...
1.1
Short-Term Securities...
10.4
Other Assets Less Liabilities...
19.0
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007902
Shareholder Report [Line Items]
Fund Name	BlackRock S&P 500 Index V.I. Fund
Class Name	Class I Shares
Trading Symbol	IDXVI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the reporting period ended December 31, 2025, the Fund's Class I Shares returned 17.72%.

For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.

United States (“U.S.”) equities ended the first quarter 2025 in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025.

U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi year highs. Sentiment improved after the U.S. administration announced a 90 day pause on most proposed tariffs.

The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and artificial intelligence (“AI”) enthusiasm supported equity gains. While additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.

U.S. equities continued to advance through the third quarter. The FOMC maintained its data driven approach, holding rates steady in July, delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk management” cut.

Equity markets posted modest gains in the fourth quarter. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	S&P 500® Index
Jan 16	$9,502	$9,504
Feb 16	$9,486	$9,491
Mar 16	$10,126	$10,135
Apr 16	$10,162	$10,174
May 16	$10,341	$10,357
Jun 16	$10,362	$10,384
Jul 16	$10,745	$10,766
Aug 16	$10,755	$10,782
Sep 16	$10,755	$10,784
Oct 16	$10,560	$10,587
Nov 16	$10,945	$10,979
Dec 16	$11,160	$11,196
Jan 17	$11,367	$11,408
Feb 17	$11,816	$11,861
Mar 17	$11,827	$11,875
Apr 17	$11,945	$11,997
May 17	$12,113	$12,166
Jun 17	$12,186	$12,242
Jul 17	$12,430	$12,494
Aug 17	$12,464	$12,532
Sep 17	$12,722	$12,790
Oct 17	$13,014	$13,089
Nov 17	$13,412	$13,490
Dec 17	$13,559	$13,640
Jan 18	$14,331	$14,421
Feb 18	$13,797	$13,890
Mar 18	$13,446	$13,537
Apr 18	$13,494	$13,589
May 18	$13,814	$13,916
Jun 18	$13,898	$14,002
Jul 18	$14,416	$14,523
Aug 18	$14,880	$14,996
Sep 18	$14,963	$15,081
Oct 18	$13,940	$14,050
Nov 18	$14,220	$14,337
Dec 18	$12,934	$13,042
Jan 19	$13,975	$14,087
Feb 19	$14,417	$14,540
Mar 19	$14,700	$14,822
Apr 19	$15,293	$15,422
May 19	$14,322	$14,442
Jun 19	$15,331	$15,460
Jul 19	$15,546	$15,682
Aug 19	$15,297	$15,434
Sep 19	$15,584	$15,723
Oct 19	$15,915	$16,063
Nov 19	$16,494	$16,646
Dec 19	$16,988	$17,149
Jan 20	$16,981	$17,142
Feb 20	$15,578	$15,731
Mar 20	$13,650	$13,788
Apr 20	$15,401	$15,555
May 20	$16,129	$16,296
Jun 20	$16,450	$16,620
Jul 20	$17,376	$17,558
Aug 20	$18,624	$18,820
Sep 20	$17,914	$18,105
Oct 20	$17,438	$17,623
Nov 20	$19,341	$19,552
Dec 20	$20,086	$20,304
Jan 21	$19,880	$20,099
Feb 21	$20,425	$20,653
Mar 21	$21,316	$21,558
Apr 21	$22,457	$22,708
May 21	$22,612	$22,867
Jun 21	$23,135	$23,401
Jul 21	$23,680	$23,956
Aug 21	$24,399	$24,685
Sep 21	$23,261	$23,537
Oct 21	$24,885	$25,186
Nov 21	$24,713	$25,011
Dec 21	$25,818	$26,132
Jan 22	$24,481	$24,780
Feb 22	$23,744	$24,038
Mar 22	$24,625	$24,931
Apr 22	$22,472	$22,757
May 22	$22,512	$22,798
Jun 22	$20,654	$20,916
Jul 22	$22,550	$22,845
Aug 22	$21,631	$21,913
Sep 22	$19,633	$19,895
Oct 22	$21,220	$21,506
Nov 22	$22,405	$22,708
Dec 22	$21,111	$21,399
Jan 23	$22,437	$22,744
Feb 23	$21,890	$22,189
Mar 23	$22,685	$23,004
Apr 23	$23,045	$23,363
May 23	$23,139	$23,464
Jun 23	$24,661	$25,015
Jul 23	$25,459	$25,818
Aug 23	$25,045	$25,407
Sep 23	$23,849	$24,196
Oct 23	$23,358	$23,687
Nov 23	$25,484	$25,850
Dec 23	$26,647	$27,025
Jan 24	$27,088	$27,479
Feb 24	$28,528	$28,946
Mar 24	$29,446	$29,878
Apr 24	$28,240	$28,657
May 24	$29,636	$30,078
Jun 24	$30,698	$31,157
Jul 24	$31,063	$31,537
Aug 24	$31,815	$32,302
Sep 24	$32,494	$32,992
Oct 24	$32,195	$32,692
Nov 24	$34,079	$34,611
Dec 24	$33,264	$33,786
Jan 25	$34,185	$34,727
Feb 25	$33,739	$34,274
Mar 25	$31,832	$32,343
Apr 25	$31,614	$32,124
May 25	$33,596	$34,146
Jun 25	$35,304	$35,882
Jul 25	$36,097	$36,687
Aug 25	$36,824	$37,431
Sep 25	$38,165	$38,797
Oct 25	$39,056	$39,706
Nov 25	$39,142	$39,803
Dec 25	$39,159	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	17.72%	14.28%	14.63%
S&P 500® Index...
	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,117,417,169
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 2,039,073
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,117,417,169
Number of Portfolio Holdings...
507
Net Investment Advisory Fees...
$2,039,073
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
34.0%
Financials...
13.2
Communication Services...
10.4
Consumer Discretionary...
10.3
Health Care...
9.5
Industrials...
8.0
Consumer Staples...
4.7
Energy...
2.8
Utilities...
2.2
Materials...
1.8
OtherFootnote Reference(b)...
2.8
Short-Term Securities...
0.7
Liabilities in Excess of Other Assets...
(0.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

C000007903
Shareholder Report [Line Items]
Fund Name	BlackRock S&P 500 Index V.I. Fund
Class Name	Class II Shares
Trading Symbol	IXVII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the reporting period ended December 31, 2025, the Fund's Class II Shares returned 17.53%.

For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.

United States (“U.S.”) equities ended the first quarter 2025 in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025.

U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi year highs. Sentiment improved after the U.S. administration announced a 90 day pause on most proposed tariffs.

The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and artificial intelligence (“AI”) enthusiasm supported equity gains. While additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.

U.S. equities continued to advance through the third quarter. The FOMC maintained its data driven approach, holding rates steady in July, delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk management” cut.

Equity markets posted modest gains in the fourth quarter. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class II Shares	S&P 500® Index
Jan 16	$9,498	$9,504
Feb 16	$9,483	$9,491
Mar 16	$10,121	$10,135
Apr 16	$10,158	$10,174
May 16	$10,338	$10,357
Jun 16	$10,354	$10,384
Jul 16	$10,734	$10,766
Aug 16	$10,745	$10,782
Sep 16	$10,745	$10,784
Oct 16	$10,548	$10,587
Nov 16	$10,936	$10,979
Dec 16	$11,147	$11,196
Jan 17	$11,356	$11,408
Feb 17	$11,801	$11,861
Mar 17	$11,807	$11,875
Apr 17	$11,926	$11,997
May 17	$12,089	$12,166
Jun 17	$12,157	$12,242
Jul 17	$12,403	$12,494
Aug 17	$12,437	$12,532
Sep 17	$12,691	$12,790
Oct 17	$12,985	$13,089
Nov 17	$13,374	$13,490
Dec 17	$13,522	$13,640
Jan 18	$14,287	$14,421
Feb 18	$13,755	$13,890
Mar 18	$13,403	$13,537
Apr 18	$13,450	$13,589
May 18	$13,767	$13,916
Jun 18	$13,851	$14,002
Jul 18	$14,366	$14,523
Aug 18	$14,827	$14,996
Sep 18	$14,911	$15,081
Oct 18	$13,888	$14,050
Nov 18	$14,163	$14,337
Dec 18	$12,881	$13,042
Jan 19	$13,914	$14,087
Feb 19	$14,352	$14,540
Mar 19	$14,630	$14,822
Apr 19	$15,220	$15,422
May 19	$14,250	$14,442
Jun 19	$15,252	$15,460
Jul 19	$15,467	$15,682
Aug 19	$15,217	$15,434
Sep 19	$15,499	$15,723
Oct 19	$15,831	$16,063
Nov 19	$16,401	$16,646
Dec 19	$16,896	$17,149
Jan 20	$16,882	$17,142
Feb 20	$15,487	$15,731
Mar 20	$13,565	$13,788
Apr 20	$15,302	$15,555
May 20	$16,027	$16,296
Jun 20	$16,342	$16,620
Jul 20	$17,265	$17,558
Aug 20	$18,498	$18,820
Sep 20	$17,792	$18,105
Oct 20	$17,314	$17,623
Nov 20	$19,205	$19,552
Dec 20	$19,942	$20,304
Jan 21	$19,735	$20,099
Feb 21	$20,274	$20,653
Mar 21	$21,161	$21,558
Apr 21	$22,285	$22,708
May 21	$22,433	$22,867
Jun 21	$22,950	$23,401
Jul 21	$23,490	$23,956
Aug 21	$24,197	$24,685
Sep 21	$23,069	$23,537
Oct 21	$24,678	$25,186
Nov 21	$24,497	$25,011
Dec 21	$25,594	$26,132
Jan 22	$24,260	$24,780
Feb 22	$23,529	$24,038
Mar 22	$24,397	$24,931
Apr 22	$22,268	$22,757
May 22	$22,300	$22,798
Jun 22	$20,453	$20,916
Jul 22	$22,338	$22,845
Aug 22	$21,417	$21,913
Sep 22	$19,444	$19,895
Oct 22	$21,013	$21,506
Nov 22	$22,185	$22,708
Dec 22	$20,896	$21,399
Jan 23	$22,208	$22,744
Feb 23	$21,659	$22,189
Mar 23	$22,449	$23,004
Apr 23	$22,792	$23,363
May 23	$22,886	$23,464
Jun 23	$24,396	$25,015
Jul 23	$25,178	$25,818
Aug 23	$24,772	$25,407
Sep 23	$23,581	$24,196
Oct 23	$23,089	$23,687
Nov 23	$25,196	$25,850
Dec 23	$26,333	$27,025
Jan 24	$26,766	$27,479
Feb 24	$28,191	$28,946
Mar 24	$29,093	$29,878
Apr 24	$27,894	$28,657
May 24	$29,274	$30,078
Jun 24	$30,311	$31,157
Jul 24	$30,677	$31,537
Aug 24	$31,412	$32,302
Sep 24	$32,075	$32,992
Oct 24	$31,775	$32,692
Nov 24	$33,636	$34,611
Dec 24	$32,831	$33,786
Jan 25	$33,733	$34,727
Feb 25	$33,287	$34,274
Mar 25	$31,405	$32,343
Apr 25	$31,177	$32,124
May 25	$33,135	$34,146
Jun 25	$34,817	$35,882
Jul 25	$35,582	$36,687
Aug 25	$36,301	$37,431
Sep 25	$37,616	$38,797
Oct 25	$38,489	$39,706
Nov 25	$38,575	$39,803
Dec 25	$38,587	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class II Shares ...
	17.53%	14.11%	14.46%
S&P 500® Index...
	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,117,417,169
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 2,039,073
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,117,417,169
Number of Portfolio Holdings...
507
Net Investment Advisory Fees...
$2,039,073
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
34.0%
Financials...
13.2
Communication Services...
10.4
Consumer Discretionary...
10.3
Health Care...
9.5
Industrials...
8.0
Consumer Staples...
4.7
Energy...
2.8
Utilities...
2.2
Materials...
1.8
OtherFootnote Reference(b)...
2.8
Short-Term Securities...
0.7
Liabilities in Excess of Other Assets...
(0.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

C000007904
Shareholder Report [Line Items]
Fund Name	BlackRock S&P 500 Index V.I. Fund
Class Name	Class III Shares
Trading Symbol	IVIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the reporting period ended December 31, 2025, the Fund's Class III Shares returned 17.42%.

For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.

United States (“U.S.”) equities ended the first quarter 2025 in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025.

U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi year highs. Sentiment improved after the U.S. administration announced a 90 day pause on most proposed tariffs.

The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and artificial intelligence (“AI”) enthusiasm supported equity gains. While additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.

U.S. equities continued to advance through the third quarter. The FOMC maintained its data driven approach, holding rates steady in July, delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk management” cut.

Equity markets posted modest gains in the fourth quarter. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	S&P 500® Index
Jan 16	$9,500	$9,504
Feb 16	$9,483	$9,491
Mar 16	$10,120	$10,135
Apr 16	$10,154	$10,174
May 16	$10,330	$10,357
Jun 16	$10,349	$10,384
Jul 16	$10,729	$10,766
Aug 16	$10,737	$10,782
Sep 16	$10,735	$10,784
Oct 16	$10,538	$10,587
Nov 16	$10,920	$10,979
Dec 16	$11,132	$11,196
Jan 17	$11,336	$11,408
Feb 17	$11,782	$11,861
Mar 17	$11,790	$11,875
Apr 17	$11,905	$11,997
May 17	$12,070	$12,166
Jun 17	$12,141	$12,242
Jul 17	$12,381	$12,494
Aug 17	$12,412	$12,532
Sep 17	$12,667	$12,790
Oct 17	$12,955	$13,089
Nov 17	$13,348	$13,490
Dec 17	$13,492	$13,640
Jan 18	$14,257	$14,421
Feb 18	$13,725	$13,890
Mar 18	$13,367	$13,537
Apr 18	$13,415	$13,589
May 18	$13,731	$13,916
Jun 18	$13,814	$14,002
Jul 18	$14,322	$14,523
Aug 18	$14,782	$14,996
Sep 18	$14,865	$15,081
Oct 18	$13,845	$14,050
Nov 18	$14,119	$14,337
Dec 18	$12,842	$13,042
Jan 19	$13,866	$14,087
Feb 19	$14,308	$14,540
Mar 19	$14,580	$14,822
Apr 19	$15,168	$15,422
May 19	$14,201	$14,442
Jun 19	$15,199	$15,460
Jul 19	$15,408	$15,682
Aug 19	$15,159	$15,434
Sep 19	$15,440	$15,723
Oct 19	$15,765	$16,063
Nov 19	$16,332	$16,646
Dec 19	$16,819	$17,149
Jan 20	$16,813	$17,142
Feb 20	$15,423	$15,731
Mar 20	$13,510	$13,788
Apr 20	$15,233	$15,555
May 20	$15,955	$16,296
Jun 20	$16,268	$16,620
Jul 20	$17,180	$17,558
Aug 20	$18,407	$18,820
Sep 20	$17,704	$18,105
Oct 20	$17,229	$17,623
Nov 20	$19,111	$19,552
Dec 20	$19,834	$20,304
Jan 21	$19,628	$20,099
Feb 21	$20,165	$20,653
Mar 21	$21,047	$21,558
Apr 21	$22,164	$22,708
May 21	$22,311	$22,867
Jun 21	$22,818	$23,401
Jul 21	$23,355	$23,956
Aug 21	$24,057	$24,685
Sep 21	$22,929	$23,537
Oct 21	$24,528	$25,186
Nov 21	$24,349	$25,011
Dec 21	$25,434	$26,132
Jan 22	$24,109	$24,780
Feb 22	$23,383	$24,038
Mar 22	$24,245	$24,931
Apr 22	$22,123	$22,757
May 22	$22,155	$22,798
Jun 22	$20,320	$20,916
Jul 22	$22,185	$22,845
Aug 22	$21,277	$21,913
Sep 22	$19,310	$19,895
Oct 22	$20,868	$21,506
Nov 22	$22,024	$22,708
Dec 22	$20,749	$21,399
Jan 23	$22,050	$22,744
Feb 23	$21,506	$22,189
Mar 23	$22,288	$23,004
Apr 23	$22,629	$23,363
May 23	$22,714	$23,464
Jun 23	$24,211	$25,015
Jul 23	$24,978	$25,818
Aug 23	$24,576	$25,407
Sep 23	$23,394	$24,196
Oct 23	$22,906	$23,687
Nov 23	$24,995	$25,850
Dec 23	$26,123	$27,025
Jan 24	$26,552	$27,479
Feb 24	$27,955	$28,946
Mar 24	$28,848	$29,878
Apr 24	$27,660	$28,657
May 24	$29,018	$30,078
Jun 24	$30,055	$31,157
Jul 24	$30,408	$31,537
Aug 24	$31,137	$32,302
Sep 24	$31,793	$32,992
Oct 24	$31,496	$32,692
Nov 24	$33,331	$34,611
Dec 24	$32,528	$33,786
Jan 25	$33,422	$34,727
Feb 25	$32,980	$34,274
Mar 25	$31,108	$32,343
Apr 25	$30,882	$32,124
May 25	$32,820	$34,146
Jun 25	$34,475	$35,882
Jul 25	$35,241	$36,687
Aug 25	$35,944	$37,431
Sep 25	$37,244	$38,797
Oct 25	$38,108	$39,706
Nov 25	$38,184	$39,803
Dec 25	$38,194	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	17.42%	14.00%	14.34%
S&P 500® Index...
	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,117,417,169
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 2,039,073
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,117,417,169
Number of Portfolio Holdings...
507
Net Investment Advisory Fees...
$2,039,073
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
34.0%
Financials...
13.2
Communication Services...
10.4
Consumer Discretionary...
10.3
Health Care...
9.5
Industrials...
8.0
Consumer Staples...
4.7
Energy...
2.8
Utilities...
2.2
Materials...
1.8
OtherFootnote Reference(b)...
2.8
Short-Term Securities...
0.7
Liabilities in Excess of Other Assets...
(0.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

C000195946
Shareholder Report [Line Items]
Fund Name	BlackRock Small Cap Index V.I. Fund
Class Name	Class I Shares
Trading Symbol	BSIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

For the reporting period ended December 31, 2025, the Fund's Class I Shares (or the Fund) returned 12.65%.

For the same period, the Fund’s benchmark, the Russell 3000® Index returned 17.15% and the Russell 2000® Index returned 12.81%.

United States (“U.S.”) equities ended the first quarter 2025 in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025.

U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi year highs. Sentiment improved after the U.S. administration announced a 90 day pause on most proposed tariffs.

The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and artificial intelligence (“AI”) enthusiasm supported equity gains. While additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.

U.S. equities continued to advance through the third quarter. The FOMC maintained its data driven approach, holding rates steady in July, delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk management” cut.

Equity markets posted modest gains in the fourth quarter. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	Russell 3000® Index	Russell 2000® Index
Jan 16	$9,117	$9,436	$9,121
Feb 16	$9,117	$9,433	$9,120
Mar 16	$9,839	$10,097	$9,848
Apr 16	$9,992	$10,159	$10,003
May 16	$10,212	$10,341	$10,228
Jun 16	$10,212	$10,362	$10,222
Jul 16	$10,815	$10,774	$10,832
Aug 16	$11,002	$10,801	$11,023
Sep 16	$11,121	$10,818	$11,146
Oct 16	$10,594	$10,584	$10,616
Nov 16	$11,774	$11,058	$11,800
Dec 16	$12,096	$11,274	$12,131
Jan 17	$12,149	$11,486	$12,179
Feb 17	$12,380	$11,913	$12,414
Mar 17	$12,398	$11,921	$12,430
Apr 17	$12,531	$12,047	$12,566
May 17	$12,274	$12,171	$12,311
Jun 17	$12,699	$12,280	$12,736
Jul 17	$12,788	$12,512	$12,831
Aug 17	$12,628	$12,536	$12,668
Sep 17	$13,409	$12,842	$13,458
Oct 17	$13,525	$13,122	$13,573
Nov 17	$13,906	$13,521	$13,964
Dec 17	$13,855	$13,656	$13,908
Jan 18	$14,217	$14,375	$14,271
Feb 18	$13,665	$13,846	$13,718
Mar 18	$13,836	$13,568	$13,896
Apr 18	$13,951	$13,619	$14,016
May 18	$14,797	$14,004	$14,867
Jun 18	$14,902	$14,095	$14,973
Jul 18	$15,158	$14,563	$15,234
Aug 18	$15,805	$15,074	$15,891
Sep 18	$15,425	$15,099	$15,509
Oct 18	$13,752	$13,988	$13,824
Nov 18	$13,963	$14,268	$14,044
Dec 18	$12,297	$12,940	$12,376
Jan 19	$13,693	$14,051	$13,768
Feb 19	$14,398	$14,545	$14,484
Mar 19	$14,091	$14,757	$14,181
Apr 19	$14,577	$15,346	$14,662
May 19	$13,437	$14,353	$13,522
Jun 19	$14,385	$15,361	$14,478
Jul 19	$14,457	$15,590	$14,561
Aug 19	$13,751	$15,272	$13,842
Sep 19	$14,033	$15,540	$14,130
Oct 19	$14,406	$15,874	$14,502
Nov 19	$14,996	$16,478	$15,099
Dec 19	$15,421	$16,954	$15,535
Jan 20	$14,918	$16,935	$15,037
Feb 20	$13,667	$15,549	$13,771
Mar 20	$10,689	$13,410	$10,779
Apr 20	$12,157	$15,187	$12,259
May 20	$12,960	$15,999	$13,057
Jun 20	$13,408	$16,364	$13,519
Jul 20	$13,776	$17,294	$13,893
Aug 20	$14,555	$18,546	$14,676
Sep 20	$14,063	$17,871	$14,185
Oct 20	$14,363	$17,485	$14,482
Nov 20	$17,015	$19,613	$17,152
Dec 20	$18,480	$20,495	$18,636
Jan 21	$19,402	$20,404	$19,573
Feb 21	$20,609	$21,042	$20,793
Mar 21	$20,807	$21,796	$21,002
Apr 21	$21,247	$22,919	$21,443
May 21	$21,290	$23,024	$21,487
Jun 21	$21,687	$23,592	$21,904
Jul 21	$20,907	$23,991	$21,113
Aug 21	$21,366	$24,675	$21,585
Sep 21	$20,735	$23,568	$20,949
Oct 21	$21,609	$25,161	$21,840
Nov 21	$20,707	$24,778	$20,930
Dec 21	$21,173	$25,754	$21,397
Jan 22	$19,136	$24,239	$19,337
Feb 22	$19,330	$23,628	$19,544
Mar 22	$19,573	$24,395	$19,787
Apr 22	$17,633	$22,206	$17,826
May 22	$17,665	$22,176	$17,853
Jun 22	$16,195	$20,321	$16,385
Jul 22	$17,895	$22,227	$18,095
Aug 22	$17,535	$21,397	$17,725
Sep 22	$15,852	$19,413	$16,026
Oct 22	$17,584	$21,005	$17,790
Nov 22	$17,993	$22,102	$18,206
Dec 22	$16,840	$20,808	$17,024
Jan 23	$18,478	$22,241	$18,684
Feb 23	$18,160	$21,721	$18,368
Mar 23	$17,292	$22,302	$17,491
Apr 23	$16,991	$22,539	$17,176
May 23	$16,824	$22,627	$17,017
Jun 23	$18,194	$24,172	$18,401
Jul 23	$19,290	$25,039	$19,526
Aug 23	$18,319	$24,555	$18,549
Sep 23	$17,231	$23,386	$17,457
Oct 23	$16,059	$22,766	$16,267
Nov 23	$17,515	$24,888	$17,739
Dec 23	$19,653	$26,209	$19,906
Jan 24	$18,890	$26,499	$19,132
Feb 24	$19,948	$27,933	$20,214
Mar 24	$20,659	$28,835	$20,938
Apr 24	$19,202	$27,566	$19,464
May 24	$20,156	$28,868	$20,440
Jun 24	$19,983	$29,762	$20,251
Jul 24	$21,991	$30,315	$22,309
Aug 24	$21,660	$30,975	$21,976
Sep 24	$21,817	$31,616	$22,129
Oct 24	$21,486	$31,384	$21,810
Nov 24	$23,855	$33,471	$24,202
Dec 24	$21,877	$32,448	$22,203
Jan 25	$22,434	$33,473	$22,785
Feb 25	$21,245	$32,831	$21,567
Mar 25	$19,797	$30,916	$20,099
Apr 25	$19,332	$30,709	$19,634
May 25	$20,372	$32,655	$20,683
Jun 25	$21,468	$34,314	$21,807
Jul 25	$21,835	$35,070	$22,185
Aug 25	$23,399	$35,881	$23,770
Sep 25	$24,125	$37,120	$24,510
Oct 25	$24,553	$37,915	$24,953
Nov 25	$24,795	$38,019	$25,193
Dec 25	$24,643	$38,012	$25,047

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	12.65%	5.93%	9.44%
Russell 3000® Index...
	17.15	13.15	14.29
Russell 2000® Index...
	12.81	6.09	9.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 359,802,342
Holdings Count | Holding	1,961
Advisory Fees Paid, Amount	$ 265,135
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$359,802,342
Number of Portfolio Holdings...
1,961
Net Investment Advisory Fees...
$265,135
Portfolio Turnover Rate...
13%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Health Care...
18.6%
Financials...
17.6
Industrials...
17.3
Information Technology...
14.7
Consumer Discretionary...
8.9
Real Estate...
5.6
Energy...
4.8
Materials...
4.4
Utilities...
3.0
Communication Services...
2.8
Consumer Staples...
1.8
Short-Term Securities...
10.6
Liabilities in Excess of Other Assets...
(10.1)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000225418
Shareholder Report [Line Items]
Fund Name	BlackRock Small Cap Index V.I. Fund
Class Name	Class III Shares
Trading Symbol	BSIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

For the reporting period ended December 31, 2025, the Fund's Class III Shares (or the Fund) returned 12.37%.

For the same period, the Fund’s benchmark, the Russell 3000® Index returned 17.15% and the Russell 2000® Index returned 12.81%.

United States (“U.S.”) equities ended the first quarter 2025 in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025.

U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi year highs. Sentiment improved after the U.S. administration announced a 90 day pause on most proposed tariffs.

The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and artificial intelligence (“AI”) enthusiasm supported equity gains. While additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.

U.S. equities continued to advance through the third quarter. The FOMC maintained its data driven approach, holding rates steady in July, delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk management” cut.

Equity markets posted modest gains in the fourth quarter. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	Russell 3000® Index	Russell 2000® Index
Jan 16	$9,115	$9,436	$9,121
Feb 16	$9,113	$9,433	$9,120
Mar 16	$9,833	$10,097	$9,848
Apr 16	$9,983	$10,159	$10,003
May 16	$10,202	$10,341	$10,228
Jun 16	$10,200	$10,362	$10,222
Jul 16	$10,799	$10,774	$10,832
Aug 16	$10,983	$10,801	$11,023
Sep 16	$11,100	$10,818	$11,146
Oct 16	$10,572	$10,584	$10,616
Nov 16	$11,747	$11,058	$11,800
Dec 16	$12,066	$11,274	$12,131
Jan 17	$12,116	$11,486	$12,179
Feb 17	$12,344	$11,913	$12,414
Mar 17	$12,359	$11,921	$12,430
Apr 17	$12,489	$12,047	$12,566
May 17	$12,230	$12,171	$12,311
Jun 17	$12,652	$12,280	$12,736
Jul 17	$12,738	$12,512	$12,831
Aug 17	$12,576	$12,536	$12,668
Sep 17	$13,351	$12,842	$13,458
Oct 17	$13,463	$13,122	$13,573
Nov 17	$13,840	$13,521	$13,964
Dec 17	$13,786	$13,656	$13,908
Jan 18	$14,143	$14,375	$14,271
Feb 18	$13,592	$13,846	$13,718
Mar 18	$13,759	$13,568	$13,896
Apr 18	$13,870	$13,619	$14,016
May 18	$14,708	$14,004	$14,867
Jun 18	$14,809	$14,095	$14,973
Jul 18	$15,061	$14,563	$15,234
Aug 18	$15,700	$15,074	$15,891
Sep 18	$15,319	$15,099	$15,509
Oct 18	$13,655	$13,988	$13,824
Nov 18	$13,862	$14,268	$14,044
Dec 18	$12,205	$12,940	$12,376
Jan 19	$13,588	$14,051	$13,768
Feb 19	$14,285	$14,545	$14,484
Mar 19	$13,977	$14,757	$14,181
Apr 19	$14,457	$15,346	$14,662
May 19	$13,323	$14,353	$13,522
Jun 19	$14,260	$15,361	$14,478
Jul 19	$14,328	$15,590	$14,561
Aug 19	$13,626	$15,272	$13,842
Sep 19	$13,903	$15,540	$14,130
Oct 19	$14,268	$15,874	$14,502
Nov 19	$14,850	$16,478	$15,099
Dec 19	$15,268	$16,954	$15,535
Jan 20	$14,766	$16,935	$15,037
Feb 20	$13,525	$15,549	$13,771
Mar 20	$10,575	$13,410	$10,779
Apr 20	$12,026	$15,187	$12,259
May 20	$12,817	$15,999	$13,057
Jun 20	$13,258	$16,364	$13,519
Jul 20	$13,619	$17,294	$13,893
Aug 20	$14,386	$18,546	$14,676
Sep 20	$13,897	$17,871	$14,185
Oct 20	$14,191	$17,485	$14,482
Nov 20	$16,807	$19,613	$17,152
Dec 20	$18,250	$20,495	$18,636
Jan 21	$19,157	$20,404	$19,573
Feb 21	$20,347	$21,042	$20,793
Mar 21	$20,529	$21,796	$21,002
Apr 21	$20,964	$22,919	$21,443
May 21	$20,992	$23,024	$21,487
Jun 21	$21,398	$23,592	$21,904
Jul 21	$20,614	$23,991	$21,113
Aug 21	$21,066	$24,675	$21,585
Sep 21	$20,444	$23,568	$20,949
Oct 21	$21,307	$25,161	$21,840
Nov 21	$20,402	$24,778	$20,930
Dec 21	$20,850	$25,754	$21,397
Jan 22	$18,840	$24,239	$19,337
Feb 22	$19,048	$23,628	$19,544
Mar 22	$19,271	$24,395	$19,787
Apr 22	$17,357	$22,206	$17,826
May 22	$17,389	$22,176	$17,853
Jun 22	$15,953	$20,321	$16,385
Jul 22	$17,615	$22,227	$18,095
Aug 22	$17,244	$21,397	$17,725
Sep 22	$15,583	$19,413	$16,026
Oct 22	$17,293	$21,005	$17,790
Nov 22	$17,696	$22,102	$18,206
Dec 22	$16,549	$20,808	$17,024
Jan 23	$18,163	$22,241	$18,684
Feb 23	$17,850	$21,721	$18,368
Mar 23	$16,994	$22,302	$17,491
Apr 23	$16,681	$22,539	$17,176
May 23	$16,516	$22,627	$17,017
Jun 23	$17,850	$24,172	$18,401
Jul 23	$18,931	$25,039	$19,526
Aug 23	$17,974	$24,555	$18,549
Sep 23	$16,918	$23,386	$17,457
Oct 23	$15,746	$22,766	$16,267
Nov 23	$17,182	$24,888	$17,739
Dec 23	$19,268	$26,209	$19,906
Jan 24	$18,517	$26,499	$19,132
Feb 24	$19,558	$27,933	$20,214
Mar 24	$20,241	$28,835	$20,938
Apr 24	$18,807	$27,566	$19,464
May 24	$19,746	$28,868	$20,440
Jun 24	$19,558	$29,762	$20,251
Jul 24	$21,534	$30,315	$22,309
Aug 24	$21,208	$30,975	$21,976
Sep 24	$21,345	$31,616	$22,129
Oct 24	$21,037	$31,384	$21,810
Nov 24	$23,334	$33,471	$24,202
Dec 24	$21,400	$32,448	$22,203
Jan 25	$21,948	$33,473	$22,785
Feb 25	$20,762	$32,831	$21,567
Mar 25	$19,357	$30,916	$20,099
Apr 25	$18,901	$30,709	$19,634
May 25	$19,904	$32,655	$20,683
Jun 25	$20,981	$34,314	$21,807
Jul 25	$21,323	$35,070	$22,185
Aug 25	$22,841	$35,881	$23,770
Sep 25	$23,554	$37,120	$24,510
Oct 25	$23,975	$37,915	$24,953
Nov 25	$24,194	$38,019	$25,193
Dec 25	$24,047	$38,012	$25,047

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	12.37%	5.67%	9.17%
Russell 3000® Index...
	17.15	13.15	14.29
Russell 2000® Index...
	12.81	6.09	9.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 359,802,342
Holdings Count | Holding	1,961
Advisory Fees Paid, Amount	$ 265,135
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$359,802,342
Number of Portfolio Holdings...
1,961
Net Investment Advisory Fees...
$265,135
Portfolio Turnover Rate...
13%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Health Care...
18.6%
Financials...
17.6
Industrials...
17.3
Information Technology...
14.7
Consumer Discretionary...
8.9
Real Estate...
5.6
Energy...
4.8
Materials...
4.4
Utilities...
3.0
Communication Services...
2.8
Consumer Staples...
1.8
Short-Term Securities...
10.6
Liabilities in Excess of Other Assets...
(10.1)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.